As filed with the SEC on April 28, 2009
Registration No. 33-24400
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __ []
Post-Effective Amendment No. 29 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 47 [X]
FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Exact name of registrant)
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)
82 Devonshire Street
Boston, Massachusetts 02109
(Address of depositor's principal executive offices)
Depositor's telephone number: (800) 544-8888
_________________________________________________
JON J. SKILLMAN
President
Fidelity Investments Life Insurance Company
82 Devonshire Street, V5A
Boston, Massachusetts 02109
(Name and address of agent for service)
___________________________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
___________________________________________________________

Individual Variable Annuity Contracts -- The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2009, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page _ of _
	on , pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page __

Prospectus

Fidelity Retirement Reserves®

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("Fidelity Investments Life," "we," "us," the "Company," or "FILI"), the life insurance company that is part of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

You may purchase the Contract (1) on a non-qualified basis or (2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Internal Revenue Code of 1986, as amended. You may choose to receive amounts in a single payment or as a series of annuity payments, including payments guaranteed for your lifetime.

Investment Options & Fixed Account

You may direct your money to one or more of fifty-three variable Subaccounts of Fidelity Investments Variable Annuity Account I (the "Variable Account").

You may also direct part of your money to a fixed-rate investment option funded through our general account (the "Fixed Account").

The Funds of the investment options in the Variable Account are managed by Fidelity Management & Research Company ("FMR"). Others are managed by Strategic Advisers,® Inc. ("Strategic Advisers"), an affiliate of FMR. Other Funds are managed or sub-advised by Geode Capital Management, LLC ("Geode"), Morgan Stanley Investment Management Inc. ("Morgan Stanley"), Credit Suisse Asset Management, LLC ("Credit Suisse"), and Lazard Asset Management, LLC ("Lazard"). All portfolios available in this prospectus are collectively known as the "Funds."

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2009. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling Fidelity Investments Life at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 40.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by either the current prospectus for the Money Market Investment Option or the prospectuses for all the Investment Options available in the Contract.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL FIDELITY INVESTMENTS:

Nationally 1-800-544-2442

Date: April 30, 2009

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Prospectus Contents

Glossary	iii
Summary of the Contract	1
Facts About Fidelity Investments Life, the Variable Account, and the Funds
Fidelity Investments Life	4
The Variable Account	4
Financial Statements	4
The Funds	5
Facts about the Contract
Purchase of a Contract	7
Free Look Privilege	8
Investment Allocation of Your Purchase Payments	8
Trading Among Variable Subaccounts	9
Accumulation Units	11
Withdrawals	12
Signature Guarantee or Customer Authentication	12
Charges	13
Certain Portfolios Impose A Short-Term Redemption Fee	14
Death Benefit	14
Required Distributions Upon Death	14
Annuity Date	15
Selection of Annuity Income Options	15
Fixed, Variable, or Combination Annuity Income Options	15
Types of Annuity Income Options	16
Reports to Owners	16
The Fixed Account
The Fixed Account	17
More About the Contract
Tax Considerations	17
Other Contract Provisions	19
Selling the Contracts	20
Automatic Deduction Plan	20
Special Provisions Applicable to Sales Under Sponsored Arrangements	20
Dollar Cost Averaging	21
Automatic Rebalancing	21
Postponement of Payment	21
More About the Variable Account and the Funds
Changes in Investment Options	22
Total Return for a Subaccount	22
Voting Rights	22
Resolving Material Conflicts	23
Litigation	23
Appendix A: Accumulation Unit Values	24
Table of Contents of the Statement of Additional Information	40

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Glossary

Accumulation Unit - A unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

Annuitant - The person designated by the Contract Owner, upon whose life annuity payments are based.

Annuity Contract or Contract - A Contract designed to provide an Annuitant with an income, which may be a lifetime income, beginning on the Annuity Date.

Annuity Date - The date when annuity payments begin.

Annuity Unit - A unit of measure used after the Annuity Date to calculate the amount of variable annuity payments.

Beneficiary or Beneficiaries - The person or persons who receive the proceeds in the event of the death of all the Owners or the Annuitant.

Cash Surrender Value - The amount payable to you upon surrender of the Contract prior to the Annuity Date during the Annuitant's lifetime, before the deduction of any taxes.

Code - The Internal Revenue Code of 1986, as amended.

Contract Anniversary - The same day and month as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. It will be stated in your Contract.

Contract Owner(s) or You - The person or persons who have the ownership rights and privileges of the Contract. Two people may purchase a Contract only if they are spouses.

Contract Value - The total amount attributable to your Contract at any time prior to the Annuity Date, representing amounts in the Subaccounts and the Fixed Account.

Contract Year - A year that starts on the Contract Date or on a Contract Anniversary.

Death Benefit - Amount payable to the Beneficiary or Beneficiaries upon the death of the Annuitant before the Annuity Date.

Fixed Account - A fixed-rate investment option funded through Fidelity Investments Life's general account. Fidelity Investments Life credits interest to the amount allocated to the Fixed Account at a rate declared periodically in advance. The Fixed Account may also be referred to as the "Guaranteed Account."

Investment Options - The Subaccounts.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When used to refer to a Qualified Contract described herein, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Non-qualified Contract - A Contract other than a Qualified Contract.

Qualified Contract - A Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in this prospectus.

Total Return - Used to measure the investment performance of a Subaccount from one Valuation Period to the next.

Trading Among Variable Subaccounts - Transfers of amounts among the variable Investment Options.

Valuation Period - The period of time from one determination of Accumulation Unit Values and Annuity Unit Values to the next determination of such values. Such determinations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

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Summary of the Contract

Purpose

  This variable annuity Contract allows you, the Owner(s), to accumulate funds on a tax-deferred basis by investing in one or more variable Subaccounts.
  The Contract also permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. The Owner designates the Annuitant, the person upon whose life annuity payments are based. The Annuitant may be an Owner or someone else.
  There is no assurance that values invested in the Subaccounts will increase. As the Contract Owner(s), you bear the investment risk with respect to those values.
  The Contract also allows you to allocate funds to a fixed-rate investment option funded through our general account (the "Fixed Account"). The Fixed Account may also be referred to as the "Guaranteed Account." We guarantee that amounts allocated to the Fixed Account will earn interest at declared rates.
  We designed the Contract to provide income for retirement or to meet other long-term goals. You may purchase the Contract as follows:

(1) on a non-qualified basis;

(2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Code in connection with the "rollover" of contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan or an IRA; or

(3) by exchanging Fidelity Variable Annuity (another annuity contract issued by Fidelity Investments Life).

Non-qualified Contract

We require an initial minimum of $2,500 to purchase a Non-qualified Contract. Each addition must be at least $250 and the Annuitant must still be living. We may reduce these minimums for individuals under certain sponsored arrangements or for automatic deduction plans.

Qualified Contract

We require an initial minimum of $10,000 to purchase a Qualified Contract. You may make additional rollover contributions to a Qualified Contract as long as each addition is at least $2,500. You may also make additions to a Contract before annuity payments begin (the "Annuity Date"). Some Contracts may have lower minimums.

Investment Options

You may direct your money to one or more of the fifty-three Subaccounts of the Variable Account. Each Investment Option invests exclusively in one of the mutual funds ("Funds") described in "The Funds" below. The Funds are managed or sub-advised by FMR, Strategic Advisers, Geode, Morgan Stanley, Credit Suisse, and Lazard. Each Fund has its own investment objective, policies and risks, as described in its separate fund prospectus. Except for the Fidelity VIP Money Market Portfolio, each Fund is intended for long-term investment and varies daily in price.

Fixed Account

You may currently allocate funds to a fixed-rate investment option funded through our general account ("the Fixed Account"), although we may restrict the Fixed Account's availability from time to time. We guarantee that amounts allocated to the Fixed Account will earn interest daily at an annual rate that will never be less than the guaranteed rate stated in your Policy Schedule. The fixed rate will be reset periodically. Any funds in the Fixed Account do not fluctuate with the investment performance of our General Account or of the Investment Options.

Withdrawals

You may withdraw all or part of your Contract's Cash Surrender Value before the Annuity Date and while the Annuitant is still living. The Cash Surrender Value of your Contract is the amount payable before the deduction of taxes if you surrender your Contract.

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The maximum partial withdrawal is one that would reduce your Contract Value to $2,500. Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations on page 17.

Annuity Income Options

You may select from a number of annuity income options, including annuity income payments for the life of the Annuitant, with or without a guaranteed number of payments. See Types of Annuity Income Options on page 16. You may choose any of these annuity income options to be paid on (1) a fixed basis, (2) a variable basis, or (3) a combination of both. See Fixed, Variable, or Combination Annuity Income Options on page 15.

  If you elect a fixed income, your Contract's participation in the investment experience of the Variable Account will cease when the annuity income payments begin.
  If you elect a variable income, annuity income payments will vary in accordance with the investment experience of the Subaccounts you select during the payout period.
  If you elect a combination of fixed and variable income, a portion of your income payment will be fixed, and a portion will vary in accordance with the investment performance of the selected Subaccounts.

On the Annuity Date, the Annuitant becomes the Owner of the Contract.

Death Benefit

In the event that the Annuitant dies prior to the Annuity Date, we will pay a Death Benefit to the Beneficiary you select. See Death Benefit on page 14. In the event that an Owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to certain specified rules in order for the Contract to qualify as an annuity for tax purposes. See Required Distributions Upon Death on page 14.

Charges

We assess the following charges.

(1) Annual Maintenance Charge. This charge is currently set at $30 per year and is guaranteed not to exceed $50 per year.

  Before the Annuity Date, we deduct this charge from your Contract Value.
  After the Annuity Date, we currently waive this charge, but we reserve the right to deduct it from each annuity income payment on a pro rata basis.
  We currently waive this annual charge if total purchase payments less any withdrawals equal at least $25,000. In addition, we will waive this charge for Contracts purchased after May 1, 1990 by exchanging Fidelity Variable Annuity. The criteria for waiving the charge does not use balances or values from other contracts or accounts you may own with FILI or Fidelity Investments.

(2) Daily Administrative Charge. We also make a daily charge (equivalent to an effective annual rate of 0.05%) against the assets of each variable Subaccount for administrative expenses.

(3) Mortality and Expense Risk Charge. We assess a daily asset charge (equivalent to an effective annual rate of 0.75%) for mortality and expense risks. These daily asset charges are not assessed against amounts allocated to the Fixed Account.

(4) Premium Taxes. Our current practice is generally to deduct any applicable premium taxes from your Contract Value on the Annuity Date or upon payment of proceeds. However, we may make a deduction for taxes required by any state upon receipt of your payments for Contracts issued for delivery in that jurisdiction. We reserve the right to deduct premium taxes when we incur such taxes.

(5) Exchange Charge. We reserve the right to charge no more than $15.00 for each transfer In excess of twelve per Contract Year.

(6) Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses. See the prospectuses for the Funds for discussions of expenses.

(7) Other Taxes.

For further information on the charges described above, see Charges on page 13.

FILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges and do not increase the fund or contract charges described in this section or in the fee table.

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Free Look Privilege

For all contracts, the portion of your Purchase Payment allocated to the Variable Account will be placed in the Money Market Investment Option during the free look period, and in most cases, it will remain there for the entire free look period. In some instances, your Purchase Payment may be placed in the Money Market Investment Option for only part of the free look period. See Free Look Privilege on page 8.

You may return the Contract for a refund during the free look period. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

FEE TABLE

The following tables describe the fees and expenses that you will pay while owning the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, or transfer cash value between Investment Options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Sales Load Imposed on Purchases (as a percentage of purchase payments)		None
Deferred Sales Load (as a percentage of purchase payments or amount surrendered, as applicable)		None
Surrender Fees (as a percentage of amount surrendered, if applicable)		None
Exchange Fee	None	$ 15.00A

A Although we do not intend to charge for exchanges, we reserve the right to charge no more than $15 for each transfer in excess of twelve per calendar year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Fund fees and expenses.

	Current Charge	Maximum Charge
Annual Maintenance Charge	$30.00A	$50.00
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Fees	0.75%	0.75%
Daily Administrative Charge	0.05%	0.25%B
Total Separate Account Annual Expenses	0.80%	1.00%

A We deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge up to $50 if warranted by the expenses we incur.

B Although we do not intend to deduct more than 0.05% per year, we reserve the right to increase this annual rate to 0.25%.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	3.71%

Some Portfolios impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Utilities Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Telecommunications Portfolio, and Fidelity VIP Emerging Markets Portfolio.

For more details about the fee, please see "Certain Portfolios Impose a Short-Term Redemption Fee" on page 14.

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EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Example 1 assumes maximum contract charges and maximum fees and expenses of any of the Funds. Example 2 assumes current contract charges and maximum fees and expenses of any of the Funds. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the contract. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) Assuming maximum contract charges:

1 year	3 years	5 years	10 years
$ 476	$ 1,430	$ 2,390	$ 4,810

(2) Assuming current contract charges:

1 year	3 years	5 years	10 years
$ 454	$ 1,369	$ 2,292	$ 4,638

Facts about Fidelity Investments Life,
the Variable Account, and the Funds

FIDELITY INVESTMENTS LIFE

Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. Fidelity Investments Life is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. Fidelity Investments Life's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 82 Devonshire Street, Boston, Massachusetts 02109. Our Annuity Service Center address is P.O. Box 770001, Cincinnati, Ohio 45277-0050.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I is a separate investment account of Fidelity Investments Life established on July 22, 1987. It is used to support the variable annuity contracts described herein and another form of variable annuity contracts issued by Fidelity Investments Life, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Variable Account's financial statements appear in the Statement of Additional Information.

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for FILI and for the Variable Account may be found in the Statement of Additional Information.

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THE FUNDS

There are currently fifty-three Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY
VIP Asset ManagerSM	Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
VIP Asset Manager: Growth®	Seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
VIP Balanced	Seeks both income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
VIP Consumer Discretionary	Seeks capital appreciation	Fidelity Management & Research Company
VIP Consumer Staples	Seeks capital appreciation	Fidelity Management & Research Company
VIP Contrafund®	Seeks long-term capital appreciation	Fidelity Management & Research Company
VIP Disciplined Small Cap	Seeks capital appreciation	Fidelity Management & Research Company/ Geode Capital Management, LLC
VIP Dynamic Capital Appreciation	Seeks capital appreciation	Fidelity Management & Research Company
VIP Emerging Markets	Seeks capital appreciation	Fidelity Management & Research Company
VIP Energy	Seeks capital appreciation	Fidelity Management & Research Company
VIP Equity-Income	Seeks reasonable income while also considering capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity Management & Research Company
VIP Financial Services	Seeks capital appreciation	Fidelity Management & Research Company
VIP Freedom Income	Seeks high total return with a secondary objective of principal preservation	Strategic Advisers, Inc.
VIP Freedom 2005	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
VIP Freedom 2010	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
VIP Freedom 2015	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
VIP Freedom 2020	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
VIP Freedom 2025	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
VIP Freedom 2030	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
VIP FundsManager® 20%	Seeks high current income and, as a secondary objective, capital appreciation	Strategic Advisers, Inc.
VIP FundsManager® 50%	Seeks high total return	Strategic Advisers, Inc.
VIP FundsManager® 60%	Seeks high total return	Strategic Advisers, Inc.
VIP FundsManager® 70%	Seeks high total return	Strategic Advisers, Inc.
VIP FundsManager® 85%	Seeks high total return	Strategic Advisers, Inc.
VIP Growth	Seeks to achieve capital appreciation	Fidelity Management & Research Company
VIP Growth & Income	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
VIP Growth Opportunities	Seeks to provide capital growth	Fidelity Management & Research Company
VIP Growth Stock	Seeks capital appreciation	Fidelity Management & Research Company
VIP Growth Strategies*	Seeks capital appreciation	Fidelity Management & Research Company
VIP Health Care	Seeks capital appreciation	Fidelity Management & Research Company
VIP High Income	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
VIP Index 500	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/ Geode Capital Management, LLC
VIP Industrials	Seeks capital appreciation	Fidelity Management & Research Company
VIP Investment Grade Bond	Seeks high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
VIP International Capital Appreciation	Seeks capital appreciation	Fidelity Management & Research Company
VIP Materials	Seeks capital appreciation	Fidelity Management & Research Company
VIP Mid Cap	Seeks long-term growth of capital	Fidelity Management & Research Company
VIP Money Market	Seeks high level of current income consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
VIP Overseas	Seeks long-term growth of capital	Fidelity Management & Research Company
VIP Real Estate	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company
VIP Strategic Income	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
VIP Technology	Seeks capital appreciation	Fidelity Management & Research Company
VIP Telecommunications	Seeks capital appreciation	Fidelity Management & Research Company
VIP Utilities	Seeks capital appreciation	Fidelity Management & Research Company
VIP Value	Seeks capital appreciation	Fidelity Management & Research Company
VIP Value Leaders	Seeks capital appreciation	Fidelity Management & Research Company
VIP Value Strategies	Seeks capital appreciation	Fidelity Management & Research Company
CREDIT SUISSE
International Equity Flex I**	Seeks long-term capital appreciation	Credit Suisse Asset Management, LLC
LAZARD
Retirement Emerging Markets Equity	Seeks long-term capital appreciation	Lazard Asset Management, LLC
MORGAN STANLEY
Emerging Markets Debt	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.	Morgan Stanley Investment Management Inc.
Emerging Markets Equity	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Global Value Equity	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world including U.S. issuers	Morgan Stanley Investment Management Inc.
International Magnum	Seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries	Morgan Stanley Investment Management Inc.

Important

You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 1-800-544-2442, or visiting Fidelity.com.

* Formerly known as VIP Aggressive Growth.

** Prior to May 1, 2009 known as Credit Suisse International Focus.

Facts about the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. The Contracts are available on (1) a non-qualified basis ("Non-qualified Contracts"), and (2) as Individual Retirement Annuities ("IRAs") that qualify for special federal income tax treatment ("Qualified Contracts").

  Generally, you may purchase a Qualified Contract only in connection with a "rollover" of funds from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, governmental 457(b) plan, or an IRA. To purchase a Qualified Contract you must make a purchase payment of at least $10,000 and complete an application form. There are other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Contract. See Tax Considerations on page 17.
  To purchase a Non-Qualified Contract, you must make a purchase payment of at least $2,500 and complete an application form. For a Non-Qualified Contract, the proposed Annuitant must be no older than 72 years old (for Contracts purchased through a 1035 exchange, the Annuitant must be no older than 85 years old).
  Application and Initial Purchase Payments

If we can accept your application and initial purchase payment in the form received, we will apply the payment to the purchase of a Contract within two business days after receipt at the Annuity Service Center. The date that we credit the payment and issue your Contract is called the Contract Date. If we receive an incomplete application, we will request the information necessary to complete the application.

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Once we receive the completed application, we will apply the initial payment to the purchase of a Contract within two business days. If the application remains incomplete for five business days, we will return your payment unless we obtain your specific permission to retain the payment pending completion of the application.

A Non-Qualified Contract may also be purchased by exchanging Fidelity Variable Annuity. In this situation, we will exchange the original Contract for a new Contract with a purchase price equal to the Contract Value of the original Contract on the date of the exchange. In addition, a Contract purchased through such an exchange will be subject to certain special provisions, which are described throughout the prospectus.

FILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

  Additional Payments to Contracts

You may add money to a Non-qualified Contract during the life of the Annuitant and before the Annuity Date. The smallest such payment we will accept is generally $250. You may, however, elect to make regular monthly payments of a minimum of $100 by authorizing regular transfers from a checking account. See Automatic Deduction Plan on page 20. Furthermore, we may offer Contracts with lower minimum payment requirements to individuals under certain sponsored arrangements that meet our eligibility requirements. See Special Provisions Applicable to Sales Under Sponsored Arrangements on page 20.

You may make a telephone, mail or Internet request to add an additional payment to the Contract from your Fidelity mutual fund or Fidelity brokerage "core" account, or other eligible Fidelity account ("Fidelity Account"). To make an additional Purchase Payment of more than $100,000 from another Fidelity Account you must do so in writing. Any Fidelity Account from which money is to be transferred must have a registration identical to that of your Contract, or must be from an account in your name individually.

You may make additional payments to a Qualified Contract of additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, governmental 457(b) plan, or an IRA. See Tax Considerations on page 17. The smallest such payment we will accept is $2,500, unless your Contract provides for a lower minimum.

After the free look period, additional payments allocated to the variable Subaccounts will be credited to your Contract based on the next computed value of an Accumulation Unit following receipt of your payment at the Annuity Service Center. See Accumulation Units on page 11.

Payments allocated to the Fixed Account will be credited under your Contract as of the date the payment is received at our Annuity Service Center. See The Fixed Account on page 17.

We may limit the maximum amount of initial or subsequent payments that we will accept.

FREE LOOK PRIVILEGE

The entire portion of any net purchase payment allocated to the Variable Account will be placed in the Money Market Subaccount during the free look period, and in most cases, it will remain in the Money Market Subaccount for the entire free look period, which is generally 15 calendar days after the Contract is mailed to you. The Contract Value in the Money Market Subaccount will then be transferred to the Subaccounts you chose on the application or in any later instructions to us. If your free look period ends on a non-business day, the next business day will be used.

If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period. We will promptly refund the greater of (1) your Purchase Payment (without interest) or (2) the amount of your Purchase Payment plus the investment performance of the Money Market Investment Option.

If you are replacing an existing insurance product in certain states or if you are a California resident over age 60, the Contract may be returned within 30 days after you receive it. During the first 15 days, the entire portion of your net purchase payment allocated to the Variable Account will be invested in the Money Market Subaccount. After that period of time, the value in the Money Market Subaccount will then be transferred to the Subaccounts you chose on your application. If you return your Contract after 15 days but within 30 days, you will receive a refund of your Contract Value reflecting investment performance from issue to the day your Contract is received by the insurance company or its authorized representative.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS

As described above, your Contract Value in the Money Market Subaccount will be allocated among the variable Subaccounts according to the instructions on your application or your later instructions to us, based on the respective Accumulation Unit Values of the Subaccounts at that time. The portion of your initial payment allocated to the Fixed Account will be credited directly to the Fixed Account.

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Payments after the free look period are allocated directly to the selected Investment Options. All percentage allocations must be in whole numbers. Prior to the Annuity Date, you may not allocate more than $20,000 (including transfers) to the Fixed Account in all states except Florida, Maryland, New Jersey, Oregon and Virginia (the "Exception States") during any one Contract Year. In these Exception States, you may not allocate more than $50,000 (including transfers) to the Fixed Account during any one Contract Year. You may not allocate more than 25% of any Purchase Payment to the Fixed Account and you may not make more than one transfer to the Fixed Account during any one Contract Year. If your future payment allocation instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the VIP Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among the variable Subaccounts before the Annuity Date without charge. However, excessive exchange activity can disrupt the portfolio management strategy and increase portfolio expenses, which are borne by all Contract Owners participating in the portfolio regardless of their exchange activity. Therefore, we may limit the number of exchanges permitted, but not to fewer than five per Contract Year. For certain contracts issued after May 1, 1997, FILI also reserves the right to charge for exchanges in excess of twelve per calendar year. We may also require you to submit your exchange instructions by mail.

The request may be in terms of dollars, such as a request to exchange $5,000 from one Subaccount to another, or may be in terms of a percentage reallocation among Subaccounts. In the latter case, the percentages must be in whole numbers. The minimum amount you may exchange is $250 or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. You may exchange amounts or change your investment allocation with respect to future payments by sending a letter or calling the Annuity Service Center or on our Internet website.

  Trading by Telephone or Internet

Fidelity Investments Life reserves the right to revise or terminate the telephone or Internet exchange provisions, limit the amount of or reject any exchange, as deemed necessary, at any time. We will limit telephone/Internet exchanges to a total of eighteen per calendar year. After this total is reached, you will only be permitted to complete exchanges in writing. Multiple exchanges among the Subaccounts in a single trading day count as one exchange. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

  Use of Market Timing Services

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract Values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

Short-Term Trading Risk

Frequent exchanges among Investment Options by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value ("NAV").

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The insurance-dedicated mutual funds available through the Investment Options are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, FILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subjected to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially in all funds managed by FMR. Further, Contract Owners who have engaged in frequent trading in other funds managed by FMR - or in other Funds - may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or exchange out of that Investment Option.

In addition, each underlying mutual fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

Frequent Trading Monitoring and Restriction Procedures. FILI has adopted policies and procedures related to exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into an Investment Option followed by a withdrawal or exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by FILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of complex-wide block.

Exceptions. FILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Transactions of $1,000 or less within an investment option will not count toward the roundtrip limits (both ends of the roundtrip must exceed this threshold);

(3) Dollar cost averaging, automatic rebalancing, automatic annuity builder and annuity payments will not count toward an Investment Option's roundtrip limits;

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(4) FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

  Effective Date of Exchanges Among Variable Subaccounts

When you request an exchange between variable Subaccounts, the redemption of the requested amount from the Subaccount will always be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. We will generally credit that amount to the new Subaccount at the same time.

However, when (1) you are making an exchange to a Subaccount which invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the Subaccount from which the exchange is being made is investing in an equity portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, then the crediting of the amount exchanged to the new Subaccount may be delayed. This delay will be until the Subaccount from which the exchange is being made obtains liquidity through the earliest of the portfolio's receipt of proceeds from sales of portfolio securities, new contributions by Contract Owners, or otherwise, but no longer than seven days. During this period, the amount exchanged will be uninvested.

  Fixed Account Transfers

You may make transfers to and from the Fixed Account only with our consent, and only before the Annuity Date. You may currently make one transfer per Contract Year from the Variable Account to the Fixed Account, but the total of such transfer plus any Purchase Payment amounts allocated to the Fixed Account during that Contract Year may not exceed $20,000, except in certain states where the limit is $50,000. See Investment Allocation of your Purchase Payments on page 8. Also, for any transfer from the Variable Account to the Fixed Account, you may not transfer more than 25% of the Contract Value in the Variable Account on the date of the transfer. For certain Contracts issued May 1, 1997 or later, we may discontinue the availability of the Fixed Account for transfers from the Variable Account or for purchase payments at any time.

The minimum dollar amount you may transfer is $250 from any Subaccount or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. If you request a percentage reallocation among the Investment Options, the percentages must be in whole numbers.

The amount that you may transfer from the Fixed Account will be determined by us, at our sole discretion, but will not be less than 25% of the portion of the Contract Value in the Fixed Account at the time of the transfer. When the maximum amount is less than $1,000, we permit a transfer of up to $1,000. You may make one transfer out of the Fixed Account during each Contract Year. We do not permit a transfer or an additional payment into the Fixed Account during the 12 months following a transfer out of the Fixed Account.

When you withdraw or transfer amounts out of the Fixed Account the amounts that have been credited to the Fixed Account for the shortest time are withdrawn first. At the end of the current renewal interest guarantee period, January 31, 2010, the amount that may be transferred for the month of February will be declared and will not be less than the minimums specified above. See The Fixed Account on page 17.

  Important

The portion of your Contract Value allocated to the variable Subaccounts will change with the investment performance of the selected Subaccounts. You should periodically review your allocation of the Contract Value in light of market conditions and your financial objectives. Exchanges or transfers after the Annuity Date are subject to different limitations. See Fixed, Variable, or Combination Annuity Income Options on page 15.

ACCUMULATION UNITS

When you allocate your net purchase payments to a selected variable Subaccount, we credit a particular number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

We determine the number of Accumulation Units credited by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as of the end of the Valuation Period in which the payment is received at the Annuity Service Center. The value of each Subaccount's Accumulation Units varies each Valuation Period (i.e. each day that there is trading on the New York Stock Exchange) with the Total Return of the Subaccount. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccount. See Total Return for a Subaccount on page 22.

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WITHDRAWALS

You may at any time prior to the Annuity Date surrender your Contract for its Cash Surrender Value. You may also make partial withdrawals of $500 or more. You may request to have the money wired to your Fidelity Account with identical registration. We reserve the right to change telephone withdrawal requirements or limitations. You can request in writing that we transfer withdrawals from your Fidelity annuity directly to your bank account or Fidelity Brokerage or Mutual Fund Account.

Certain withdrawals, however, are subject to a penalty tax. See Tax Considerations on page 17. You may not make a partial withdrawal that would reduce your Contract Value to less than $2,500. Unless you provide other instructions, partial withdrawals will be taken from all of your selected Investment Options in proportion to your Contract Value in each investment option at the time of the withdrawal.

We will pay you the amount of any surrender or partial withdrawal, less any required tax withholding, within seven days after we receive a withdrawal request. We may defer payment from the Variable Account under certain limited circumstances for a longer period, and we reserve the right to defer payment from the Fixed Account under any circumstances for not more than six months. See Postponement of Payment on page 21.

Partial Telephone Withdrawals from Annuity Contracts

Clients may request a partial withdrawal by telephone. Withdrawals by telephone are limited to the following criteria:

1. Withdrawals of $500 to $100,000 with no more than $100,000 being withdrawn within a seven day period. (Withdrawals greater than $100,000 must be requested in writing with a signature guarantee from all registered owners.)

2. The client may not withdraw an amount which would reduce the contract balance to less than $2,500. This would require a surrender of the contract which must be completed in writing and signed by all registered owners.

3. For contracts that have had an address change in the last 15 days, the limit is $10,000. (Withdrawals greater than $10,000 must be requested in writing with a signature guarantee from all registered owners.)

4. The check must be made payable to all registered account owners. (Checks made payable to an alternate payee must be requested in writing with a signature guarantee from all registered owners.)

5. The funds may be requested to be wired to a Fidelity Mutual Fund or Fidelity Brokerage account with identical owner registrations, or directed from an individually owned annuity contract into a jointly owned Fidelity account with at least one identical owner. (Requests to wire funds from a jointly registered account to an individually registered account or from a Trust account into an account with different owners and/or trustees, must be requested in writing with a signature guarantee from all owners/trustees.)

6. Withdrawals requested by beneficiaries must be requested in writing.

7. Withdrawals must be requested and completed by market close in order to be processed during the current business day. Requests taken after the market close will be processed on the following business day.

  Systematic Withdrawals

Contract Owner(s) may elect in writing on a form we provide to take systematic withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. We will require a $10,000 minimum Contract Value to begin this program. Systematic withdrawals will be taken proportionately from all of your selected Investment Options at the time of each withdrawal. If a systematic withdrawal would bring the Contract Value below $2,500, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $2,500, and the systematic withdrawal option will automatically terminate.

Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the systematic withdrawal program.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Fidelity Investments Life from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of account ownership.

2. Any other circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

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CHARGES

The following are all the charges we make under your Contract.

1. Annual Maintenance Charge. Currently, on each Contract Anniversary before the Annuity Date, we deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. The current Contract Value is not used to determine the eligibility for the waiver. In addition, we waive this annual maintenance charge for Contracts purchased after May 1, 1990 by exchanging Fidelity Variable Annuity. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge to up to $50 if warranted by the expenses we incur. The criteria for waiving the charge does not use balances or values from other contracts or accounts you may own with FILI or Fidelity Investments.

We also reserve the right to assess this charge against all Contracts (except for those Contracts issued after May 1, 1990 by exchanging Fidelity Variable Annuity). We will deduct the annual maintenance charge from each investment option in proportion to the amount of your total Contract Value invested in that option on the date of deduction. We will deduct a pro rata portion of the charge on the Annuity Date or the date the Contract is surrendered. After the Annuity Date, we currently waive this charge, but we reserve the right to deduct this charge on a pro rata basis from each annuity income payment. The charge assessed after the Annuity Date will never be greater than the charge that was in effect just prior to the Annuity Date.

2. Daily Administrative Charge. Each day, we deduct from the assets of the Subaccounts, but not the Fixed Account, a percentage of those assets equivalent to an effective annual rate of 0.05%. We guarantee to never increase this charge above an effective annual rate of 0.25%.

3. Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. We make this charge by deducting daily from the assets of each Subaccount a percentage equal to an effective annual rate of not more than 0.75%. As with the daily administrative charge, this charge does not apply to the Fixed Account. We guarantee never to increase this charge above an effective annual rate of 0.75%.

For Contract Owners effecting a life annuity, the mortality risk we bear is that of making the annuity income payments for the life of the Annuitant (or the life of the Annuitant and the life of a second person in the case of a joint and survivor annuity) no matter how long that might be. We also bear a mortality risk under the Contracts, regardless of whether an annuity income payment option is actually effected, in that we make guaranteed purchase rates available. In addition, we bear a mortality risk by guaranteeing a Death Benefit if the Annuitant dies prior to the Annuity Date and prior to age 85. This Death Benefit may be greater than the Contract Value. See Death Benefit on page 14.

The expense risk we assume is the risk that the costs of issuing and administering the Contracts will be greater than we expected when setting the administrative charges.

4. Premium Taxes. In general, we do not currently deduct any amount from your payments for premium taxes. The entire amount of your purchase payments will be allocated to the Investment Options you select. Several states assess a premium tax upon the commencement of annuity income payments. If you live in a jurisdiction which imposes such a tax and if annuity income payments commence under your Contract, we will deduct a charge from your Contract Value for the tax we incur at the Annuity Date. A few states may require us to pay premium taxes upon receipt of your payment. Wyoming, Maine and South Dakota currently require us to pay a premium tax upon receipt of your purchase payment on Non-Qualified contracts. Currently, California and West Virginia are the only two states that impose a premium tax on Qualified Contract premiums. However, we may make a deduction for taxes required by any state upon receipt of your payments for Contracts issued for delivery in that jurisdiction. We reserve the right to make the deduction in any jurisdiction when we incur these taxes. As of the date of this prospectus, the current range of state premium taxes is from 0% to 3.5%.

5. Exchange Charge. On certain Contracts issued after May 1, 1997 we reserve the right to charge for exchanges in excess of twelve per calendar year.

6. Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

7. Other Taxes. We reserve the right to charge for any other taxes (other than premium taxes) that we may have to pay. See Fidelity Investments Life's Taxes on page 19.

FILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges and do not increase the fund or contract charges described in this section or in the fee table.

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CERTAIN FUNDS IMPOSE A SHORT-TERM REDEMPTION FEE

Thirteen Subaccounts invest in Funds that impose a short-term redemption fee. Any short-term redemption fees that you pay are retained by the Funds, not by FILI, and are part of the Fund's assets. The thirteen Portfolios that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Utilities Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Emerging Markets Portfolio.

An Owner (or a person who succeeds to the Owner's rights after the Owner's death) who chooses to redeem an interest in a Subaccount that invests in a Portfolio that charges a redemption fee will be subject to a 1.00% fund short-term trading fee if and to the extent that the interest in the Subaccount has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Subaccount occurs when you withdraw money from your Contract from that Subaccount or transfer from that Subaccount to another Subaccount. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions, such as Automatic Rebalancing.

Here are two examples to help you understand the application of the fee.

Example 1: On Day One, you purchase 100 units of a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 58, you redeem 50 units from the Subaccount. The value of those 50 units at the time of transfer is $500.

The fee applies to the entire amount transferred. The fee is $5 (1% of $500).

Example 2: On Day One, you purchase 100 units of a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 50 you purchase an additional 50 units of the same Subaccount. On Day 65 you redeem 125 units of that Subaccount at $10 each.

The first step is to determine which units are redeemed. Using the first in, first out rule, all 100 units purchased on Day One are redeemed, and 25 of the 50 units purchased on Day 50 are redeemed. The 100 units purchased on Day One are not subject to the redemption fee because they have been held for 60 days or longer, but the 25 units purchased on Day 50 are subject to the fee because they have been held for less than 60 days. The value of the units subject to the redemption fee is $250 (25 units at $10 per unit). The redemption fee is $2.50 (1% of $250).

DEATH BENEFIT

If the Annuitant dies on or before his or her 85th birthday and the death occurs before the Annuity Date, we will, upon receipt of proof of death at the Annuity Service Center, pay a Death Benefit to the Beneficiary you have designated.

For contracts issued in most states, the Death Benefit will be the greater of (1) or (2) below:

1) The purchase payments made, adjusted for any partial withdrawals or partial 1035 exchanges as described in the following sentence and any applicable taxes. Withdrawals or partial 1035 exchanges will reduce the Death Benefit proportionately to the reduction in Contract Value caused by the withdrawal or partial 1035 exchange.

2) The Contract Value on the date that proof of death is received by the Company at the Annuity Service Center. Proof of death is deemed received when we have received the death certificate and all additional required paperwork, such as tax withholding forms and other required documents.

REQUIRED DISTRIBUTIONS UPON DEATH

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. However, this requirement does not apply to Beneficiaries designated by the Owner if (1) the Beneficiary's or second Owner's entire interest is payable over the Beneficiary's or second Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiary or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or (2) the Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract as the Owner.

If the Contract is jointly owned and if either Owner dies before the Annuity Date, the entire interest will be distributed to the surviving Owner unless the deceased Owner was the Annuitant. In that case, the Beneficiary will receive the distribution.

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If the Owner is a corporation or other non-individual and the Annuitant dies before the Annuity Date, the Beneficiary's entire interest in the Contract must be distributed in the same manner as if the Contract were owned by one individual who was also the Annuitant and that individual had died prior to the Annuity Date.

The rules regarding required distributions upon the Owner's death are described in the Statement of Additional Information. We intend to administer the Contracts to comply with federal tax law.

ANNUITY DATE

When your Contract is issued, it will generally provide for the latest permissible Annuity Date to be the first day of the calendar month following the Annuitant's 85th birthday or, if later, the first day of the calendar month following the Contract's fifth Contract Anniversary. You may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant's 90th birthday. You may change the Annuity Date by written notice received at the Annuity Service Center at least 30 days prior to the current Annuity Date then in effect. The Annuity Date must be the first day of a month. The earliest permissible Annuity Date is the first day of the calendar month following the expiration of the free look period.

SELECTION OF ANNUITY INCOME OPTIONS

While the Annuitant is living and at least 30 days prior to the Annuity Date, you may elect any one of the annuity income options described in the Contract. You may also change your election to a different annuity income option by notifying us in writing at least 30 days prior to the Annuity Date. Once annuity payments begin, depending on the annuity payment option chosen, it may not be possible to change later to a different form of payment, or to make any withdrawals.

If under a Non-qualified Contract you have not elected an annuity income option at least 30 days prior to the Annuity Date, the automatic annuity income option will be a combination annuity for life, with 120 monthly payments guaranteed.

The Contract Value allocated to the Fixed Account, less any maintenance charge and premium taxes, will be applied to the purchase of the fixed portion of the annuity. The Contract Value allocated to the Variable Account, less any maintenance charge and premium taxes, will be applied to the purchase of the variable portion of the annuity. See Annuity Income Option No. 3 under Types of Annuity Income Options on page 16.

FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS

You may elect to have annuity income payments made on a fixed basis, a variable basis, or a combination of both.

  Fixed Annuity Income Payments

If you choose a fixed annuity, the amount of each payment will be set and will not change. Upon selection of a fixed annuity, your Contract Value will be transferred to the Fixed Account. The annuity income payments will be fixed in amount and duration by (1) the fixed annuity provisions selected, (2) the adjusted age and sex of the Annuitant (except Contracts utilizing unisex purchase rates), and (3) the then current guaranteed interest rate used to determine fixed annuity income payments. In no event will the guaranteed interest rate be less than 3.0% (3.5% for most Contracts issued before May 1, 1997).

  Variable Annuity Income Payments

If you select a variable annuity, we will transfer your Contract Value to the Variable Account. The dollar amount of the first variable annuity income payment will be determined in accordance with (1) the applicable annuity payment rates, (2) the age and sex of the Annuitant (except Contracts utilizing unisex purchase rates), and (3) an assumed annual investment return of 3.5%.

All subsequent variable annuity income payments are calculated based on the Subaccount Annuity Units credited to the Contract. Annuity Units are similar to Accumulation Units except that built into the calculation of Annuity Unit Values is the assumption that the Total Return of a Subaccount will equal the assumed investment return. Thus, with a 3.5% assumed investment return, the Subaccount Annuity Unit Value will not change if the daily Total Return of the Subaccount is equivalent to an annual rate of return of 3.5%. If the Total Return is greater than the assumed investment return, the Subaccount Annuity Unit Value will increase; if the Total Return is less than the assumed investment return, the Subaccount Annuity Unit Value will decrease.

When variable annuity income payments commence, the number of Annuity Units credited to the Contract in a particular Subaccount is determined by dividing that portion of the first variable income annuity payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Valuation Period in which the Annuity Date occurs. The number of Annuity Units of each Subaccount credited to the Contract then remains fixed unless there is a subsequent transfer or exchange involving the Subaccount. The dollar amount of each variable annuity income payment after the first may increase, decrease, or remain constant. The income payment is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each Subaccount credited to the Contract by the Annuity Unit Value for the particular Subaccount for the Valuation Period in which each subsequent annuity income payment is due.

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  Combination Fixed and Variable Annuity Income Payments

If you select a combination annuity, your Contract Value will be split between the Fixed Account and the Variable Account in accordance with your instructions. Your annuity income payments will be the sum of the income payment attributable to your fixed portion and the income payment attributable to your variable portion.

  Important

After the Annuity Date, transfers between the Variable Account and the Fixed Account are not permitted. Exchanges among the variable Subaccounts, however, are permitted subject to some limitations. See Exchanges Among Subaccounts After the Annuity Date in the Statement of Additional Information.

TYPES OF ANNUITY INCOME OPTIONS

The Contract provides for three types of annuity income options. All are available on a fixed, variable, or combination basis. You may not select more than one option. If your Contract Value on the Annuity Date would not provide an initial monthly payment of at least $20, we may pay the proceeds in a single sum rather than pursuant to the selected option.

1. Life Annuity. We will make income payments monthly during the Annuitant's lifetime ceasing with the last payment due prior to the Annuitant's death. No income payments are payable after the death of the Annuitant. Thus, it is quite possible that income payments will be made that are less than the value of the Contract. Indeed, if the Annuitant were to die within one month after the Annuity Date, only one monthly income payment would have been made. Because of this risk, this option offers the highest level of monthly payments.

2. Joint and Survivor Annuity. Under this option we will provide monthly income payments during the joint lifetimes of the Annuitant, and during the lifetime of the survivor, a designated second person. There are some limitations on the use of this option in Qualified Contracts. As in the case of the life annuity described above, there is no guaranteed number of income payments and no income payments are payable after the death of the Annuitant and the designated second person.

3. Life Annuity with 120 or 240 Monthly Payments Guaranteed. Under this option we provide monthly income payments during the lifetime of the Annuitant, and in any event for one hundred twenty (120) or two hundred forty (240) months certain as elected by you. In the case of a Qualified Contract, the guarantee period may not exceed the life expectancy of the Annuitant.

In the event of the death of the Annuitant under this option, the Contract provides that we will pay any guaranteed monthly income payments to the Beneficiary or Beneficiaries during the remaining months of the term selected. However, a Beneficiary may, at any time, elect to receive the discounted value of his or her remaining income payments in a single sum. In such event, the discounted value for fixed or variable annuity income payments will be based on interest compounded annually at the applicable interest rate used in determining the first annuity income payment.

Upon the death of a Beneficiary receiving annuity benefits under this option, the present value of the guaranteed benefits remaining after we receive notice of the death of the Beneficiary, computed at the applicable interest rate, shall be paid in a single sum to the estate of the Beneficiary. The present value is computed as of the Valuation Period during which notice of the death of the Beneficiary is received at the Annuity Service Center.

  You may choose to have income payments made on a monthly basis or at another frequency such as quarterly, semi-annually, or annually. In addition to the Annuity Income Options provided for in the Contracts, other Annuity Income Options may be made available by the Company.

REPORTS TO OWNERS

During the Accumulation period, four times each Contract Year, we will send you a statement of your Contract Value, including a summary of all transactions since the preceding quarterly statement.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

In addition, we will send you semiannual reports containing financial statements for the Variable Account and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

Contract owners have access to their contract information online at Fidelity.com

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The Fixed Account

Because of exemptive and exclusionary provisions, interests in the Fixed Account option under the Contracts have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the Fixed Account option are not subject to the provisions of those Acts, and Fidelity Investments Life has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Fixed Account option. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Facts About the Fixed Account

· As noted earlier, you may allocate a portion of your purchase payments or transfer a part of your Contract Value to a fixed-rate investment option funded through our general account (the "Fixed Account"). The Fixed Account may also be referred to as the "Guaranteed Account."

· Any funds in the Fixed Account do not fluctuate with the investment experience of our general account.

· We guarantee that funds held in the Fixed Account will accrue daily at the minimum interest rate that is required by law.

· When a purchase payment is received or an amount is transferred into the Fixed Account, an interest rate will be assigned to that amount. That rate will be guaranteed for a certain period of time depending on when the amount was allocated to the Fixed Account.

When this initial period expires, a new interest rate will be assigned to that amount which will be guaranteed for a period of at least a year. Thereafter, interest rates credited to that amount will be similarly guaranteed for successive periods of at least one year. Therefore, different interest rates may apply to different amounts in the Fixed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

· For certain Contracts issued May 1, 1997 or later, we may discontinue the availability of the Fixed Account for transfers from the Variable Account or for purchase payments at any time.

· The amount of your Contract Value in the Fixed Account and the amount of interest credited will be included in the quarterly statements we send to you. See Reports to Owners on page 16.

More About the Contract

TAX CONSIDERATIONS

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change. The following discussion does not take into account state or local income tax or other considerations which may be involved in the purchase of a Contract or the exercise of options under the Contract. In addition, the following discussion assumes that the Contract is owned by an individual, and we do not intend to offer the Contracts to "non natural" persons such as corporations, unless the Contract is held by such person as a nominee for an individual. (If the Contract is not owned by or held for a natural person, the Contract will generally not be treated as an annuity for tax purposes.)

The following discussion assumes that the Contract will be treated as an annuity for federal income tax purposes. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Variable Account, through each of the portfolios of the Funds, intends to comply with these requirements. We have entered into agreements with the Funds that require the Funds to operate in compliance with the Treasury Department's requirements.

In connection with the issuance of prior regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which owners may direct their investments to particular divisions of a separate account. It is not clear when additional guidance will be provided, whether it will be provided at all, or whether it will be prospective only. It is possible that if guidance is issued the Contract may need to be modified to comply with it.

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In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of the Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.

The individual situation of each Owner or Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if an Owner or the Annuitant dies.

Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a Governmental 457(b) plan, or an IRA, may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from a qualified plan, tax sheltered annuity, or IRA.

In addition, Qualified Contracts will not accept any subsequent contributions other than additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1) the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2) the Owner's interest in the Contract cannot be forfeitable; and

(3) annuity and Death Benefit payments must satisfy certain minimum distribution requirements. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

Contract Values and Proceeds

Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs.

  A distribution may occur in the form of a withdrawal, Death Benefit payment, or payments under an Annuity Income Option.
  An amount received as a loan under, or the assignment or pledge of any portion of the value of, a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such loan or pledge. Any such loan or pledge will result in disqualification of the Contract and inclusion of the value of the entire Contract in income.
  Additionally, a transfer of a Non-qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).
  The taxable portion of a distribution is generally taxed as ordinary income.
  Taxes on Surrender of Contract Before Annuity Income Payments Begin

If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract.

For Non-Qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, the cost basis is generally zero, and the entire amount of the surrender payment is generally taxed as ordinary income.

In addition, for both Qualified and Non-Qualified Contracts, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

  Taxes on Partial Withdrawals

Partial withdrawals under a Non-Qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of purchase payments, until all investment income has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your purchase payment.

Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. Generally, the cost basis of a Qualified Contract is zero, and the partial withdrawal will be fully taxed.

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All annuity contracts issued by the same company (or an affiliated company) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income of any distribution that is not received as an annuity payment. In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

  Taxes on Income Payments

Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of an annuity income payment under the Contract generally is taxed on the portion of such income payment that exceeds the cost basis in the Contract. For variable annuity income payments, the taxable portion is determined by a formula that establishes a specific dollar amount that is not taxed. This dollar amount is determined by dividing the Contract's cost basis by the total number of expected periodic income payments. However, the entire distribution will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the Contract. For Qualified Contracts, the cost basis is generally zero and each annuity income payment is fully taxed.

  10% Penalty Tax on Early Withdrawals or Distributions

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1) distributions made to persons on or after age 59½;

(2) distributions made after death of the Owner;

(3) distributions to a recipient who has become disabled;

(4) distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

(5) in the case of Qualified Contracts, distributions received from the rollover of the Contract into another qualified contract or IRA.

  Other Tax Information

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59½, even if the custodian is 59½ or older.

In addition, in the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which minimum required annuity or Death Benefit distributions exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner, Annuitant, or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld.

Fidelity Investments Life's Taxes

The earnings of the Variable Account are taxed as part of our operations. Under the current provisions of the Code, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1. Owner. As an Owner named in the application, you have the rights and privileges specified in the Contract. If there are two Owners they must be spouses. Owners own the Contract in accordance with its terms. Because they are inconsistent with the operation of the Contract, we will not accept applications with additional legal terms such as "tenancy by the entirety," "joint tenants in common," or "joint ownership by husband and wife."

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Prior to the Annuity Date and during the lifetime of the Annuitant, you may change an Owner or Beneficiary (but not the Annuitant) by notifying us in writing. You may not, however, change the Owner of a Qualified Contract. A change in the Owner of a Non-qualified Contract will take effect on the date the request was signed, but it will not apply to any payments we make before the request is received and recorded at the Annuity Service Center. Ownership changes of Non-Qualified contracts may be taxable. You should consult a tax advisor before completing this type of change. If there are two Owners, both Owners must provide any written authorizations.

2. Beneficiary. The Beneficiary(ies) is (are) named on the application unless later changed. We will pay the proceeds to the Beneficiary or Beneficiaries if all the Owners or the Annuitant dies before the Annuity Date. No Beneficiary has rights in the Contract until all the Owners or the Annuitant has died. If no Beneficiary survives the deceased Annuitant or the last deceased Owner, the proceeds will be paid to the surviving Owner(s) or to the estate or estates of the deceased Owner(s). All Beneficiaries must be identified by name. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

3. Misstatement of Age or Sex. If the age or sex of the Annuitant has been misstated, we will change the benefits to those which the proceeds would have purchased had the correct age and sex been stated.

If the misstatement is not discovered until after annuity income payments have started, we will take the following action: (1) if we made any overpayments, we may add interest at the rate of 6% per year compounded annually and charge them against income payments to be made in the future; or (2) if we made any underpayments, the balance plus interest at the rate of 6% per year compounded annually will be paid in a single sum.

4. Assignment. You may assign a Non-qualified Contract at any time during the lifetime of the Annuitant and before the Annuity Date. See Tax Considerations on page 17. No assignment will be binding on us unless it is written in a form acceptable to us and received at our Annuity Service Center. An assignment will affect your rights and the rights of any Beneficiary. We will not be responsible for the validity of any assignment. A Qualified Contract may not be assigned. An assignment is (1) a change of Owner and Beneficiary to the Assignee, or (2) a change of the Contract by the Owner(s) which is not a change of Owner or Beneficiary, but their rights will be subject to the terms of the assignment.

5. Dividends. Our variable annuity Contracts are "non-participating." This means that they do not provide for dividends. Investment results under the Contracts are reflected in benefits.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., affiliates of FMR LLC, our parent company, distribute the Contracts. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds. The principal business address of Fidelity Brokerage Services LLC and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109.

Compensation paid to persons selling the Contracts may vary depending on whether Contract Values are allocated to the Fixed Account or the Variable Account. We pay Fidelity Insurance Agency, Inc. first year sales compensation of not more than 2% of payments received in the first Contract Year as well as renewal sales compensation in later years based on persistency of Contracts and the size of Contract Values. Our renewal sales compensation payments will be approximately equal to 0.10% of the Contract Value as of the end of each Contract Year.

AUTOMATIC DEDUCTION PLAN

Under the automatic deduction plan ("Automatic Annuity Builder") you can make regular payments by pre-authorized transfers from a checking account. Your checking account must be at a banking institution which is a member of ACH (Automated Clearing House). The minimum regular payment is $100. This minimum may be reduced for Contracts issued under certain sponsored arrangements. Transactions pursuant to an automatic deduction plan will be confirmed in your quarterly statement. We reserve the right to restrict your participation in the automatic deduction plan if your checking account has insufficient funds to cover the transfer.

SPECIAL PROVISIONS APPLICABLE TO SALES UNDER SPONSORED ARRANGEMENTS

  Reduction of Charges

We may reduce the annual maintenance charge on Contracts offered to individuals under a sponsored arrangement. See Charges on page 13. We determine the eligibility of groups for such reduced charges, and the amount of such reductions for particular groups, by considering the following factors: (1) the size of the group; (2) the total amount of purchase payments expected to be received from the group; (3) the nature of the group and the persistency expected in that group; (4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which we believe to be relevant in determining whether administrative expenses may be expected.

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Some of the reductions in charges for these sales may be contractually guaranteed; other reductions may be withdrawn or modified on a uniform basis. Our reductions in charges for sponsored sales will not be unfairly discriminatory to the interests of any Contract Owners.

Contracts issued under a sponsored arrangement generally utilize unisex annuity purchase rates.

  Reduction of Minimum Purchase Payment Requirements

We may also reduce minimum purchase payment requirements on Contracts issued under these arrangements. Because of these reductions, we include a provision in such Contracts that allows us to cancel smaller, inactive Contracts. If we cancel your Contract under this provision, we will pay you your Contract Value in a single sum payment. Specifically, we may, at our option, cancel such a Contract prior to the Annuity Date if all of the following conditions exist at the same time: (1) no purchase payments have been made during the previous 24 months; (2) the total purchase payments credited to the Contract are less than $2,000; and (3) the Contract Value is less than $2,000.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly dollar amount exchanges from either the Money Market Subaccount or the Investment Grade Bond Subaccount (the "Source Account") to any of the other variable Subaccounts but are not permitted to the Fixed Account. Dollar Cost Averaging exchanges are allowed from one Source Account only. Dollar Cost Averaging will not be allowed in conjunction with the Automatic Rebalancing feature described in this prospectus.

These monthly exchanges will take effect on the same day each month. You may select any date from the 1st to the 28th as the date for your dollar cost averaging exchanges (the "Exchange Date"). If the New York Stock Exchange is not open on your selected date in a particular month, the exchange will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until the balance in the Source Account is exhausted or you notify us to cancel Dollar Cost Averaging for your Contract.

The minimum monthly exchange allowed to any variable Subaccount is $250.

Dollar Cost Averaging is available at no charge. Fidelity Investments Life reserves the right to modify or terminate the Dollar Cost Averaging feature.

AUTOMATIC REBALANCING

Automatic Rebalancing is available to you. Automatic Rebalancing is designed to help you maintain your specified allocation mix between the Investment Options. You can direct Fidelity Investments Life to readjust your allocations on a quarterly, semi-annual, or annual basis to return to the allocations you select on the rebalancing instruction form. These exchanges will be made on the same day of each month. You may select any date from the 1st to the 28th as the date for your Automatic Rebalancing exchanges. If the New York Stock Exchange is not open on your selected date in a particular month, the exchanges will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until you notify us to cancel Automatic Rebalancing for your Contract.

Automatic Rebalancing is available at no charge. Fidelity Investments Life reserves the right to modify or terminate the automatic rebalancing feature.

  You may not participate in Automatic Rebalancing and the Dollar Cost Averaging program at the same time.
  Please note that if the Automatic Rebalance occurs within 60 days of a transfer or deposit into one or more of the funds that impose a short-term redemption fee then the Automatic Rebalancing may result in a fee imposed by certain Portfolios. For more details about this fee, including a list of the Portfolios that impose it, please see "Certain Funds Impose a Short-Term Redemption Fee" on page 14.
  You may not use Automatic Rebalancing if you have a balance in the Fixed Account.

POSTPONEMENT OF PAYMENT

  In general, we will ordinarily pay any partial or full cash withdrawal within seven days after we receive your request.

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  We will usually pay any Death Benefit within seven days after we receive proof of the Annuitant's death and all required documentation.
  However, we may delay payment if (a) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits postponement of payment to protect our Contract Owners.
  In addition, we reserve the right to delay payment of any partial or full cash withdrawal from the Fixed Account for not more than six months. If payment from the Fixed Account is delayed for more than 30 days, we will credit it with interest from the date of withdrawal at a rate not less than 3.0% per year compounded annually (3.5% per year for most Contracts issued before May 1, 1997) or, if greater, the rate required by law.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contracts.

We also have the right to eliminate Subaccounts from the Variable Account, to combine two or more Subaccounts, or to substitute a new portfolio or fund for the portfolio in which a Subaccount invests.

A substitution may become necessary if, in our judgment, a portfolio or Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a portfolio's investment objectives or restrictions, because the portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR A SUBACCOUNT

A Subaccount's Total Return depends on how the investments of the Subaccount perform. We determine the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccounts.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a portfolio of the Funds are reinvested in shares of that portfolio.

VOTING RIGHTS

We will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding portfolio. If variable annuity income payments have commenced, we calculate the number of shares that the payee may instruct us to vote by dividing the reserve maintained in each Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding portfolio. Fractional votes will be counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current Federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will send you material by mail for providing us with your voting instructions.

If your voting instructions are not received in time, we will vote the shares in the same proportion as the instructions received from other Contract Owners. We will also vote shares we hold in the Variable Account that are not attributable to Contract Owners in the same proportionate manner.

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Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the portfolios, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Contract Owner-initiated changes in investment policies or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The investment portfolios of the Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts we establish.

Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Contract Owners and those of other companies, or some other reason. In the event of a conflict, we will take any steps necessary to protect our Contract Owners and variable annuity payees.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

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Appendix A

Accumulation Unit Values

Fidelity Investments Variable Annuity Account I

Condensed Financial Information

Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	39.47	27.91	7,948,042
2007	34.45	39.47	9,098,647
2006	32.36	34.45	10,671,620
2005	31.35	32.36	12,910,160
2004	29.97	31.35	15,272,962
2003	25.61	29.97	16,581,757
2002	28.28	25.61	17,468,730
2001	29.73	28.28	20,258,853
2000	31.19	29.73	21,456,550
1999	28.30	31.19	23,956,537
1998	24.80	28.30	27,415,335
1997	20.76	24.80	30,320,855

Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	26.56	16.91	3,930,217
2007	22.51	26.56	4,403,308
2006	21.21	22.51	5,283,398
2005	20.58	21.21	6,658,495
2004	19.57	20.58	8,027,066
2003	16.00	19.57	9,053,511
2002	19.09	16.00	8,906,952
2001	20.78	19.09	10,628,519
2000	23.93	20.78	11,618,664
1999	20.93	23.93	13,048,622
1998	17.95	20.93	14,675,155
1997	14.50	17.95	17,201,030

NRR7

Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	18.70	12.25	6,523,497
2007	17.29	18.70	7,758,505
2006	15.60	17.29	8,402,687
2005	14.87	15.60	8,939,704
2004	14.21	14.87	9,546,909
2003	12.17	14.21	9,573,320
2002	13.44	12.17	6,812,508
2001	13.77	13.44	6,524,741
2000	14.50	13.77	5,087,292
1999	13.98	14.50	6,804,534
1998	11.98	13.98	6,933,405
1997*	10.00	11.98	4,649,810

* Period from 1/27/97 to 12/31/97

Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	11.36	7.43	238,868
2007	12.47	11.36	251,967
2006	11.16	12.47	640,060
2005	10.93	11.16	475,076
2004	10.08	10.93	694,057
2003	8.12	10.08	666,053
2002	9.79	8.12	1,028,417
2001*	10.00	9.79	432,151

* Period from 7/30/2001 to 12/31/2001

Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	11.09	8.65	897,263
2007*	10.00	11.09	412,092

* Period from 5/1/2007 to 12/31/2007

NRR7

Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	51.65	29.46	23,742,838
2007	44.28	51.65	27,489,831
2006	39.96	44.28	33,608,081
2005	34.44	39.96	40,937,240
2004	30.07	34.44	40,843,133
2003	23.60	30.07	39,307,620
2002	26.24	23.60	40,767,727
2001	30.14	26.24	44,556,842
2000	32.54	30.14	50,150,598
1999	26.40	32.54	55,465,802
1998	20.47	26.40	55,426,745
1997	16.66	20.47	57,789,065

Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	9.79	6.43	939,766
2007	10.10	9.79	831,644
2006*	10.00	10.10	699,209

* Period from 5/1/2006 to 12/31/2006

Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	16.03	9.34	1,393,790
2007	15.09	16.03	2,126,145
2006	13.34	15.09	3,113,366
2005	11.10	13.34	3,479,581
2004	11.04	11.10	1,320,461
2003*	10.00	11.04	1,153,395

* Period from 9/26/2003 to 12/31/2003

Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008*	10.00	4.44	552,150

* Period from 5/1/2008 to 12/31/2008

NRR7

Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	22.37	18.87	1,150,990
2007	21.17	22.37	1,387,587
2006	19.26	21.17	1,970,351
2005	17.30	19.26	2,835,944
2004	15.84	17.30	2,891,296
2003	12.49	15.84	3,160,322
2002	11.53	12.49	2,221,417
2001	10.56	11.53	796,705
2000	9.55	10.56	661,066
1999	7.44	9.55	345,928
1998	10.48	7.44	280,904
1997*	10.00	10.48	270,613

* Period from 11/24/97 to 12/31/97

Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	33.86	14.57	5,366,296
2007	24.31	33.86	8,897,727
2006	17.87	24.31	9,701,016
2005	13.45	17.87	10,662,607
2004	11.02	13.45	7,683,588
2003	7.42	11.02	8,293,812
2002	8.21	7.42	4,204,864
2001	8.85	8.21	3,252,653
2000	14.68	8.85	3,841,251
1999	7.56	14.68	4,154,981
1998	10.05	7.56	586,128
1997*	10.00	10.05	176,936

* Period from 11/24/97 to 12/31/97

Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	31.94	14.48	6,673,846
2007	22.06	31.94	8,773,979
2006	19.02	22.06	10,125,640
2005	13.10	19.02	14,375,080
2004	10.66	13.10	7,681,299
2003	8.22	10.66	2,267,092
2002	9.38	8.22	1,835,129
2001*	10.00	9.38	840,319

* Period from 7/30/2001 to 12/31/2001

NRR7

Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	69.34	39.44	9,295,731
2007	68.85	69.34	11,465,736
2006	57.74	68.85	14,489,175
2005	54.98	57.74	16,511,897
2004	49.70	54.98	19,837,070
2003	38.44	49.70	20,001,788
2002	46.65	38.44	20,234,444
2001	49.49	46.65	22,600,585
2000	46.01	49.49	21,038,589
1999	43.62	46.01	27,782,187
1998	39.39	43.62	34,627,026
1997	31.05	39.39	40,838,032

Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	13.02	6.45	2,346,556
2007	15.16	13.02	1,482,955
2006	13.14	15.16	2,366,836
2005	12.30	13.14	1,993,375
2004	11.09	12.30	2,841,761
2003	8.56	11.09	3,092,551
2002	9.74	8.56	3,115,998
2001*	10.00	9.74	2,202,737

* Period from 7/30/2001 to 12/31/2001

Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	11.44	10.16	710,806
2007	10.86	11.44	663,552
2006	10.23	10.86	677,358
2005*	10.00	10.23	441,395

* Period from 8/15/2005 to 12/31/05

Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	12.28	9.28	583,697
2007	11.40	12.28	654,310
2006	10.48	11.40	596,253
2005*	10.00	10.48	450,535

* Period from 8/15/2005 to 12/31/05

NRR7

Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	12.34	9.18	1,681,045
2007	11.45	12.34	1,854,563
2006	10.51	11.45	1,605,420
2005*	10.00	10.51	999,984

* Period from 8/15/2005 to 12/31/05

Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	12.71	9.20	2,351,055
2007	11.72	12.71	2,206,814
2006	10.64	11.72	1,653,153
2005*	10.00	10.64	1,040,489

* Period from 8/15/2005 to 12/31/05

Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	13.04	8.72	2,002,93
2007	11.92	13.04	1,852,017
2006	10.74	11.92	1,489,193
2005*	10.00	10.74	1,249,113

* Period from 8/15/2005 to 12/31/05

Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	13.21	8.63	958,546
2007	12.05	13.21	888,850
2006	10.80	12.05	520,417
2005*	10.00	10.80	371,843

* Period from 8/15/2005 to 12/31/05

Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	13.51	8.30	1,245,244
2007	12.23	13.51	1,334,635
2006	10.89	12.23	972,800
2005*	10.00	10.89	658,517

* Period from 8/15/2005 to 12/31/05

NRR7

FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	10.95	9.97	2,425,256
2007	10.42	10.95	1,664,675
2006*	10.00	10.42	435,782

* Period from 5/1/2006 to 12/31/2006

FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	11.20	8.61	5,760,667
2007	10.55	11.20	4,413,485
2006*	10.00	10.55	2,604,530

* Period from 5/1/2006 to 12/31/2006

FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008*	10.00	7.49	1,032,868

* Period from 5/1/2008 to 12/31/2008

FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	11.38	7.67	4,937,225
2007	10.64	11.38	4,937,663
2006*	10.00	10.64	3,165,195

* Period from 5/1/2006 to 12/31/2006

FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	11.49	7.04	2,862,658
2007	10.66	11.49	2,759,613
2006*	10.00	10.66	1,772,827

* Period from 5/1/2006 to 12/31/2006

NRR7

Global Value Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	19.28	11.45	1,425,798
2007	18.22	19.28	1,965,670
2006	15.16	18.22	2,563,298
2005	14.44	15.16	2,985,517
2004	12.82	14.44	3,314,020
2003	10.02	12.82	2,807,724
2002	12.15	10.02	2,813,450
2001	13.18	12.15	1,881,123
2000	11.92	13.18	1,292,317
1999	11.54	11.92	1,301,505
1998	10.25	11.54	1,504,399
1997*	10.00	10.25	214,479

* Period from 11/24/97 to 12/31/97

Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	76.40	40.04	7,624,796
2007	60.67	76.40	8,798,099
2006	57.23	60.67	10,575,291
2005	54.53	57.23	13,219,541
2004	53.18	54.53	17,274,611
2003	40.35	53.18	20,123,596
2002	58.20	40.35	20,757,290
2001	71.24	58.20	24,383,806
2000	80.67	71.24	27,415,095
1999	59.17	80.67	26,896,697
1998	42.76	59.17	22,783,884
1997	34.97	42.76	23,048,124

NRR7

Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	21.71	12.55	6,860,195
2007	19.52	21.71	7,642,475
2006	17.38	19.52	9,351,178
2005	16.28	17.38	11,486,156
2004	15.51	16.28	14,698,265
2003	12.63	15.51	17,501,062
2002	15.27	12.63	16,659,748
2001	16.87	15.27	19,300,040
2000	16.29	16.87	20,361,443
1999	16.29	17.65	29,319,255
1998	12.68	16.29	32,986,321
1997*	10.00	12.68	18,798,233

* Period from 1/27/97 to 12/31/97

Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	16.55	7.38	4,145,619
2007	13.54	16.55	5,170,692
2006	12.94	13.54	6,061,851
2005	11.98	12.94	8,190,100
2004	11.27	11.98	10,592,507
2003	8.75	11.27	10,952,147
2002	11.28	8.75	9,260,682
2001	13.29	11.28	10,258,207
2000	16.15	13.29	11,402,367
1999	15.62	16.15	18,899,900
1998	12.63	15.62	25,247,156
1997*	10.00	12.63	21,154,834

* Period from 1/27/97 to 12/31/97

Growth Stock Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	12.91	7.09	379,897
2007	10.61	12.91	702,758
2006	10.58	10.61	380,419
2005*	10.00	10.58	1,603,988

* Period from 8/15/2005 to 12/31/05

NRR7

Growth Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	13.64	6.93	477,854
2007	11.70	13.64	814,780
2006	10.87	11.70	358,965
2005*	10.00	10.87	406,626

* Period from 8/15/2005 to 12/31/05

Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	13.95	9.38	3,250,030
2007	12.76	13.95	3,107,253
2006	12.09	12.76	4,341,753
2005	10.42	12.09	8,159,756
2004	9.64	10.42	5,167,219
2003	8.36	9.64	4,474,026
2002	10.17	8.36	4,557,594
2001*	10.00	10.17	4,706,009

* Period from 7/30/2001 to 12/31/2001

High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	32.11	23.89	3,533,255
2007	31.49	32.11	4,442,129
2006	28.54	31.49	5,808,640
2005	28.01	28.54	7,535,781
2004	25.76	28.01	9,827,597
2003	20.41	25.76	11,961,879
2002	19.89	20.41	7,893,189
2001	22.71	19.89	6,685,376
2000	29.53	22.71	6,392,983
1999	27.53	29.53	7,900,244
1998	29.00	27.53	9,274,597
1997	24.89	29.00	10,481,116

NRR7

International Equity Flex I Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	16.88	9.87	1,241,264
2007	14.59	16.88	1,403,577
2006	12.40	14.59	1,728,890
2005	10.64	12.40	1,787,227
2004	9.35	10.64	1,343,686
2003	7.08	9.35	1,308,659
2002	8.91	7.08	1,448,833
2001	11.56	8.91	1,694,951
2000	15.73	11.56	2,227,721
1999	10.33	15.73	1,244,582
1998	9.89	10.33	374,074
1997*	10.00	9.89	54,981

* Period from 11/24/97 to 12/31/97

International Magnum Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	17.37	9.54	2,515,571
2007	15.28	17.37	3,840,145
2006	12.31	15.28	4,863,580
2005	11.17	12.31	4,990,911
2004	9.60	11.17	4,701,337
2003	7.59	9.60	3,990,734
2002	9.20	7.59	2,779,571
2001	11.49	9.20	1,044,649
2000	13.23	11.49	914,945
1999	10.65	13.23	943,026
1998	9.86	10.65	998,415
1997*	10.00	9.86	126,071

* Period from 11/24/97 to 12/31/97

NRR7

Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	39.90	24.93	12,449,266
2007	38.15	39.90	14,325,858
2006	33.32	38.15	17,439,992
2005	31.95	33.23	21,839,726
2004	29.12	31.95	25,447,667
2003	22.86	29.12	26,255,439
2002	29.64	22.86	24,963,850
2001	33.99	29.64	27,462,144
2000	37.78	33.99	28,349,719
1999	31.60	37.78	32,433,379
1998	24.83	31.60	32,083,136
1997	18.90	24.83	28,695,264

Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	20.53	12.25	1,521,448
2007	17.50	20.53	1,673,881
2006	15.25	17.50	2,058,225
2005	13.62	15.25	2,415,614
2004	11.06	13.62	3,518,280
2003	8.06	11.06	1,189,506
2002	10.12	8.06	644,109
2001*	10.00	10.12	564,110

* Period from 7/30/2001 to 12/31/2001

International Cap Appreciation R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	13.49	6.61	1,013,676
2007	12.93	13.49	1,836,763
2006	11.38	12.93	1,041,342
2005*	10.00	11.38	598,267

* Period from 8/15/2005 to 12/31/05

NRR7

Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	30.33	29.11	9,715,213
2007	29.30	30.33	10,845,123
2006	28.30	29.30	13,048,490
2005	27.92	28.30	16,847,122
2004	26.95	27.92	18,478,904
2003	25.82	26.95	21,241,134
2002	23.59	25.82	32,703,011
2001	21.92	23.59	24,145,003
2000	19.87	21.92	9,859,092
1999	20.24	19.87	8,926,481
1998	18.75	20.24	11,642,575
1997	17.36	18.75	5,524,907

Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	11.36	5.99	1,449,137
2007*	10.00	11.36	829,578

* Period from 5/1/2007 to 12/31/2007

Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	24.69	14.83	17,916,255
2007	21.53	24.69	22,280,760
2006	19.26	21.53	29,126,311
2005	16.41	19.26	36,634,069
2004	13.24	16.41	37,218,422
2003	9.63	13.24	33,784,082
2002	10.76	9.63	33,776,281
2001	11.21	10.76	37,249,471
2000*	10.00	11.21	39,005,684

* Period from 4/30/2000 to 12/31/2000

NRR7

Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	21.41	21.88	52,267,532
2007	20.51	21.41	37,590,476
2006	19.71	20.51	37,398,406
2005	19.29	19.71	36,772,177
2004	19.21	19.29	39,220,475
2003	19.18	19.21	47,049,209
2002	19.01	19.18	72,138,597
2001	18.39	19.01	75,606,134
2000	17.44	18.39	65,565,684
1999	16.72	17.44	57,437,711
1998	15.98	16.72	42,335,962
1997	15.30	15.98	28,256,730

Overseas R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	17.91	9.98	5,010,418
2007	15.39	17.91	7,010,242
2006	13.14	15.39	6,759,881
2005	11.12	13.14	5,715,676
2004*	10.00	11.12	4,158,537

* Period from 4/30/04 to 12/31/04

Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	18.50	11.03	2,371,487
2007	22.66	18.50	2,683,280
2006	16.71	22.66	6,945,134
2005	14.63	16.71	6,708,847
2004	11.00	14.63	8,046,933
2003*	10.00	11.00	3,256,473

* Period from 9/26/2003 to 12/31/2003

Retirement Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	14.59	7.44	3,253,919
2007	11.00	14.59	4,370,003
2006*	10.00	11.00	1,863,324

* Period from 5/1/2006 to 12/31/2006

NRR7

Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	12.48	11.12	6,471,297
2007	11.92	12.48	6,617,196
2006	11.14	11.92	7,289,746
2005	10.89	11.14	8,731,182
2004*	10.00	10.89	6,415,094

* Period from 4/30/04 to 12/31/04

Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	12.41	6.06	3,487,073
2007	10.85	12.41	4,720,069
2006	10.11	10.85	4,869,014
2005	9.19	10.11	6,567,286
2004	9.22	9.19	10,780,536
2003	5.84	9.22	15,085,738
2002	9.46	5.84	4,287,252
2001*	10.00	9.46	3,452,570

* Period from 7/30/2001 to 12/31/2001

Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	9.89	5.16	131,004
2007*	10.00	9.89	127,153

* Period from 5/1/2007 to 12/31/2007

Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	15.89	10.15	2,417,528
2007	13.27	15.89	3,795,716
2006	10.15	13.27	4,287,848
2005	9.34	10.15	2,558,983
2004	7.56	9.34	3,146,828
2003	6.04	7.56	1,081,320
2002	8.68	6.04	927,320
2001*	10.00	8.68	708,798

* Period from 7/30/2001 to 12/31/2001

NRR7

Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	12.29	6.52	1,036,148
2007	12.13	12.29	1,215,791
2006	10.66	12.13	984,614
2005*	10.00	10.66	671,528

* Period from 8/15/2005 to 12/31/05

Value Leaders Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	12.84	7.05	2,000,058
2007	12.37	12.84	1,637,348
2006	10.83	12.37	2,556,492
2005*	10.00	10.83	2,667,988

* Period from 8/15/2005 to 12/31/05

Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2008	15.88	7.70	3,625,060
2007	15.15	15.88	5,320,885
2006	13.12	15.15	5,883,403
2005	12.89	13.12	8,110,420
2004	11.38	12.89	13,896,276
2003*	10.00	11.38	11,423,156

* Period from 9/26/2003 to 12/31/2003

Accumulation Unit Values for the new funds will be reported once the funds have completed at fiscal year end 2009.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit values shown for the beginning and end of each period.

Certain contracts in this prospectus have been offered only as of December 7, 1988, and others only as of May 1, 1997. The financial information in the above table includes periods prior to December 7, 1988 because an earlier class of variable annuity contracts is also being funded through the Variable Account. Financial information reflects all classes of contracts. Because the three classes of contracts funded through the Variable Account have the same total asset-based charges, Accumulation Unit Values will be the same for all classes of contracts.

The financial statements of the Variable Account appear in the Statement of Additional Information.

NRR7

Table of Contents
of the Statement of Additional Information

Accumulation Units	2
Fixed Annuity Income Payments	2
Exchanges Among Subaccounts After the Annuity Date	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File no. 811-5315
NRR7-pro-0409
1.756510.110

NRR7

INDIVIDUAL RETIREMENT ANNUITY
DISCLOSURE STATEMENT

1. Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Account (IRA). For this reason, it is important that you read this statement carefully.

Revocation

2. You are allowed to revoke or cancel your IRA within ten (10) days of the later of (1) the date of the application for the IRA; or (2) the date you receive the IRA contract. A revocation treats an IRA as if it never existed, and entitles you to a full refund of your entire contribution. FILI will refund the greater of: (1) your Purchase Payment in full, neither crediting your account for earnings, nor charging it with any administrative expenses, or (2) your contract value at the time of revocation plus any amount deducted from your contribution prior to such time.

You may revoke your IRA by mailing or delivering a notice of revocation to:

Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, Ohio 45277-0050

Any question regarding this procedure may be directed to a Fidelity Insurance Specialist at 1-800-544-2442.

Contributions

3. You may establish an IRA for the purpose of rolling over all or a portion of your distribution from a qualified plan, tax sheltered annuity or other IRA. If you retire, terminate your employment prior to retirement age, or become disabled, and you are entitled to a single sum distribution, all or a portion of the distribution may be transferred to a qualifying IRA tax-free if done within 60 days of receipt of the single sum distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the qualified plan distribution.

4. Subsequent contributions, other than additional rollover contributions from another qualified plan, tax sheltered annuity or IRA, will not be accepted.

5. No deduction is allowed for a rollover contribution which is not treated as income to the individual.

Investments

6 The assets in your IRA are nonforfeitable, subject to the surrender charges specified in the IRA contract.

7. The assets in your IRA cannot be commingled with other property except in a common trust fund or common investment fund.

8. No part of the IRA may be invested in life insurance or endowment contracts.

Distributions

9. Distributions from your IRA will be included in your gross income for Federal income tax purposes for the year in which you receive them except to the extent treated under the tax law as a recovery of non-deductible contribution if any.

10. To the extent it's included in gross income, a distribution from your IRA made before age 59½ will be subject to a 10% non-deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is (1) rolled over or transferred to another IRA; (2) is made on account of your death or disability; (3) is one of a scheduled series of payments over your life or life expectancy or the joint lives or joint life expectancies of yourself and the second person designated by you; or (4) satisfies some other exception to this penalty tax.

11. You must begin receiving distributions of the assets in your IRAs by April 1 of the calendar year following the calendar year in which you reach age 70½. Subsequent distributions must be made by December 31 of each year.

12. You may select one of the following methods of distribution for the assets of this IRA:

(a) Distribution as an annuity over your life or your life and the life of a second person designated by you;

(b) Distribution as an annuity for a period certain not to exceed your life expectancy or the joint life expectancy of yourself and a second person designated by you;

FVA-91200

Not Part of the Prospectus

(c) Single sum payment; or

(d) Partial withdrawals that, together with withdrawals from your other IRAs, satisfy the minimum distribution requirements discussed below.

(See Contract and Endorsement for a full description of these permissible distribution methods.)

13. Once distributions are required to begin, they must not be less than the amount each year (determined in accordance with IRS Regulations) which would exhaust the value of all your IRAs over the required distribution period. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.

14. If you die after distribution of the IRA has commenced, the remaining balance must continue to be distributed under the same or a more rapid method of distribution.

15. If you die before distribution of the IRA commences, the entire balance must be distributed to the beneficiary within five (5) years unless:

(a) The beneficiary is your surviving spouse and the beneficiary either treats the IRA as his or her own IRA or elects to receive payments over his or her own life or life expectancy commencing at any date prior to the later of (i) December 31 of the calendar year immediately following the calendar year of your death, or (ii) December 31 of the calendar year in which you would have reached age 70½; or

(b) The beneficiary is not your surviving spouse and the beneficiary elects to have the IRA distributed over his or her life expectancy commencing on or before December 31 of the calendar year immediately following the calendar year of your death.

16. You may rollover all or a portion of your IRA into another IRA or individual retirement account and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.

Other Tax Considerations

17. Distributions are taxed as ordinary income under Federal income tax laws.

18. The tax treatment of single sum distributions under Section 402(e) of the Code is not applicable to distributions from IRAs.

19. Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.

20. The Contract has not been approved as to form for use as an IRA by the Internal Revenue Service. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

21. Further information can be obtained from any district office of the Internal Revenue Service.

Prohibited Transactions

22. If any of the events prohibited by Section 4975 of the Code (such as any sale, exchange or leasing of any property between you and your IRA) occur during the existence of your IRA, your Contract will be disqualified and the entire balance in your Contract will be treated as if distributed to you, as of the first day of the year in which the prohibited event occurs. This "distribution" would be subject to ordinary income tax and, if you were under age 59½ at the time, to the 10% penalty tax on premature distributions.

23. If you or your beneficiary borrow any money under, or by use of, all or a portion of your IRA, then your Contract will lose its qualification as an IRA, and the entire balance will be treated as a distribution to you and subject to a 10% penalty tax on premature distributions, discussed above.

Financial Information

24. The value of your investment will depend on how you allocate funds between the Fixed Account and the Subaccounts of the Variable Account. The Company guarantees that the portion of your contract value that is held in the Fixed Account will accrue interest daily at specified interest rates that vary from time to time. With respect to funds allocated to the Variable Account, the value will depend upon the actual investment performance of the subaccounts that you choose; no minimum value is guaranteed. See your prospectus for a more detailed description.

FVA-91200

Not Part of the Prospectus

25. As further described in the prospectus, the following are charges that the Company currently makes:

(a) Administrative Charge

The Company currently deducts an annual maintenance charge of $30 on each contract anniversary. This charge is currently waived if total payments, less any withdrawals, equal at least $25,000.

The Company also deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.05%. This charge is not made against the Fixed Account.

(b) Mortality and Expense Risk Charge

The Company deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.75%. This charge is not made against the Fixed Account.

(c) Portfolio Expenses

The portfolios associated with the Variable Account incur operating expenses and pay monthly management fees. The level of expenses vary by portfolio. This charge is not made against the Fixed Account.

FVA-91200

Not Part of the Prospectus

THIS PAGE INTENTIONALLY LEFT BLANK

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY RETIREMENT RESERVES
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2009

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2009, without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	PAGE
Accumulation Units	2
Fixed Annuity Income Payments	2
Exchanges Among Subaccounts After the Annuity Date	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

NRR7-ptb-0409
1.756511.110

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10.00. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets at the end of the preceding Valuation Period;

(b) Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.80%.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

FIXED ANNUITY INCOME PAYMENTS

The amount of monthly annuity income payments for a selected fixed annuity income option or the fixed portion of a selected combination annuity income option is calculated by applying the proceeds payable to the income payment rates for the option selected. Annuity income payments will be the larger of:

(a) The income based on the rates shown in the contract's Annuity Tables for the option chosen; and

(b) The income calculated by applying the proceeds as a single premium to our single premium annuity rates in effect on the date of the first income payment for the same plan.

Annuity income payments under a fixed annuity or fixed portion of a combination annuity will not vary in dollar amount and will not be affected by the investment performance of the Variable Account. Amounts used to purchase a fixed annuity may not be later transferred to a variable annuity.

EXCHANGES AMONG SUBACCOUNTS AFTER THE ANNUITY DATE

After the Annuity Date, you may instruct us to reallocate the value of some or all of the Annuity Units of a variable Subaccount then credited to your Contract into an equal value of Annuity Units of one or more other Subaccounts. The exchange shall be based on the relative value of the Subaccount Annuity Units at the end of the Valuation Period in which the request is received and will affect income payments determined after that Valuation Period. To make such an exchange, you must contact the Annuity Service Center. The value of the Annuity Units exchanged must provide at least a $50 annuity income payment at the time of the exchange, unless all of the Annuity Units of a Subaccount are being exchanged.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, unless that assignee is a beneficiary; or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met.

The Beneficiaries' or second Owner's entire interest is payable over the Beneficiaries or second Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiaries or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or the Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract as the Owner. However, for Qualified Contracts where the owner's spouse is the beneficiary, annuity income payments need not begin within one year after the Owner's death, rather they need only begin on or before April 1 of the calendar year following the calendar year in which the Owner would have attained age 70½. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and Fidelity Investments Life. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the Contracts.

STATE REGULATION

Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J. Pearlman, Senior Legal Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008, and the financial statements of Fidelity Investments Variable Annuity Account I of the Company as of December 31, 2008 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, Massachusetts 02110.

FINANCIAL STATEMENTS

The financial statements of the Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Fidelity Investments Life Insurance Company provided herein.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2008, 2007 and 2006

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of

Fidelity Investments Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company (the "Company", a wholly-owned subsidiary of FMR LLC) and its subsidiary at December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

April 8, 2009

 FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

 (A Wholly-Owned Subsidiary of FMR LLC)

 CONSOLIDATED BALANCE SHEETS

(in thousands, except share data) December 31, 2008 and 2007

ASSETS	2008	2007
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $495,612 in 2008 and $681,818 in 2007)	$ 501,954	$ 688,045
Policy loans	248	70

Total investments	502,202	688,115

Cash and cash equivalents	234,052	39,283
Cash equivalent (restricted)	--	1,407
Accrued investment income	5,705	9,264
Deferred policy acquisition costs	52,816	54,774
Reinsurance deposit and receivables	1,830,999	1,827,422
Property and equipment, net	15,867	19,661
Other assets	8,407	6,714
Net deferred tax asset	42,895	43,242
Income taxes receivable	9,626	6,748
Separate account assets	12,277,307	16,860,782

Total assets	$ 14,979,876	$ 19,557,412

LIABILITIES
Future contract and policy benefits	$ 1,056,599	$ 997,694
Contractholder deposit funds	894,380	955,111
Cash overdraft	--	20,447
Other liabilities and accrued expenses	14,425	13,022
Payable to parent and affiliates	9,684	3,174
Separate account liabilities	12,277,307	16,860,782

Total liabilities	14,252,395	18,850,230

Commitments and contingencies (Note 11)

STOCKHOLDER'S EQUITY

Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	69,582	68,048
Accumulated other comprehensive income	4,243	3,974
Retained earnings	650,656	632,160

Total stockholder's equity	727,481	707,182

Total liabilities and stockholder's equity	$ 14,979,876	$ 19,557,412

The accompanying notes are an integral part of the financial statements.

 FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

 (A Wholly-Owned Subsidiary of FMR LLC)

 CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

(in thousands) for the years ended December 31, 2008, 2007 and 2006

	2008	2007	2006
Revenues:
Fees charged to contractholders	$ 108,994	$ 113,638	$ 106,785
Net investment income	27,597	35,947	34,310
Interest on reinsurance deposit	53,224	54,943	50,299
Fund administration fees	3,528	4,474	3,721
Net realized investment losses	(340)	(702)	(1,123)
Premiums	7,043	11,332	7,522
Other income	--	626	2

Total revenue	200,046	220,258	201,516

Benefits and expenses:
Underwriting, acquisition and insurance expenses(1)	115,336	113,013	98,961
Contract and policy benefits and expenses	62,962	51,852	48,128
Other expenses	178	--	--

Total benefits and expenses	178,476	164,865	147,089

Income before income taxes	21,570	55,393	54,427

Income tax expense	3,074	8,504	12,193

Net income	18,496	46,889	42,234

Other comprehensive income, before tax:
Unrealized gains on securities:
Net unrealized holding gains during the period	43	7,680	525
Reclassification adjustment for net realized losses included in net income	340	702	1,123
Foreign currency translation adjustment:
Net cumulative foreign currency translation adjustment	243	(488)	(41)
Provision for income taxes related to items of other comprehensive income	(357)	(2,741)	(567)

Other comprehensive income, net of tax	269	5,153	1,040

Comprehensive income	$ 18,765	$ 52,042	$ 43,274

(1) Includes affiliated company transactions (Note 8)

The accompanying notes are an integral part of the financial statements.

 FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

 (A Wholly-Owned Subsidiary of FMR LLC)

 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands) for the years ended December 31, 2008, 2007 and 2006

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity

Balance at December 31, 2005	$ 3,000	$ 68,048	$ (2,219)	$ 543,037	$ 611,866

Comprehensive income:
Net income	--	--	--	42,234	42,234
Other comprehensive income	--	--	1,040	--	1,040

Balance at December 31, 2006	$ 3,000	$ 68,048	$ (1,179)	$ 585,271	$ 655,140

Comprehensive income:
Net income	--	--	--	46,889	46,889
Other comprehensive income	--	--	5,153	--	5,153

Balance at December 31, 2007	$ 3,000	$ 68,048	$ 3,974	$ 632,160	$ 707,182

Comprehensive income:
Net income	--	--	--	18,496	18,496
Other comprehensive income	--	--	269	--	269
Forgiveness of debt	--	1,534	--	--	1,534

Balance at December 31, 2008	$ 3,000	$ 69,582	$ 4,243	$ 650,656	$ 727,481

The accompanying notes are an integral part of the financial statements.

 FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

 (A Wholly-Owned Subsidiary of FMR LLC)

 CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands) for the years ended December 31, 2008, 2007 and 2006
	2008	2007	2006
Cash flows from operating activities:
Net income	$ 18,496	$ 46,889	$ 42,234
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and depreciation	7,640	4,161	4,265
Net realized investment losses	340	702	1,123
Provision (benefit) for deferred taxes	1,159	(10,373)	(2,344)
Changes in assets and liabilities:
Accrued investment income	3,559	(950)	271
Change in deferred policy acquisition costs, net of amortization	2,225	(2,578)	(1,813)
Future contract and policy benefits, net	200,666	354,824	380,487
Reinsurance deposit and receivables	(3,577)	(298,148)	(316,734)
Payable to parent and affiliates	8,041	(7,557)	1,012
Income taxes	(2,878)	(8,409)	5,895
Other assets and other liabilities, net	(1,225)	3,352	714

Net cash provided by operating activities	234,446	81,913	113,682

Cash flows from investing activities:
Purchase of debt securities	(1,303,248)	(381,118)	(229,261)
Purchase of equity securities	--	--	(116)
Purchase of restricted cash equivalent	(2,917)	(18,938)	(27,312)
Proceeds from sales of debt securities	1,455,444	312,138	152,949
Proceeds from maturities of debt securities	30,350	75,019	78,252
Proceeds from sales of equity securities	--	--	561
Proceeds from maturities of restricted cash equivalent	4,323	22,681	27,156
Proceeds from sale of branch operations	--	--	1,244
Investment trades payable	--	238	946
Investment trades receivable	(247)	14	(7)
Change in policy loans	(178)	(67)	(3)
Capital expenditures	(524)	(10,031)	(10,925)

Net cash provided by (used for) investing activities	183,003	(64)	(6,516)

Cash flows from financing activities:
Change in cash overdraft	(20,447)	13,000	7,447
Deposits credited to variable annuity contracts	2,373,743	2,276,333	1,363,780
Deposits credited to fixed annuity contracts	23,874	141,235	91,564
Net transfers to separate accounts	(954,727)	(1,113,379)	(324,244)
Withdrawals from variable annuity contracts	(1,488,564)	(1,231,419)	(1,114,335)
Withdrawals from fixed annuity contracts	(156,817)	(148,890)	(127,099)

Net cash used for financing activities	(222,938)	(63,120)	(102,887)

Effect of foreign exchange rate changes on cash	258	(1,185)	(136)

Net increase in cash and cash equivalents	194,769	17,544	4,143

Cash and cash equivalents:
Beginning of year	39,283	21,739	17,596
End of year	$ 234,052	$ 39,283	$ 21,739
Supplemental disclosure of cash flow information for non-cash transactions (Note 1):
Forgiveness of debt, net of income taxes	$ 1,534	$ --	$ --

The accompanying notes are an integral part of the financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company ("FILI"), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company ("EFILI"), FILI's wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the "Company"). FILI is a wholly owned subsidiary of FMR LLC. Prior to October 1, 2007, the Company was a wholly-owned subsidiary of FMR Corp. Effective October 1, 2007, FMR Corp. was merged with and into FMR LLC. All intercompany transactions have been eliminated in consolidation.

The Company issues variable deferred and immediate annuity contracts and variable life policies and is licensed in all states in the United States of America and the District of Columbia. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Accounts, which are separate accounts of the Company. Amounts invested in the variable life policies are allocated to the Variable Life Accounts, which are also separate accounts of the Company. The assets of the Variable Annuity Accounts are invested in certain portfolios of the Fidelity Variable Insurance Products Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Universal Institutional Funds, the Wells Fargo Advantage Variable Trust Funds, the Credit Suisse Trust, the Lazard Retirement Series, Inc. and the Strategic Advisers, Inc. Previously, the Company offered certain portfolios in the Old Mutual Insurance Series Funds. Effective December 2008, the Old Mutual Insurance Series Funds were liquidated and closed. The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Universal Institutional Funds, the Credit Suisse Trust, the Lazard Retirement Series, Inc. and the Strategic Advisers, Inc. Separate account assets are reported at the net asset value of such portfolios.

In 2004, FILI became licensed to issue group annuity contracts in all provinces of Canada. Amounts invested in these contracts are allocated to certain portfolios of the Segregated Funds Accounts, which are separate accounts of the Company. The invested assets are reported at the net asset value of such portfolios. In 2006, the Company sold the net assets and liabilities attributable to these contracts to an affiliate, Fidelity Investments Insurance Company of Canada, for approximately $1,200,000. The sale was conducted at fair value which approximated its financial statements carrying value and resulted in no gain or loss to the Company. During 2008, certain amounts payable to affiliiates of approximately $1,534,000 incurred in connection with administering the group annuity contract business was forgiven. This was recorded in Stockholder's Equity.

The Company offers a term life insurance product with level premium paying periods of five, ten, fifteen and twenty years and a fixed immediate annuity product with guaranteed income for life or period certain. Effective February 26, 2008, the five year term life insurance product was closed to new business. The Company also offers a variable universal life insurance product. Amounts invested in the variable universal life policies are allocated to the Variable Life Accounts. Effective April 1, 2008, the variable universal life product was closed to new business.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. Debt securities that experience declines in fair value that are other than temporary are considered impaired and are written down to fair value with a corresponding charge to net income. Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the market value has been less than cost, the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on debt securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

The Company's interests in the Segregated Funds were accounted for as equity securities based on the characteristics and features of the underlying mutual fund investments in the Segregated Funds Accounts. The Company's interests are reported at fair value based on the net asset value of such underlying mutual fund portfolios. Unrealized gains or losses are reported as a component of other comprehensive income. As discussed in Note 1, the Company sold its interests in the Segregated Funds during 2006.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents are comprised of amounts in demand deposit accounts, money market mutual funds, and a Canadian treasury bill and are reported at cost which approximates fair value. At December 31, 2008 and 2007, the Company recorded $0 and $1,407,000, respectively in a Canadian Treasury Bill. These funds were required to be vested in trust under the applicable laws and regulations for a foreign company operating a branch in Canada and are classified as restricted cash equivalents. During 2008, the remaining funds held in trust were released. See Note 1 for the sale of the Company's interest in the canadian business. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $232,774,000 and $37,609,000 at December 31, 2008 and 2007, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contractholders and are reported at fair value based on the net asset value of such underlying mutual fund portfolios. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contractholders include mortality and expense risk, and administrative charges for variable annuity and life contractholders and also include the cost of providing insurance protection for variable life contractholders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contractholders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, the guaranteed minimum death benefit ("GMDB") and the guaranteed minimum withdrawal benefit features ("GMWB") (see Note 3 - Guaranteed Benefits under Statement of Position 03-01) on certain variable annuity product, the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. The Company issues a GMWB product that guarantees payments over the lifetime of the contractholder. Reserves for these lifetime benefits are calculated as required by SOP 03-1.

Future contract benefits for the variable and fixed annuity products are computed using pricing interest rates and estimates for mortality. The liabilities for future policy benefits for traditional life insurance products are computed using the net level premium reserve method and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

Contractholder Deposit Funds

Contractholder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and the fixed portion of the variable income annuity product with insignificant amounts of life contingent benefits. Liabilities are equal to the accumulated policy values, which consists of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Reinsurance Deposit and Receivables

The Company reinsures certain of its life insurance and annuity product risk with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meets its obligations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc in accordance with contractual agreements as described in Note 8 - Affiliated Company Transactions, and certain insurance expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are being amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product, a 20-year period for the deferred annuity products (except 30 years for the GMWB product), and a 30-year period for the variable immediate annuity product.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross margin or gross profits to amortize the remaining DAC balances.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 7.5% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return is developed such that the combination of actual and projected return equals the long term return. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges). Prior to 2008, the long term return assumption was 9.0% before fund expenses and other charges; and the projected return was limited to no greater than 13.0% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

During 2008, the Company reduced its long term projected investment returns on separate account fund balances after performing additional analysis which indicated a shift in the asset mix from 2007 (73% equities, 12% bonds, 15% cash) to 2008 (63% equities, 14% bonds, 23% cash) as well as a decrease in the weighted average return based on Ibbotson data. The reduction in the maximum projected return was also based on Ibbotson data and resulted in a reduction of about 1.5% from the prior level.

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

The Company early adopted SOP 05-1 effective January 1, 2005. The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. Adoption of this statement had no impact on the Company's financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

During 2008, the Company trued-up for actual internal replacement performance as well as unlocked our future internal replacement assumptions based on actual experience.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, leasehold improvements and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

The Company accounts for certain capitalized software under the provisions of Statement of Position 98-1, "Accounting for Computer Software Developed or Obtained for Internal Use", which requires certain costs incurred in connection with developing or obtaining internal use software to be capitalized. Capitalized software development costs of $15,867,000 and $19,560,000 are recorded in property and equipment, net of accumulated depreciation, in the Balance Sheets as of December 31, 2008 and 2007, respectively. Depreciation expense on these capitalized software development costs were $4,217,000 and $1,397,000 in 2008 and 2007, respectively.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

Foreign Currency Translation

The results of operations for the Company's branch denominated in Canadian dollars are translated into U.S. dollars using average exchange rates during the period; assets and liabilities are translated using exchange rates at the end of each period. Translation gains and losses are included in the consolidated statements of income and comprehensive income as a component of accumulated other comprehensive income. As discussed in Note 1, the Company sold its interests in certain group annuity contracts issued in Canada during 2006.

Adoption of New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes a framework for measuring fair value under U.S. GAAP and enhances disclosures about fair value measurements. SFAS 157 defines fair value as the price that would be received to sell the asset or paid to transfer the liability in an orderly transaction between participants (an exit price). The statement establishes a fair value hierarchy that distinguishes between inputs based on market data from independent sources ("observable inputs") and a reporting entity's internal assumptions based on the best information available when the external market data is limited or unavailable ("unobservable inputs"). In addition, SFAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3"). The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 had no impact on the financial assets and financial liabilities that are required to be measured at fair value. See Note 5 - Fair Value Measurements for additional information regarding fair value.

In February 2008, the FASB issued FSP No. FAS 157-2, "Effective Date of FASB Statement No. 157" ("FSP FAS 157-2") which delays the effective date of SFAS 157 to fiscal years beginning after November 15, 2008 for certain nonfinancial assets and nonfinancial liabilities. As a result of the issuance of FSP FAS 157-2, the Company did not apply the provisions of SFAS 157 to the nonfinancial assets and nonfinancial liabilities within the scope of FSP FAS 157-2.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("SFAS No. 159"). This statement allows companies to make an election on an individual instrument basis to report selected financial assets and liabilities, including rights and obligations under certain insurance contracts that are not financial instruments, at fair value. Companies shall report unrealized gains and losses on items for which the fair value option is elected in net income. The fair value option may be applied instrument by instrument, is irrevocable, and is applied to the entire instrument. SFAS No. 159 was effective for fiscal years after November 15, 2007. The effect of the first re-measurement to fair value is recorded as a cumulative effect adjustment to the opening balance of retained earnings. The Company has elected not to choose the fair value option for any of the Company's financial assets and liabilities as of January 1, 2008.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("FIN 48"). This guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. Companies can recognize the benefit of uncertain tax positions only when the position is "more likely than not" to be sustained by the tax authorities. The Company adopted the provisions of FIN 48 effective January 1, 2007 (See Note 6 - Income Taxes). The adoption of this interpretation had no impact on the Company's financial statements.

On February 16, 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140" ("SFAS 155"), which amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") and SFAS 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). SFAS 155 (1) permits fair value re-measurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation, (2) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133, (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. This statement is effective for all financial instruments acquired or issued after the beginning of an entity's fiscal year that begins after September 15, 2006. At adoption, the fair value election may also be applied to hybrid financial instruments that have been bifurcated under SFAS 133 prior to adoption of this statement. The Company adopted this guidance effective January 1, 2007. The adoption of this statement had no impact on the Company's financial statements.

In May 2005, the FASB issued SFAS No. 154, "Accounting Changes and Error Corrections - a replacement of APB Opinion No. 20 and FASB Statement No. 3" ("SFAS No. 154"). SFAS No. 154 requires the retrospective application of changes in accounting principles to prior period's financial statements. This statement applies to all voluntary changes in accounting principles made after December 15, 2005, and for the limited instance when a new accounting pronouncement does not provide transition provisions. Adoption of this statement had no impact on the Company's financial statements.

During 2005, the FASB issued FSP FAS No. 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairments and its Application to Certain Investments" ("FSP 115-1"). FSP 115-1 provides a model for determining whether to record impairment losses associated with investments in certain equity and debt securities and references other existing accounting guidance. FSP 115-1 also carries forward the disclosure requirements of EITF 03-01, "The Meaning of Other Than Temporary Impairment and its Application to Certain Investments" relating to securities in an unrealized loss position. This guidance also requires income to be accrued on a level-yield basis following an impairment of debt securities. The Company adopted this guidance effective January 1, 2006. Adoption of this statement did not have a material effect on the Company's financial position or results of operations.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3. GUARANTEED BENEFITS UNDER STATEMENT OF POSITION 03-01:

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and separate accounts. Reporting and measuring the Company's interest in its separate accounts as general account assets are based on the insurer's proportionate beneficial interest in the separate account's underlying assets. SOP 03-1 requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology.

Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits. Reserves for these benefits are accounted for under SOP 03-1 as the benefits settle only upon an insurable event, such as death or are life contingent.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company's current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account (in thousands):

	Years Ended December 31,
	2008	2007
Beginning balance	$ 5,598	$ 6,767
Unlocking of benefit ratio	15,443	(817)
Interest on reserve	1,438	417
Claims paid	(3,594)	(3,814)
Accrual of benefit ratio	3,111	3,045

Ending balance	$ 21,996	$ 5,598

The reinsurance recoverables associated with GMDB were $20,000,000 and $5,137,000 at December 31, 2008 and 2007, respectively.

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8%-11% depending on the underlying fund type.
  The projection model employs a mean reversion algorithm that looks back to the later of the original issue date or 1997 and compares historical fund returns to the Company's long term estimate.
  The volatility assumption is 20% for equity funds; 8.7% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
  The base lapse rate and partial withdrawal assumptions vary from 2%-7% and 1%-3%, respectively, depending on contract type and policy duration.
  The lapse rates for anticipated internal replacements vary from 3.0% to 9.5% depending on calendar year.
  The discount rate is 6.83%.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3. GUARANTEED BENEFITS UNDER STATEMENT OF POSITION 03-01 (CONTINUED):

The table below represents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2008 and 2007. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
	2008	2007
(in thousands, except for contractholder data)

Net deposits paid
Account value	$ 4,883,429	$ 8,710,878
Net amount at risk	$ 651,242	$ 243,508
Average attained age of contractholders	61	61
Ratchet (highest historical account value at specified anniversary dates)
Account value	$ 293,692	$ 499,445
Net amount at risk	$ 186,987	$ 55,976
Average attained age of contractholders	66	65

Guaranteed Minimum Withdrawal Benefits

The Company has a variable annuity contract with a guaranteed minimum withdrawal benefit feature. The GMWB feature provides annuity contract holders with income payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59½ for the life of the contractholder based on a preset withdrawal percentage as defined in the contract. The contractholder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary. If the contract value is below the withdrawal value, the withdrawal value will not change.

The following summarizes the liability for GMWB contracts reflected in the general account (in thousands):

	Years Ended December 31,
	2008	2007
	(in thousands)
Beginning Balance	$ 442	$ --
Interest on reserve	23	--
Change in benefit ratio	208	442
Claims paid	--	--
Ending Balance	$ 673	$ 442

The reinsurance recoverables associated with GMWB was $673,000 and $442,000 at December 31, 2008 and 2007, respectively.

The reserve methodology and assumptions for developing the GMWB policy benefit liability involved calculating benefit ratios based on investment performance returns of 7.5% and discount rates of 5.25%. The mortality assumption is the annuity 2000 table and the lapse rates range from 2% to 10% with a dynamic lapse reduction for contracts in the money.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3. GUARANTEED BENEFITS UNDER STATEMENT OF POSITION 03-01 (CONTINUED):

The table below displays the account value and guaranteed withdrawal value at December 31, 2008 and 2007 (in thousands):

	Years Ended December 31,
	2008	2007
	(in thousands)
Account Value	$ 1,206,888	$ 343,455
GMWB Value	1,590,770	345,201

Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to cover GWMB product sales during calendar year 2009. Effective March 31, 2009, the GMWB product will close to new business. Consequently, the new reinsurance agreement will terminate effective March 31, 2009. The new reinsurance agreement will provide reinsurance coverage for business sold from January 1, 2009 through March 31, 2009.

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2008	2007	2006
	(in thousands)
Debt securities	$ 28,510	$ 36,223	$ 34,942
Cash and cash equivalents	2,042	2,403	2,151
Other income	35	3	--
Total investment income	30,587	38,629	37,093
Less: Investment expenses	2,990	2,682	2,783
Net investment income	$ 27,597	$ 35,947	$ 34,310

Gross realized gains and losses from the voluntary sales of debt and equity securities were as follows:

Years Ended December 31,
	2008	2007	2006
(in thousands)
Debt securities:
Gross realized gains	$ 22,049	$ 3,426	$ 209
Gross realized losses	$ (13,513)	$ (2,513)	$ (1,380)
Equity securities:
Gross realized gains	$ --	$ --	$ 48
Gross realized losses	$ --	$ --	$ --

Realized investment losses as a result of other-than-temporary impairments in the value of investments were $8,876,000, $1,615,000 and $0 in 2008, 2007 and 2006, respectively. There were no debt securities that were non-income producing for 2008, 2007 and 2006, respectively. There was no interest foregone by non-income producing securities for 2008, 2007 and 2006, respectively.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

Net unrealized investment gains (losses) on available-for-sale securities carried at fair value, and the related impact on DAC, deferred income taxes and foreign exchange as of December 31, were as follows:

	December 31,
	2008	2007	2006
	(in thousands)
Debt securities	$ 6,342	$ 6,227	$ (2,447)
DAC	63	(205)	100
Foreign exchange	197	(46)	481
Deferred income tax (expense) benefit	(2,359)	(2,002)	687
	$ 4,243	$ 3,974	$ (1,179)

Debt securities that have been in a continuous unrealized loss position as of December 31, 2008 were as follows:

	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (4,790)	$ 112,402	194
Greater than 12 months	(982)	16,384	32
	$ (5,772)	$ 128,786	226

Below investment grade debt securities:
0-12 months	$ (2,142)	$ 14,235	113
Greater than 12 months	(816)	2,947	34
	$ (2,958)	$ 17,182	147

Total	$ (8,730)	$ 145,968	373

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2007 were as follows:

	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (1,156)	$ 38,578	71
Greater than 12 months	(1,214)	155,951	185
	$ (2,370)	$ 194,529	256

Below investment grade debt securities:
0-12 months	$ (701)	$ 19,433	123
Greater than 12 months	(258)	10,073	21
	$ (959)	$ 29,506	144

Total	$ (3,329)	$ 224,035	400

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' continued compliance with the securities' obligations in accordance with their contractual terms, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2008 and 2007. The majority of the securities are investment grade fixed maturities with fair values at or greater than 95% of amortized cost at December 31, 2008. The decline in market value was primarily the result of an increase in interest rates from the securities purchase date. Investments in below investment grade securities comprised approximately 5% of the total portfolio as of December 31, 2008. Unrealized losses on below investment grade securities were driven principally by changes in market yields as credit spreads widend due to the lack of liquidity in the financial markets.

The amortized cost and fair value of debt securities, by type of issuer were as follows:

	December 31, 2008
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury securities	$ 306,655	$ 14,587	$ (21)	$ 321,221
Corporate debt securities	169,548	469	(7,524)	162,493
Mortgage and asset backed securities	19,409	16	(1,185)	18,240

	$ 495,612	$ 15,072	$ (8,730)	$ 501,954

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

	December 31, 2007
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury and other U.S. Government corporations and agency securities	$ 158,190	$ 5,376	$ --	$ 163,566
Corporate debt securities	335,603	2,529	(3,231)	334,901
Mortgage and asset backed securities	188,025	1,651	(98)	189,578

	$ 681,818	$ 9,556	$ (3,329)	$ 688,045

The amortized cost and fair value of debt securities at December 31, 2008, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(in thousands)
Due in 1 year or less	$ 41,271	$ 41,157
Due after 1 year through 5 years	391,587	399,071
Due after 5 years through 10 years	42,873	43,061
Due after 10 years	472	425
Mortgage and asset backed securities	19,409	18,240
	$ 495,612	$ 501,954

At December 31, 2008 and 2007, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. Government corporations and agency securities.

At December 31, 2008, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,664,000 and $2,752,000, respectively. At December 31, 2007, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,622,000 and $2,709,000, respectively.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE MEASUREMENTS:

In accordance with SFAS 157, the Company categorizes the financial assets and liabilities carried at fair value in its consolidated balance sheets based upon SFAS 157's three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company's financial statements: fixed maturities, short-term investments such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to unobservable valuation inputs (level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

  Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market
  Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
  Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management's judgment about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

The majority of the Company's available-for-sale debt securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management's responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value. Certain structured securities valued using industry-standard pricing methodologies utilize significant unobservable inputs to estimate fair value, resulting in the fair value measurements being classified as Level 3.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The following fair value hierarchy table presents information about the Company's assets measured at fair value on a recurring basis as of December 31, 2008:

	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Balance as of December 31, 2008
	(in thousands)
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$ --	$ 321,221	$ --	$ 321,221
Corporate debt securities	--	162,494	--	162,494
Mortgage and asset backed securities	--	17,259	980	18,239
Total available-for-sale debt securities	$ --	$ 500,974	$ 980	$ 501,954
Separate account assets	12,277,307	--	--	12,277,307
Total	$ 12,277,307	$ 500,974	$ 980	$ 12,779,261

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE MEASUREMENTS (CONTINUED):

Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis from January 1, 2008 to December 31, 2008 were as follows:

Total Realized and Unrealized
Gains (Losses)
	Beginning Balance, January 1, 2008	Recorded in Revenue	Recorded in Other Comprehensive Income	Purchases, Issuances, and Settlements Net	Transfers Into and/or Out of Level 3	Ending Balance, December 31, 2008	Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2008
(in thousands)
Assets:
Available-for-sale debt securities:
Mortgage and asset backed securities	$ --	$ --	$ (98)	$ --	$ 1,078	$ 980	$ --

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE MEASUREMENTS (CONTINUED):

Financial Instruments Not Carried at Fair Value

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded). Certain financial instruments are not measured at fair value in the financial statements but is disclosed if it is practicable to estimate such values. The following include disclosures for other financial instruments not carried at fair value and not included in the above FAS 157 discussion.

	2008		2007
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(in thousands)		(in thousands)

Financial Assets:
Policy loans	$ 248	$ 248	$ 70	$ 70
Cash (Note 2)	1,278	1,278	3,081	3,081
Reinsurance deposit and receivables	1,830,999	1,859,263	1,827,422	1,840,005

	$ 1,832,525	$ 1,860,789	$ 1,830,573	$ 1,843,156

Financial Liabilities:
Future contract and policy benefits	$ 1,056,599	$ 1,056,599	$ 997,694	$ 997,694
Contractholder deposit funds	894,380	922,699	955,111	967,700
Cash overdraft	--	--	20,447	20,447

	$ 1,950,979	$ 1,979,298	$ 1,973,252	$ 1,985,841

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for the Company's reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Future Contract and Policy Benefits and Contractholder Deposit Funds

Fair values for the Company's liabilities for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE MEASUREMENTS (CONTINUED):

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2008	2007	2006
	(in thousands)
Current:
Federal	$ 2,017	$ 18,276	$ 14,082
State	(102)	601	455
	1,915	18,877	14,537
Deferred:
Federal	1,071	(10,437)	(2,122)
State	88	64	(222)
	1,159	(10,373)	(2,344)
Provision for income taxes	$ 3,074	$ 8,504	$ 12,193

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES (CONTINUED):

Significant components of the Company's net deferred tax asset were as follows:

	December 31,
	2008	2007
	(in thousands)
Deferred income tax assets:
Deferred policy acquisition costs	$ 16,807	$ 15,425
Contractholder reserves	17,710	24,491
Deferred revenue	9,229	10,023
Unrealized (gains)/losses on available-for-sale securities	(2,219)	(2,135)
Capitalized software	(144)	(6,037)
Deferred compensation and retirement benefit plans	564	275
Alternative minimum tax credit	752	--
Other, net	196	1,200

Net deferred tax asset	$ 42,895	$ 43,242

Management believes that the Company's future income will be sufficient to realize the net deferred tax asset.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2008	2007	2006
	(in thousands)
Tax provision at U.S. Federal statutory rate	$ 7,550	$ 19,174	$ 18,968
Dividends received deduction	(4,514)	(11,511)	(6,889)
Other, net	38	841	114

	$ 3,074	$ 8,504	$ 12,193

FILI paid federal and state income taxes of $8,000,000, $27,285,000 and $8,642,000 in 2008, 2007 and 2006, respectively.

FIN 48

The Company was required to adopt FIN 48 as of January 1, 2007. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in the Company's financial statements in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 only allows the recognition of these tax benefits that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than not recognition threshold for all tax uncertainties.

Currently, the Company only files income tax returns in the United States. The Company is no longer subject to U.S. federal or local tax examinations for years before 2004. The Company is currently under review by the State of New York for tax years 2005 and 2006. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded pursuant to FIN 48. In addition, the Company did not record a cumulative effect adjustment related to the adoption of FIN 48.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES (CONTINUED):

In its Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only. The Company has recorded benefits of $4,514,000, $11,511,000 and $6,889,000, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31. No dividends have been paid or declared during 2008, 2007 and 2006, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; deferred income taxes are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets; a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

Years Ended December 31,
	2008	2007	2006
(in thousands)
FILI
Statutory net income	$ (7,147)	$ 47,435	$ 43,269
Statutory surplus	$ 648,979	$ 645,223	$ 604,497
EFILI
Statutory net income	$ (118)	$ 2,787	$ 4,238
Statutory surplus	$ 51,673	$ 51,161	$ 49,301

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR LLC. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the annuity contract value each year. EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company also pays FIA 2.5% of the annuity payments received for its fixed immediate annuity. The Company compensated FIA in the amount of $24,558,000, $30,910,000 and $26,447,000 in 2008, 2007 and 2006, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company received $6,065,000, $6,078,000 and $5,761,000 in 2008, 2007 and 2006, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company's expenses. Effective October 1, 2006, and January 1, 2007, FILI and EFILI, respectively, entered into agreements with Pyramis Global Advisors Trust Company ("Pyramis") to provide investment and managerial advice. The Company incurred charges of $948,000, $1,068,000, and $224,000 in 2008, 2007 and 2006, respectively, for such services. Previously, the Company had an investment management agreement with Fidelity Management Trust Company ("FMTC") to provide investment and managerial advice. The Company paid FMTC $898,000 in 2006, for such services.

The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and special services are provided for the Company. The Company paid FMR LLC and its subsidiaries $32,202,000, $36,175,000 and $27,182,000 in 2008, 2007 and 2006, respectively, for such services.

FMR LLC maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR LLC's policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge each subsidiary for its share of such contributions. Effective May 1, 2007, FMR LLC terminated the defined benefit pension plan. Pension costs of $0, $230,000 and $1,032,000 were charged to the Company in 2008, 2007 and 2006, respectively.

FMR LLC sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $3,403,000, $2,892,000 and $2,418,000 in 2008, 2007 and 2006, respectively.

The Company participates in various FMR LLC stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR LLC common stock, as defined. The aggregate expenses related to these plans charged to the Company were $4,706,000, $5,650,000 and $4,350,000 in 2008, 2007 and 2006, respectively.

Effective February 28, 2009, FILI issued a $200,000,000 unsecured revolving line of credit to its parent, FMR LLC. The revolving line of credit agreement was approved by the Utah Insurance Department and matures February 27, 2010 but may be extended for successive one year periods by mutual agreement of the parties, subject to the prior approval of the Utah Insurance Department. Under the terms of the agreement, FILI receives a facility fee of 0.10% per year based on the unused amounts of the line of credit. In addition, FILI receives annual interest on any advances made under the agreement at LIBOR (based on Bloomberg quotations) plus a 0.75% spread. There were no amounts advanced by FILI under the line of credit agreement as of March 31, 2009.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2008	2007	2006
	(in thousands)

Commissions, gross	$ 24,558	$ 30,910	$ 26,447
Compensation and benefits	35,465	29,883	28,417
Capitalization of deferred policy acquisition costs	(9,182)	(13,369)	(9,043)
Amortization of deferred policy acquisition costs	11,407	10,791	7,230
Rent expenses	3,264	3,302	3,431
Taxes, licenses and fees	2,987	3,040	2,842
General insurance expenses	46,837	48,456	39,637

	$ 115,336	$ 113,013	$ 98,961

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2008, 2007 and 2006, the Company increased amortization by $4,007,000, $4,397,000 and $1,594,000, respectively, to reflect actual experience for investment performance, persistency (including internal replacements) and inflation assumptions. This adjustment has been reflected in amortization expense.

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business issued before March 1, 2008. The Company retains a flat $100,000 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers. The Company reinsures all of its GMWB provisions with a reinsurer.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2008). The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts is accounted for as a deposit liability and is recorded in contractholder deposit funds. Under these reinsurance agreements, the Company received a front end ceding expense allowance of 2.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. For new polices issued after May 1, 2006, the front end ceding expense was 2.8% and the annual allowance of a percentage of assets ranged from 0.12% to 0.30%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE (CONTINUED):

Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

December 31,
	2008	2007
(in thousands)
Deposit assets:
Genworth Life Insurance Company and Genworth Life Insurance Company of New York	$ 1,138,771	$ 1,151,634
Principal Life Insurance Company	622,090	631,900

Reinsurance deposits	$ 1,760,861	$ 1,783,534

Contractholder deposit funds and future benefits	$ 1,787,233	$ 1,811,764

Interest on reinsurance deposit	$ 53,224	$ 54,943
Contract and policy benefits and expenses	$ 43,369	$ 43,031

The Company's deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially held in a collateral account and with Genworth Life Insurance Company are partially secured by investments held in trust which offers the Company additional protection and minimizes the risk of loss to the Company that could result from failure of these reinsurers.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2008	2007	2006
	(in thousands)

Direct life premiums	$ 15,915	$ 15,400	$ 14,548
Reinsurance ceded	(8,872)	(4,068)	(7,026)
Net life premiums	$ 7,043	$ 11,332	$ 7,522

Direct contract and policy benefits	$ 278,297	$ 261,218	$ 222,136
Reinsurance ceded	(215,335)	(209,366)	(174,008)
Net contract and policy benefits	$ 62,962	$ 51,852	$ 48,128

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2008

(2_fidelity_logos)(registered_trademark)

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2008

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 1,229,294	$ 1,513,025	$ 110,271	$ 69,947	$ 424,964	$ 92,452	$ 338,851	$ 65,684
Receivable from FILI	0	0	0	0	0	0	0	0
Total assets	1,229,294	1,513,025	110,271	69,947	424,964	92,452	338,851	65,684
Liabilities:
Payable to FILI	70	9	4	0	6	0	4	0
Total net assets	$ 1,229,224	$ 1,513,016	$ 110,267	$ 69,947	$ 424,958	$ 92,452	$ 338,847	$ 65,684
Net Assets:
Fidelity Retirement Reserves	$ 1,143,311	$ 0	$ 84,411	$ 0	$ 366,653	$ 0	$ 305,313	$ 0
Fidelity Income Advantage	85,913	0	25,856	0	58,305	0	33,534	0
Fidelity Personal Retirement	0	1,485,695	0	69,947	0	92,452	0	65,684
Fidelity Freedom Lifetime Income	0	947	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	26,374	0	0	0	0	0	0
Total net assets	$ 1,229,224	$ 1,513,016	$ 110,267	$ 69,947	$ 424,958	$ 92,452	$ 338,847	$ 65,684
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	52,268	-	3,533	-	9,296	-	7,625	-
Unit Value	$ 21.88	$ -	$ 23.89	$ -	$ 39.44	$ -	$ 40.04	$ -
Fidelity Income Advantage:
Units Outstanding	4,005	-	1,104	-	1,507	-	854	-
Unit Value	$ 21.46	$ -	$ 23.43	$ -	$ 38.69	$ -	$ 39.27	$ -
Fidelity Personal Retirement:
Units Outstanding	-	130,232	-	8,134	-	13,030	-	9,026
Unit Value	$ -	$ 11.41	$ -	$ 8.60	$ -	$ 7.10	$ -	$ 7.28
Fidelity Freedom Lifetime Income:
Units Outstanding	-	84	-	-	-	-	-	-
Unit Value	$ -	$ 11.27	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	1,442	-	-	-	-	-	-
Unit Value	$ -	$ 10.31	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	1,118	-	-	-	-	-	-
Unit Value	$ -	$ 10.29	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

For the year ended December 31, 2008

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 95,221	$ 56,849	$ 88,190	$ 368,708	$ 215,079	$ 268,389	$ 46,832
Receivable from FILI	0	0	0	0	0	0	0
Total assets	95,221	56,849	88,190	368,708	215,079	268,389	46,832
Liabilities:
Payable to FILI	1	2	0	11	0	3	0
Total net assets	$ 95,220	$ 56,847	$ 88,190	$ 368,697	$ 215,079	$ 268,386	$ 46,832
Net Assets:
Fidelity Retirement Reserves	$ 87,972	$ 50,021	$ 0	$ 282,773	$ 0	$ 221,831	$ 0
Fidelity Income Advantage	7,248	6,826	0	85,924	0	46,555	0
Fidelity Personal Retirement	0	0	88,190	0	215,079	0	46,832
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 95,220	$ 56,847	$ 88,190	$ 368,697	$ 215,079	$ 268,386	$ 46,832
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,310	5,010	-	9,715	-	7,948	-
Unit Value	$ 26.57	$ 9.98	$ -	$ 29.11	$ -	$ 27.91	$ -
Fidelity Income Advantage:
Units Outstanding	278	690	-	3,010	-	1,701	-
Unit Value	$ 26.06	$ 9.89	$ -	$ 28.55	$ -	$ 27.37	$ -
Fidelity Personal Retirement:
Units Outstanding	-	-	10,333	-	20,484	-	5,243
Unit Value	$ -	$ -	$ 8.53	$ -	$ 10.50	$ -	$ 8.93
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

For the year ended December 31, 2008

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class	VIP - Balanced	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 523,220	$ 82,394	$ 17,930	$ 782,690	$ 280,537	$ 110,976	$ 716,148
Receivable from FILI	0	0	0	0	1	0	0
Total assets	523,220	82,394	17,930	782,690	280,538	110,976	716,148
Liabilities:
Payable to FILI	3	1	0	3	0	1	0
Total net assets	$ 523,217	$ 82,393	$ 17,930	$ 782,687	$ 280,538	$ 110,975	$ 716,148
Net Assets:
Fidelity Retirement Reserves	$ 310,410	$ 66,475	$ 0	$ 699,354	$ 0	$ 79,934	$ 0
Fidelity Income Advantage	48,493	15,918	0	83,333	0	31,041	0
Fidelity Personal Retirement	164,314	0	17,930	0	280,538	0	130,601
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	585,547
Total net assets	$ 523,217	$ 82,393	$ 17,930	$ 782,687	$ 280,538	$ 110,975	$ 716,148
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	12,449	3,930	-	23,743	-	6,523	-
Unit Value	$ 24.93	$ 16.91	$ -	$ 29.46	$ -	$ 12.25	$ -
Fidelity Income Advantage:
Units Outstanding	1,983	960	-	2,885	-	2,583	-
Unit Value	$ 24.45	$ 16.59	$ -	$ 28.89	$ -	$ 12.02	$ -
Fidelity Personal Retirement:
Units Outstanding	21,162	-	2,169	-	35,197	-	15,737
Unit Value	$ 7.76	$ -	$ 8.27	$ -	$ 7.97	$ -	$ 8.30
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	62,778
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ 6.55
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	26,684
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ 6.54

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

For the year ended December 31, 2008

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 14,724	$ 13,263	$ 108,043	$ 19,159	$ 35,695	$ 6,487	$ 316,324	$ 134,928
Receivable from FILI	0	0	0,	0	0	0	0	0
Total assets	14,724	13,263	108,043	19,159	35,695	6,487	316,324	134,928
Liabilities:
Payable to FILI	0	0	1	0	1	0	2	0
Total net assets	$ 14,724	$ 13,263	$ 108,042	$ 19,159	$ 35,694	$ 6,487	$ 316,322	$ 134,928
Net Assets:
Fidelity Retirement Reserves	$ 13,025	$ 0	$ 86,116	$ 0	$ 30,605	$ 0	$ 265,747	$ 0
Fidelity Income Advantage	1,699	0	21,926	0	5,089	0	50,575	0
Fidelity Personal Retirement	0	13,263	0	19,159	0	6,487	0	134,928
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 14,724	$ 13,263	$ 108,042	$ 19,159	$ 35,694	$ 6,487	$ 316,322	$ 134,928
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,394	-	6,860	-	4,146	-	17,916	-
Unit Value	$ 9.34	$ -	$ 12.55	$ -	$ 7.38	$ -	$ 14.83	$ -
Fidelity Income Advantage:
Units Outstanding	184	-	1,781	-	703	-	3,470	-
Unit Value	$ 9.25	$ -	$ 12.31	$ -	$ 7.24	$ -	$ 14.58	$ -
Fidelity Personal Retirement:
Units Outstanding	-	1,711	-	2,497	-	1,056	-	16,196
Unit Value	$ -	$ 7.75	$ -	$ 7.67	$ -	$ 6.14	$ -	$ 8.33
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

For the year ended December 31, 2008

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies	VIP - Value Strategies Investor Class	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Assets:
Investments at market value	$ 34,366	$ 19,293	$ 28,577	$ 16,955	$ 23,110	$ 11,682	$ 109,664	$ 50,657
Receivable from FILI	0	0	0	0	0	0	0	0
Total assets	34,366	19,293	28,577	16,955	23,110	11,682	109,664	50,657
Liabilities:
Payable to FILI	1	0	0	0	0	0	0	0
Total net assets	$ 34,365	$ 19,293	$ 28,577	$ 16,955	$ 23,110	$ 11,682	$ 109,664	$ 50,657
Net Assets:
Fidelity Retirement Reserves	$ 27,896	$ 0	$ 24,534	$ 0	$ 21,139	$ 0	$ 96,617	$ 0
Fidelity Income Advantage	6,469	0	4,043	0	1,971	0	13,047	0
Fidelity Personal Retirement	0	19,293	0	16,955	0	11,682	0	50,657
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 34,365	$ 19,293	$ 28,577	$ 16,955	$ 23,110	$ 11,682	$ 109,664	$ 50,657
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,625	-	2,418	-	3,487	-	6,674	-
Unit Value	$ 7.70	$ -	$ 10.15	$ -	$ 6.06	$ -	$ 14.48	$ -
Fidelity Income Advantage:
Units Outstanding	850	-	404	-	330	-	915	-
Unit Value	$ 7.61	$ -	$ 10.00	$ -	$ 5.97	$ -	$ 14.26	$ -
Fidelity Personal Retirement:
Units Outstanding	-	3,164	-	1,670	-	1,784	-	6,009
Unit Value	$ -	$ 6.10	$ -	$ 10.16	$ -	$ 6.55	$ -	$ 8.43
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

For the year ended December 31, 2008

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class
Assets:
Investments at market value	$ 34,692	$ 20,299	$ 16,123	$ 10,941	$ 21,960	$ 15,465	$ 2,099	$ 1,200
Receivable from FILI	0	0	0	0	1	0	0	0
Total assets	34,692	20,299	16,123	10,941	21,961	15,465	2,099	1,200
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 34,692	$ 20,299	$ 16,123	$ 10,941	$ 21,961	$ 15,465	$ 2,099	$ 1,200
Net Assets:
Fidelity Retirement Reserves	$ 30,477	$ 0	$ 15,124	$ 0	$ 18,642	$ 0	$ 1,775	$ 0
Fidelity Income Advantage	4,215	0	999	0	3,319	0	324	0
Fidelity Personal Retirement	0	20,299	0	10,941	0	15,465	0	1,200
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 34,692	$ 20,299	$ 16,123	$ 10,941	$ 21,961	$ 15,465	$ 2,099	$ 1,200
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,250	-	2,347	-	1,521	-	239	-
Unit Value	$ 9.38	$ -	$ 6.45	$ -	$ 12.25	$ -	$ 7.43	$ -
Fidelity Income Advantage:
Units Outstanding	456	-	157	-	275	-	44	-
Unit Value	$ 9.24	$ -	$ 6.35	$ -	$ 12.07	$ -	$ 7.32	$ -
Fidelity Personal Retirement:
Units Outstanding	-	2,492	-	2,059	-	1,810	-	177
Unit Value	$ -	$ 8.15	$ -	$ 5.31	$ -	$ 8.54	$ -	$ 6.80
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

For the year ended December 31, 2008

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class	VIP - Aggressive Growth	VIP - Aggressive Growth Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class
Assets:
Investments at market value	$ 29,983	$ 21,022	$ 89,331	$ 214,969	$ 4,084	$ 3,945	$ 7,557	$ 12,865
Receivable from FILI	1	0	0	0	0	0	3	0
Total assets	29,984	21,022	89,331	214,969	4,084	3,945	7,560	12,865
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 29,984	$ 21,022	$ 89,331	$ 214,969	$ 4,084	$ 3,945	$ 7,560	$ 12,865
Net Assets:
Fidelity Retirement Reserves	$ 26,164	$ 0	$ 71,950	$ 0	$ 3,312	$ 0	$ 6,699	$ 0
Fidelity Income Advantage	3,820	0	17,381	0	772	0	861	0
Fidelity Personal Retirement	0	21,022	0	214,969	0	3,945	0	12,865
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 29,984	$ 21,022	$ 89,331	$ 214,969	$ 4,084	$ 3,945	$ 7,560	$ 12,865
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,371	-	6,471	-	478	-	1,014	-
Unit Value	$ 11.03	$ -	$ 11.12	$ -	$ 6.93	$ -	$ 6.61	$ -
Fidelity Income Advantage:
Units Outstanding	350	-	1,578	-	112	-	131	-
Unit Value	$ 10.92	$ -	$ 11.01	$ -	$ 6.88	$ -	$ 6.56	$ -
Fidelity Personal Retirement:
Units Outstanding	-	3,006	-	21,024	-	593	-	2,031
Unit Value	$ -	$ 6.99	$ -	$ 10.22	$ -	$ 6.65	$ -	$ 6.33
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

For the year ended December 31, 2008

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Assets:
Investments at market value	$ 17,904	$ 21,639	$ 7,595	$ 15,419	$ 3,120	$ 3,061	$ 7,221	$ 15,455
Receivable from FILI	0	0	0	0	0	0	0	0
Total assets	17,904	21,639	7,595	15,419	3,120	3,061	7,221	15,455
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 17,904	$ 21,639	$ 7,595	$ 15,419	$ 3,120	$ 3,061	$ 7,221	$ 15,455
Net Assets:
Fidelity Retirement Reserves	$ 14,105	$ 0	$ 6,753	$ 0	$ 2,693	$ 0	$ 7,221	$ 0
Fidelity Income Advantage	3,799	0	842	0	427	0	0	0
Fidelity Personal Retirement	0	21,639	0	15,419	0	3,061	0	15,455
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 17,904	$ 21,639	$ 7,595	$ 15,419	$ 3,120	$ 3,061	$ 7,221	$ 15,455
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,000	-	1,036	-	380	-	711	-
Unit Value	$ 7.05	$ -	$ 6.52	$ -	$ 7.09	$ -	$ 10.16	$ -
Fidelity Income Advantage:
Units Outstanding	542	-	130	-	61	-	-	-
Unit Value	$ 7.00	$ -	$ 6.47	$ -	$ 7.04	$ -	$ -	$ -
Fidelity Personal Retirement:
Units Outstanding	-	3,147	-	2,420	-	437	-	1,515
Unit Value	$ -	$ 6.88	$ -	$ 6.37	$ -	$ 7.00	$ -	$ 10.20
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

For the year ended December 31, 2008

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Assets:
Investments at market value	$ 5,417	$ 5,734	$ 15,426	$ 37,407	$ 21,625	$ 44,069
Receivable from FILI	0	0	0	0	0	0
Total assets	5,417	5,734	15,426	37,407	21,625	44,069
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$ 5,417	$ 5,734	$ 15,426	$ 37,407	$ 21,625	$ 44,069
Net Assets:
Fidelity Retirement Reserves	$ 5,417	$ 0	$ 15,426	$ 0	$ 21,625	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	5,734	0	37,407	0	44,069
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 5,417	$ 5,734	$ 15,426	$ 37,407	$ 21,625	$ 44,069
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	584	-	1,681	-	2,351	-
Unit Value	$ 9.28	$ -	$ 9.18	$ -	$ 9.20	$ -
Fidelity Income Advantage:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Personal Retirement:
Units Outstanding	-	622	-	4,117	-	4,872
Unit Value	$ -	$ 9.21	$ -	$ 9.09	$ -	$ 9.05
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

For the year ended December 31, 2008

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Assets:
Investments at market value	$ 17,457	$ 53,245	$ 8,271	$ 20,188	$ 10,336	$ 22,948
Receivable from FILI	0	1	0	0	0	0
Total assets	17,457	53,246	8,271	20,188	10,336	22,948
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$ 17,457	$ 53,246	$ 8,271	$ 20,188	$ 10,336	$ 22,948
Net Assets:
Fidelity Retirement Reserves	$ 17,457	$ 0	$ 8,271	$ 0	$ 10,336	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	53,246	0	20,188	0	22,948
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 17,457	$ 53,246	$ 8,271	$ 20,188	$ 10,336	$ 22,948
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,003	-	959	-	1,245	-
Unit Value	$ 8.72	$ -	$ 8.63	$ -	$ 8.30	$ -
Fidelity Income Advantage:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Personal Retirement:
Units Outstanding	-	6,231	-	2,399	-	2,846
Unit Value	$ -	$ 8.54	$ -	$ 8.42	$ -	$ 8.06
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

For the year ended December 31, 2008

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Assets:
Investments at market value	$ 5,816	$ 12,412	$ 5,416	$ 7,483	$ 14,603	$ 135,996	$ 293,413
Receivable from FILI	0	0	0	0	0	0	0
Total assets	5,816	12,412	5,416	7,483	14,603	135,996	293,413
Liabilities:
Payable to FILI	0	0	0	0	0	1	0
Total net assets	$ 5,816	$ 12,412	$ 5,416	$ 7,483	$ 14,603	$ 135,995	$ 293,413
Net Assets:
Fidelity Retirement Reserves	$ 0	$ 0	$ 0	$ 6,045	$ 0	$ 24,180	$ 49,573
Fidelity Income Advantage	0	0	0	1,438	0	8,721	34,845
Fidelity Personal Retirement	0	0	0	0	14,603	102,928	208,713
Fidelity Freedom Lifetime Income	5,816	12,412	5,416	0	0	166	282
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 5,816	$ 12,412	$ 5,416	$ 7,483	$ 14,603	$ 135,995	$ 293,413
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	-	-	-	940	-	2,425	5,761
Unit Value	$ -	$ -	$ -	$ 6.43	$ -	$ 9.97	$ 8.61
Fidelity Income Advantage:
Units Outstanding	-	-	-	225	-	879	4,071
Unit Value	$ -	$ -	$ -	$ 6.40	$ -	$ 9.92	$ 8.56
Fidelity Personal Retirement:
Units Outstanding	-	-	-	-	2,242	10,172	23,898
Unit Value	$ -	$ -	$ -	$ -	$ 6.51	$ 10.12	$ 8.73
Fidelity Freedom Lifetime Income:
Units Outstanding	633	1,399	654	-	-	18	36
Unit Value	$ 9.19	$ 8.87	$ 8.28	$ -	$ -	$ 9.15	$ 7.90
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

For the year ended December 31, 2008

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Assets:
Investments at market value	$ 538,687	$ 282,634	$ 104,370	$ 8,945	$ 12,389	$ 9,263	$ 7,106
Receivable from FILI	0	0	1	6	0	0	0
Total assets	538,687	282,634	104,371	8,951	12,389	9,263	7,106
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 538,687	$ 282,634	$ 104,371	$ 8,951	$ 12,389	$ 9,263	$ 7,106
Net Assets:
Fidelity Retirement Reserves	$ 7,739	$ 37,869	$ 20,181	$ 7,762	$ 0	$ 8,677	$ 0
Fidelity Income Advantage	4,938	25,837	9,282	1,189	0	586	0
Fidelity Personal Retirement	22,619	218,928	74,259	0	12,389	0	7,106
Fidelity Freedom Lifetime Income	941	0	649	0	0	0	0
Fidelity Growth and Guaranteed Income	502,450	0	0	0	0	0	0
Total net assets	$ 538,687	$ 282,634	$ 104,371	$ 8,951	$ 12,389	$ 9,263	$ 7,106
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,033	4,937	2,866	897	-	1,449	-
Unit Value	$ 7.49	$ 7.67	$ 7.04	$ 8.65	$ -	$ 5.99	$ -
Fidelity Income Advantage:
Units Outstanding	660	3,387	1,325	138	-	98	-
Unit Value	$ 7.48	$ 7.63	$ 7.00	$ 8.62	$ -	$ 5.97	$ -
Fidelity Personal Retirement:
Units Outstanding	3,008	28,125	10,391	-	1,421	-	1,179
Unit Value	$ 7.52	$ 7.78	$ 7.15	$ -	$ 8.72	$ -	$ 6.03
Fidelity Freedom Lifetime Income:
Units Outstanding	125	-	100	-	-	-	-
Unit Value	$ 7.50	$ -	$ 6.50	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	44,018	-	-	-	-	-	-
Unit Value	$ 7.35	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	24,357	-	-	-	-	-	-
Unit Value	$ 7.34	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

For the year ended December 31, 2008

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Assets:
Investments at market value	$ 757	$ 969	$ 2,687	$ 2,642	$ 120,233	$ 40,811
Receivable from FILI	1	0	1	0	1	0
Total assets	758	969	2,688	2,642	120,234	40,811
Liabilities:
Payable to FILI	0	0	0	0	0	1
Total net assets	$ 758	$ 969	$ 2,688	$ 2,642	$ 120,234	$ 40,810
Net Assets:
Fidelity Retirement Reserves	$ 676	$ 0	$ 2,452	$ 0	$ 78,192	$ 21,720
Fidelity Income Advantage	82	0	236	0	9,269	4,044
Fidelity Personal Retirement	0	969	0	2,642	32,773	15,046
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 758	$ 969	$ 2,688	$ 2,642	$ 120,234	$ 40,810
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	131	-	552	-	5,366	1,151
Unit Value	$ 5.16	$ -	$ 4.44	$ -	$ 14.57	$ 18.87
Fidelity Income Advantage:
Units Outstanding	16	-	53	-	649	219
Unit Value	$ 5.14	$ -	$ 4.43	$ -	$ 14.29	$ 18.51
Fidelity Personal Retirement:
Units Outstanding	-	186	-	594	4,831	1,539
Unit Value	$ -	$ 5.20	$ -	$ 4.45	$ 6.78	$ 9.78
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

For the year ended December 31, 2008

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF - Global Value Equity	UIF - International Magnum	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	CST - Small Cap Core I	CST - International Focus	CST - Global Small Cap Focus
Assets:
Investments at market value	$ 26,134	$ 48,780	$ 21,806	$ 16,901	$ 13,370	$ 16,461	$ 5,390
Receivable from FILI	0	0	0	1	1	1	0
Total assets	26,134	48,780	21,806	16,902	13,371	16,462	5,390
Liabilities:
Payable to FILI	1	3	1	0	0	0	0
Total net assets	$ 26,133	$ 48,777	$ 21,805	$ 16,902	$ 13,371	$ 16,462	$ 5,390
Net Assets:
Fidelity Retirement Reserves	$ 16,319	$ 24,004	$ 18,949	$ 14,478	$ 11,488	$ 12,255	$ 4,627
Fidelity Income Advantage	3,240	5,326	2,856	2,424	1,883	2,266	763
Fidelity Personal Retirement	6,574	19,447	0	0	0	1,941	0
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 26,133	$ 48,777	$ 21,805	$ 16,902	$ 13,371	$ 16,462	$ 5,390
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,426	2,516	1,641	1,082	1,510	1,241	634
Unit Value	$ 11.45	$ 9.54	$ 11.55	$ 13.39	$ 7.61	$ 9.87	$ 7.29
Fidelity Income Advantage:
Units Outstanding	289	569	252	185	252	234	107
Unit Value	$ 11.23	$ 9.36	$ 11.32	$ 13.13	$ 7.46	$ 9.68	$ 7.15
Fidelity Personal Retirement:
Units Outstanding	931	2,810	-	-	-	317	-
Unit Value	$ 7.06	$ 6.92	$ -	$ -	$ -	$ 6.12	$ -
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

For the year ended December 31, 2008

(In thousands, except per unit data)	Subaccounts Investing In:
	Lazard - Retirement Emerging Markets	SAI - Mid Cap Value	SAI - Mid Cap Value Investor Class	SAI - Small Cap Blend	SAI - Small Cap Blend Investor Class
Assets:
Investments at market value	$ 55,352	$ 2,525	$ 2,128	$ 2,986	$ 3,654
Receivable from FILI	1	0	0	0	0
Total assets	55,353	2,525	2,128	2,986	3,654
Liabilities:
Payable to FILI	0	0	0	0	0
Total net assets	$ 55,353	$ 2,525	$ 2,128	$ 2,986	$ 3,654
Net Assets:
Fidelity Retirement Reserves	$ 24,206	$ 1,894	$ 0	$ 2,455	$ 0
Fidelity Income Advantage	1,863	631	0	531	0
Fidelity Personal Retirement	29,284	0	2,128	0	3,654
Fidelity Freedom Lifetime Income	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0
Total net assets	$ 55,353	$ 2,525	$ 2,128	$ 2,986	$ 3,654
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,254	314	-	439	-
Unit Value	$ 7.44	$ 6.02	$ -	$ 5.59	$ -
Fidelity Income Advantage:
Units Outstanding	252	105	-	95	-
Unit Value	$ 7.40	$ 6.00	$ -	$ 5.57	$ -
Fidelity Personal Retirement:
Units Outstanding	3,879	-	351	-	649
Unit Value	$ 7.55	$ -	$ 6.06	$ -	$ 5.63
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class
Income:
Dividends	$ 28,820	$ 40,359	$ 12,279	$ 5,547	$ 15,737	$ 3,354
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	6,982	0	910	0	4,460	0
Administrative and other charges	465	0	61	0	297	0
Total expenses	7,447	0	971	0	4,757	0
Fidelity Income Advantage:
Mortality and expense risk charges	394	0	266	0	716	0
Administrative and other charges	131	0	88	0	239	0
Total expenses	525	0	354	0	955	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2,665	0	140	0	288
Administrative and other charges	0	666	0	35	0	72
Total expenses	0	3,331	0	175	0	360
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	3	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	3	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	484	0	0	0	0
Administrative and other charges	0	135	0	0	0	0
Total expenses	0	619	0	0	0	0
Total expenses	7,972	3,953	1,325	175	5,712	360
Net investment income (loss)	20,848	36,406	10,954	5,372	10,025	2,994
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	(9,181)	(1,222)	(32,592)	(5,574)
Realized gain distributions	0	0	0	0	759	152
Net realized gain (loss) on investments	0	0	(9,181)	(1,222)	(31,833)	(5,422)
Unrealized appreciation (depreciation)	0	0	(42,362)	(20,693)	(336,847)	(72,934)
Net increase (decrease) in net assets from operations	$ 20,848	$ 36,406	$ (40,589)	$ (16,543)	$ (358,655)	$ (75,362)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class
Income:
Dividends	$ 4,351	$ 742	$ 3,716	$ 2,233	$ 3,333	$ 17,896	$ 7,649
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3,811	0	1,063	683	0	2,415	0
Administrative and other charges	254	0	71	45	0	161	0
Total expenses	4,065	0	1,134	728	0	2,576	0
Fidelity Income Advantage:
Mortality and expense risk charges	428	0	94	98	0	716	0
Administrative and other charges	142	0	31	33	0	238	0
Total expenses	570	0	125	131	0	954	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	214	0	0	285	0	406
Administrative and other charges	0	53	0	0	71	0	102
Total expenses	0	267	0	0	356	0	508
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	4,635	267	1,259	859	356	3,530	508
Net investment income (loss)	(284)	475	2,457	1,374	2,977	14,366	7,141
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(21,361)	432	(5,304)	(296)	(5,087)	(4,491)	16
Realized gain distributions	0	0	19,505	13,770	17,326	348	149
Net realized gain (loss) on investments	(21,361)	432	14,201	13,474	12,239	(4,143)	165
Unrealized appreciation (depreciation)	(310,573)	(63,972)	(100,660)	(70,959)	(92,890)	(27,647)	(15,290)
Net increase (decrease) in net assets from operations	$ (332,218)	$ (63,065)	$ (84,002)	$ (56,111)	$ (77,674)	$ (17,424)	$ (7,984)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager	VIP - Asset Manager Investor Class	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class
Income:
Dividends	$ 9,325	$ 1,589	$ 15,705	$ 2,190	$ 478	$ 11,365	$ 3,725
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2,371	0	3,374	753	0	8,235	0
Administrative and other charges	158	0	225	50	0	549	0
Total expenses	2,529	0	3,599	803	0	8,784	0
Fidelity Income Advantage:
Mortality and expense risk charges	486	0	531	174	0	1,000	0
Administrative and other charges	162	0	177	58	0	334	0
Total expenses	648	0	708	232	0	1,334	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	114	394	0	42	0	799
Administrative and other charges	0	28	99	0	11	0	200
Total expenses	0	142	493	0	53	0	999
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	3,177	142	4,800	1,035	53	10,118	999
Net investment income (loss)	6,148	1,447	10,905	1,155	425	1,247	2,726
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(8,806)	(2,636)	5,470	(4,439)	(220)	(3,045)	(5,891)
Realized gain distributions	39,589	4,180	7,814	92	11	36,840	10,984
Net realized gain (loss) on investments	30,783	1,544	13,284	(4,347)	(209)	33,795	5,093
Unrealized appreciation (depreciation)	(158,990)	(24,795)	(342,199)	(48,295)	(10,929)	(682,096)	(220,416)
Net increase (decrease) in net assets from operations	$ (122,059)	$ (21,804)	$ (318,010)	$ (51,487)	$ (10,713)	$ (647,054)	$ (212,597)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	VIP - Balanced	VIP - Balanced Investor Class	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class
Income:
Dividends	$ 2,660	$ 16,128	$ 149	$ 115	$ 1,934	$ 292
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	914	0	162	0	1,015	0
Administrative and other charges	61	0	11	0	68	0
Total expenses	975	0	173	0	1,083	0
Fidelity Income Advantage:
Mortality and expense risk charges	335	0	22	0	255	0
Administrative and other charges	112	0	8	0	85	0
Total expenses	447	0	30	0	340	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	364	0	43	0	54
Administrative and other charges	0	91	0	11	0	13
Total expenses	0	455	0	54	0	67
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	4,322	0	0	0	0
Administrative and other charges	0	1,208	0	0	0	0
Total expenses	0	5,530	0	0	0	0
Total expenses	1,422	5,985	203	54	1,423	67
Net investment income (loss)	1,238	10,143	(54)	61	511	225
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(4,255)	(6,507)	(1,883)	(1,259)	(4,679)	(768)
Realized gain distributions	6,205	15,196	192	156	18,015	2,700
Net realized gain (loss) on investments	1,950	8,689	(1,691)	(1,103)	13,336	1,932
Unrealized appreciation (depreciation)	(69,010)	(317,305)	(10,699)	(9,510)	(99,497)	(15,748)
Net increase (decrease) in net assets from operations	$ (65,822)	$ (298,473)	$ (12,444)	$ (10,552)	$ (85,650)	$ (13,591)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class	VIP - Value Strategies	VIP - Value Strategies Investor Class
Income:
Dividends	$ 264	$ 31	$ 2,196	$ 736	$ 462	$ 229
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	453	0	3,154	0	415	0
Administrative and other charges	30	0	210	0	28	0
Total expenses	483	0	3,364	0	443	0
Fidelity Income Advantage:
Mortality and expense risk charges	77	0	617	0	98	0
Administrative and other charges	25	0	205	0	33	0
Total expenses	102	0	822	0	131	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	27	0	390	0	77
Administrative and other charges	0	7	0	97	0	19
Total expenses	0	34	0	487	0	96
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	585	34	4,186	487	574	96
Net investment income (loss)	(321)	(3)	(1,990)	249	(112)	133
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(5,725)	(1,262)	22,702	(3,455)	(7,394)	(3,480)
Realized gain distributions	0	0	88,239	31,191	16,218	8,981
Net realized gain (loss) on investments	(5,725)	(1,262)	110,941	27,736	8,824	5,501
Unrealized appreciation (depreciation)	(45,907)	(9,240)	(344,986)	(121,659)	(51,968)	(29,449)
Net increase (decrease) in net assets from operations	$ (51,953)	$ (10,505)	$ (236,035)	$ (93,674)	$ (43,256)	$ (23,815)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Income:
Dividends	$ 894	$ 504	$ 57	$ 15	$ 239	$ 17
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	317	0	282	0	1,697	0
Administrative and other charges	21	0	19	0	113	0
Total expenses	338	0	301	0	1,810	0
Fidelity Income Advantage:
Mortality and expense risk charges	47	0	26	0	237	0
Administrative and other charges	16	0	9	0	79	0
Total expenses	63	0	35	0	316	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	52	0	45	0	220
Administrative and other charges	0	13	0	11	0	55
Total expenses	0	65	0	56	0	275
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	401	65	336	56	2,126	275
Net investment income (loss)	493	439	(279)	(41)	(1,887)	(258)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(2,220)	(1,341)	(1,834)	(3,100)	8,933	(450)
Realized gain distributions	156	78	7,680	3,651	8,200	3,419
Net realized gain (loss) on investments	(2,064)	(1,263)	5,846	551	17,133	2,969
Unrealized appreciation (depreciation)	(18,667)	(10,236)	(34,047)	(16,674)	(176,202)	(75,833)
Net increase (decrease) in net assets from operations	$ (20,238)	$ (11,060)	$ (28,480)	$ (16,164)	$ (160,956)	$ (73,122)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class
Income:
Dividends	$ 157	$ 69	$ 443	$ 293	$ 357	$ 233
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	278	0	140	0	218	0
Administrative and other charges	19	0	9	0	15	0
Total expenses	297	0	149	0	233	0
Fidelity Income Advantage:
Mortality and expense risk charges	32	0	10	0	39	0
Administrative and other charges	11	0	4	0	13	0
Total expenses	43	0	14	0	52	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	45	0	23	0	46
Administrative and other charges	0	11	0	6	0	11
Total expenses	0	56	0	29	0	57
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	340	56	163	29	285	57
Net investment income (loss)	(183)	13	280	264	72	176
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(727)	(352)	(1,019)	(48)	(2,030)	(1,605)
Realized gain distributions	5,171	2,620	1,528	708	705	419
Net realized gain (loss) on investments	4,444	2,268	509	660	(1,325)	(1,186)
Unrealized appreciation (depreciation)	(21,599)	(11,742)	(15,258)	(9,527)	(15,647)	(10,932)
Net increase (decrease) in net assets from operations	$ (17,338)	$ (9,461)	$ (14,469)	$ (8,603)	$ (16,900)	$ (11,942)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class
Income:
Dividends	$ 16	$ 7	$ 1,278	$ 851	$ 5,146	$ 12,347
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	18	0	324	0	642	0
Administrative and other charges	1	0	22	0	43	0
Total expenses	19	0	346	0	685	0
Fidelity Income Advantage:
Mortality and expense risk charges	2	0	47	0	144	0
Administrative and other charges	1	0	16	0	48	0
Total expenses	3	0	63	0	192	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	3	0	61	0	476
Administrative and other charges	0	1	0	15	0	119
Total expenses	0	4	0	76	0	595
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	22	4	409	76	877	595
Net investment income (loss)	(6)	3	869	775	4,269	11,752
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(221)	(187)	(2,347)	(1,310)	(845)	(2,106)
Realized gain distributions	22	16	567	378	561	1,147
Net realized gain (loss) on investments	(199)	(171)	(1,780)	(932)	(284)	(959)
Unrealized appreciation (depreciation)	(1,015)	(606)	(21,746)	(15,205)	(15,888)	(38,821)
Net increase (decrease) in net assets from operations	$ (1,220)	$ (774)	$ (22,657)	$ (15,362)	$ (11,903)	$ (28,028)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	VIP - Aggressive Growth	VIP - Aggressive Growth Investor Class	VIP - Capital Appreciation, Class R	VIP - Capital Appreciation, Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class
Income:
Dividends	$ 0	$ 1	$ 0	$ 1	$ 436	$ 504
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	44	0	105	0	145	0
Administrative and other charges	3	0	7	0	10	0
Total expenses	47	0	112	0	155	0
Fidelity Income Advantage:
Mortality and expense risk charges	11	0	17	0	38	0
Administrative and other charges	4	0	6	0	12	0
Total expenses	15	0	23	0	50	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	13	0	48	0	61
Administrative and other charges	0	3	0	12	0	15
Total expenses	0	16	0	60	0	76
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	62	16	135	60	205	76
Net investment income (loss)	(62)	(15)	(135)	(59)	231	428
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,121)	(587)	(3,326)	(1,923)	(464)	(699)
Realized gain distributions	18	12	121	157	32	50
Net realized gain (loss) on investments	(1,103)	(575)	(3,205)	(1,766)	(432)	(649)
Unrealized appreciation (depreciation)	(3,727)	(3,556)	(6,977)	(13,298)	(14,072)	(17,495)
Net increase (decrease) in net assets from operations	$ (4,892)	$ (4,146)	$ (10,317)	$ (15,123)	$ (14,273)	$ (17,716)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Income:
Dividends	$ 112	$ 212	$ 8	$ 8	$ 275	$ 604
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	83	0	43	0	59	0
Administrative and other charges	5	0	3	0	4	0
Total expenses	88	0	46	0	63	0
Fidelity Income Advantage:
Mortality and expense risk charges	10	0	6	0	0	0
Administrative and other charges	3	0	2	0	0	0
Total expenses	13	0	8	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	52	0	14	0	38
Administrative and other charges	0	13	0	3	0	9
Total expenses	0	65	0	17	0	47
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	101	65	54	17	63	47
Net investment income (loss)	11	147	(46)	(9)	212	557
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(704)	(1,296)	(396)	(752)	(82)	(143)
Realized gain distributions	454	942	0	0	126	322
Net realized gain (loss) on investments	(250)	(354)	(396)	(752)	44	179
Unrealized appreciation (depreciation)	(6,712)	(13,891)	(2,902)	(2,767)	(1,215)	(2,866)
Net increase (decrease) in net assets from operations	$ (6,951)	$ (14,098)	$ (3,344)	$ (3,528)	$ (959)	$ (2,130)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Income:
Dividends	$ 212	$ 205	$ 545	$ 1,469	$ 743	$ 1,598
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	46	0	152	0	196	0
Administrative and other charges	3	0	10	0	13	0
Total expenses	49	0	162	0	209	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	14	0	99	0	106
Administrative and other charges	0	3	0	25	0	26
Total expenses	0	17	0	124	0	132
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	49	17	162	124	209	132
Net investment income (loss)	163	188	383	1,345	534	1,466
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(5)	3	(55)	(1,271)	86	(214)
Realized gain distributions	227	405	821	2,884	1,222	3,713
Net realized gain (loss) on investments	222	408	766	1,613	1,308	3,499
Unrealized appreciation (depreciation)	(2,095)	(2,409)	(6,861)	(17,343)	(10,013)	(21,710)
Net increase (decrease) in net assets from operations	$ (1,710)	$ (1,813)	$ (5,712)	$ (14,385)	$ (8,171)	$ (16,745)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Income:
Dividends	$ 585	$ 1,847	$ 287	$ 687	$ 323	$ 864
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	170	0	80	0	111	0
Administrative and other charges	11	0	5	0	7	0
Total expenses	181	0	85	0	118	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	134	0	47	0	58
Administrative and other charges	0	33	0	12	0	15
Total expenses	0	167	0	59	0	73
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	181	167	85	59	118	73
Net investment income (loss)	404	1,680	202	628	205	791
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	163	(290)	(24)	278	(114)	(88)
Realized gain distributions	1,192	5,566	664	1,993	1,048	2,660
Net realized gain (loss) on investments	1,355	5,276	640	2,271	934	2,572
Unrealized appreciation (depreciation)	(10,313)	(33,065)	(5,131)	(12,811)	(7,926)	(16,916)
Net increase (decrease) in net assets from operations	$ (8,554)	$ (26,109)	$ (4,289)	$ (9,912)	$ (6,787)	$ (13,553)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Income:
Dividends	$ 253	$ 517	$ 198	$ 81	$ 142	$ 4,281	$ 8,798
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	48	0	164	394
Administrative and other charges	0	0	0	3	0	11	26
Total expenses	0	0	0	51	0	175	420
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	8	0	34	226
Administrative and other charges	0	0	0	3	0	11	75
Total expenses	0	0	0	11	0	45	301
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	37	201	491
Administrative and other charges	0	0	0	0	9	50	123
Total expenses	0	0	0	0	46	251	614
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	37	88	39	0	0	0	0
Administrative and other charges	7	18	8	0	0	0	0
Total expenses	44	106	47	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	44	106	47	62	46	471	1,335
Net investment income (loss)	209	411	151	19	96	3,810	7,463
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(58)	(450)	(36)	(417)	(839)	(454)	(3,420)
Realized gain distributions	354	1,024	601	0	0	387	3,987
Net realized gain (loss) on investments	296	574	565	(417)	(839)	(67)	567
Unrealized appreciation (depreciation)	(2,373)	(6,769)	(3,899)	(3,185)	(7,450)	(15,412)	(93,125)
Net increase (decrease) in net assets from operations	$ (1,868)	$ (5,784)	$ (3,183)	$ (3,583)	$ (8,193)	$ (11,669)	$ (85,095)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Income:
Dividends	$ 9,249	$ 7,355	$ 2,031	$ 112	$ 151	$ 121	$ 81
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	19	383	193	45	0	99	0
Administrative and other charges	1	26	13	3	0	5	0
Total expenses	20	409	206	48	0	104	0
Fidelity Income Advantage:
Mortality and expense risk charges	38	243	96	6	0	13	0
Administrative and other charges	13	81	32	0	0	1	0
Total expenses	51	324	128	6	0	14	0
Fidelity Personal Retirement:
Mortality and expense risk charges	20	558	196	0	15	0	23
Administrative and other charges	5	139	49	0	4	0	6
Total expenses	25	697	245	0	19	0	29
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	2	0	1	0	0	0	0
Administrative and other charges	1	0	0	0	0	0	0
Total expenses	3	0	1	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	2,921	0	0	0	0	0	0
Administrative and other charges	809	0	0	0	0	0	0
Total expenses	3,730	0	0	0	0	0	0
Total expenses	3,829	1,430	580	54	19	118	29
Net investment income (loss)	5,420	5,925	1,451	58	132	3	52
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(2,910)	(5,326)	(1,300)	32	36	(2,053)	(1,191)
Realized gain distributions	1,413	9,132	4,428	0	0	52	44
Net realized gain (loss) on investments	(1,497)	3,806	3,128	32	36	(2,001)	(1,147)
Unrealized appreciation (depreciation)	(124,424)	(147,405)	(68,671)	(1,656)	(1,932)	(8,990)	(7,235)
Net increase (decrease) in net assets from operations	$ (120,501)	$ (137,674)	$ (64,092)	$ (1,566)	$ (1,764)	$ (10,988)	$ (8,330)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets (a)	VIP - Emerging Markets Investor Class (a)	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Income:
Dividends	$ 17	$ 20	$ 40	$ 40	$ 0	$ 4,039
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	6	0	14	0	1,393	224
Administrative and other charges	0	0	1	0	93	15
Total expenses	6	0	15	0	1,486	239
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	2	0	174	35
Administrative and other charges	0	0	0	0	58	12
Total expenses	1	0	2	0	232	47
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	4	161	40
Administrative and other charges	0	1	0	1	41	10
Total expenses	0	3	0	5	202	50
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	7	3	17	5	1,920	336
Net investment income (loss)	10	17	23	35	(1,920)	3,703
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(208)	(165)	(162)	(141)	(378)	(2,605)
Realized gain distributions	0	0	0	0	86,971	2,331
Net realized gain (loss) on investments	(208)	(165)	(162)	(141)	86,593	(274)
Unrealized appreciation (depreciation)	(324)	(602)	(2,608)	(2,651)	(298,259)	(12,785)
Net increase (decrease) in net assets from operations	$ (522)	$ (750)	$ (2,747)	$ (2,757)	$ (213,586)	$ (9,356)

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	UIF - Global Value Equity	UIF - International Magnum	OMIF - Growth II	OMIF - Small Cap	OMIF - Select Value	OMIF - Columbus Circle Technology & Communications
Income:
Dividends	$ 1,098	$ 2,887	$ 0	$ 601	$ 610	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	198	335	84	367	135	284
Administrative and other charges	13	22	6	25	9	19
Total expenses	211	357	90	392	144	303
Fidelity Income Advantage:
Mortality and expense risk charges	39	72	8	86	43	12
Administrative and other charges	13	24	3	29	14	4
Total expenses	52	96	11	115	57	16
Fidelity Personal Retirement:
Mortality and expense risk charges	22	68	0	0	0	0
Administrative and other charges	5	17	0	0	0	0
Total expenses	27	85	0	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	290	538	101	507	201	319
Net investment income (loss)	808	2,349	(101)	94	409	(319)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(315)	(2,959)	(25,699)	(9,403)	(6,072)	(867,883)
Realized gain distributions	12,419	11,278	0	10,597	0	0
Net realized gain (loss) on investments	12,104	8,319	(25,699)	1,194	(6,072)	(867,883)
Unrealized appreciation (depreciation)	(33,969)	(59,292)	20,217	(10,534)	(466)	854,583
Net increase (decrease) in net assets from operations	$ (21,057)	$ (48,624)	$ (5,583)	$ (9,246)	$ (6,129)	$ (13,619)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	OMIF - Large Cap Growth	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	CST - Small Cap Core I	CST - International Focus	CST - Global Small Cap Focus
Income:
Dividends	$ 1	$ 0	$ 535	$ 16	$ 443	$ 171
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	287	244	180	133	151	66
Administrative and other charges	19	16	12	9	10	4
Total expenses	306	260	192	142	161	70
Fidelity Income Advantage:
Mortality and expense risk charges	22	36	32	22	25	11
Administrative and other charges	7	12	10	7	8	3
Total expenses	29	48	42	29	33	14
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	2	0
Administrative and other charges	0	0	0	0	1	0
Total expenses	0	0	0	0	3	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	335	308	234	171	197	84
Net investment income (loss)	(334)	(308)	301	(155)	246	87
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(129,437)	(5,926)	(1,312)	(7,141)	(1,575)	(2,838)
Realized gain distributions	0	0	6,303	0	0	0
Net realized gain (loss) on investments	(129,437)	(5,926)	4,991	(7,141)	(1,575)	(2,838)
Unrealized appreciation (depreciation)	111,591	(13,681)	(18,143)	(919)	(11,252)	(3,048)
Net increase (decrease) in net assets from operations	$ (18,180)	$ (19,915)	$ (12,851)	$ (8,215)	$ (12,581)	$ (5,799)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	Lazard - Retirement Emerging Markets	SAI - Mid Cap Value	SAI - Mid Cap Value Investor Class	SAI - Small Cap Blend	SAI - Small Cap Blend Investor Class
Income:
Dividends	$ 2,283	$ 30	$ 23	$ 12	$ 6
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	383	7	0	10	0
Administrative and other charges	26	0	0	1	0
Total expenses	409	7	0	11	0
Fidelity Income Advantage:
Mortality and expense risk charges	35	1	0	1	0
Administrative and other charges	12	0	0	0	0
Total expenses	47	1	0	1	0
Fidelity Personal Retirement:
Mortality and expense risk charges	111	0	4	0	7
Administrative and other charges	28	0	1	0	2
Total expenses	139	0	5	0	9
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	595	8	5	12	9
Net investment income (loss)	1,688	22	18	0	(3)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(9,412)	(15)	(37)	(7)	(20)
Realized gain distributions	7,009	0	0	0	0
Net realized gain (loss) on investments	(2,403)	(15)	(37)	(7)	(20)
Unrealized appreciation (depreciation)	(66,250)	(240)	(720)	(903)	(1,993)
Net increase (decrease) in net assets from operations	$ (66,965)	$ (233)	$ (739)	$ (910)	$ (2,016)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2008 and 2007

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class		VIP - High Income		VIP - High Income Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 20,848	$ 35,492	$ 36,406	$ 39,876	$ 10,954	$ 13,869	$ 5,372	$ 6,201
Net realized gain (loss) on investments	0	0	0	0	(9,181)	(788)	(1,222)	1,143
Unrealized appreciation (depreciation)	0	0	0	0	(42,362)	(8,491)	(20,693)	(5,577)
Net increase (decrease) in net assets from operations	20,848	35,492	36,406	39,876	(40,589)	4,590	(16,543)	1,767
Contract Transactions:
Payments received from contract owners	22,459	37,056	1,834,467	1,384,015	504	1,496	4,603	8,432
Transfers between sub-accounts and the fixed account, net	626,933	162,548	(1,163,764)	(699,706)	(23,044)	(33,655)	7,907	8,424
Contract benefits	(40,364)	(10,755)	(9,231)	(3,605)	(4,626)	(5,461)	(118)	(141)
Contract terminations	(252,769)	(188,371)	(332,482)	(93,498)	(8,273)	(15,006)	(2,869)	(2,006)
Contract maintenance charges	(199)	(144)	0	0	(24)	(31)	0	0
Other transfers (to) from FILI, net	18	591	(40)	(38)	(82)	(75)	0	0
Net increase (decrease) in net assets from contract transactions	356,078	925	328,950	587,168	(35,545)	(52,732)	9,523	14,709
Total increase (decrease) in net assets	376,926	36,417	365,356	627,044	(76,134)	(48,142)	(7,020)	16,476
Net Assets:
Beginning of period	852,298	815,881	1,147,660	520,616	186,401	234,543	76,967	60,491
End of period	$ 1,229,224	$ 852,298	$ 1,513,016	$ 1,147,660	$ 110,267	$ 186,401	$ 69,947	$ 76,967
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class		VIP - Growth		VIP - Growth Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 10,025	$ 8,830	$ 2,994	$ 2,882	$ (284)	$ 202	$ 475	$ 312
Net realized gain (loss) on investments	(31,833)	124,357	(5,422)	18,347	(21,361)	(11,587)	432	937
Unrealized appreciation (depreciation)	(336,847)	(116,735)	(72,934)	(20,762)	(310,573)	173,994	(63,972)	17,800
Net increase (decrease) in net assets from operations	(358,655)	16,452	(75,362)	467	(332,218)	162,609	(63,065)	19,049
Contract Transactions:
Payments received from contract owners	2,538	6,030	4,135	15,771	2,622	3,253	3,437	4,115
Transfers between sub-accounts and the fixed account, net	(112,726)	(164,530)	(17,045)	34,450	(54,701)	(72,715)	(2,421)	53,981
Contract benefits	(14,326)	(22,570)	(255)	(438)	(8,134)	(11,390)	(139)	(102)
Contract terminations	(35,043)	(60,876)	(5,385)	(4,129)	(24,849)	(41,424)	(2,495)	(1,885)
Contract maintenance charges	(131)	(189)	0	0	(135)	(153)	0	0
Other transfers (to) from FILI, net	182	2	11	9	77	167	4	(3)
Net increase (decrease) in net assets from contract transactions	(159,506)	(242,133)	(18,539)	45,663	(85,120)	(122,262)	(1,614)	56,106
Total increase (decrease) in net assets	(518,161)	(225,681)	(93,901)	46,130	(417,338)	40,347	(64,679)	75,155
Net Assets:
Beginning of period	943,119	1,168,800	186,353	140,223	756,185	715,838	130,363	55,208
End of period	$ 424,958	$ 943,119	$ 92,452	$ 186,353	$ 338,847	$ 756,185	$ 65,684	$ 130,363

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2008 and 2007

(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 2,457	$ 5,287	$ 1,374	$ 3,465	$ 2,977	$ 4,153
Net realized gain (loss) on investments	14,201	20,200	13,474	15,762	12,239	8,109
Unrealized appreciation (depreciation)	(100,660)	7,546	(70,959)	26	(92,890)	7,007
Net increase (decrease) in net assets from operations	(84,002)	33,033	(56,111)	19,253	(77,674)	19,269
Contract Transactions:
Payments received from contract owners	0	0	1,350	2,213	6,081	16,551
Transfers between sub-accounts and the fixed account, net	(18,956)	(34,608)	(30,056)	13,269	(12,247)	52,274
Contract benefits	(1,629)	(2,328)	(1,683)	(2,078)	(132)	(85)
Contract terminations	(6,236)	(10,084)	(4,421)	(6,832)	(4,551)	(2,343)
Contract maintenance charges	(30)	(39)	(35)	(41)	(17)	(26)
Other transfers (to) from FILI, net	32	(4)	2	41	16	4
Net increase (decrease) in net assets from contract transactions	(26,819)	(47,063)	(34,843)	6,572	(10,850)	66,375
Total increase (decrease) in net assets	(110,821)	(14,030)	(90,954)	25,825	(88,524)	85,644
Net Assets:
Beginning of period	206,041	220,071	147,801	121,976	176,714	91,070
End of period	$ 95,220	$ 206,041	$ 56,847	$ 147,801	$ 88,190	$ 176,714
(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bond		VIP - Investment Grade Bond Investor Class		VIP - Asset Manager		VIP - Asset Manager Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 14,366	$ 16,484	$ 7,141	$ 4,158	$ 6,148	$ 23,138	$ 1,447	$ 1,920
Net realized gain (loss) on investments	(4,143)	(2,217)	165	403	30,783	15,144	1,544	1,046
Unrealized appreciation (depreciation)	(27,647)	1,191	(15,290)	1,204	(158,990)	21,239	(24,795)	1,558
Net increase (decrease) in net assets from operations	(17,424)	15,458	(7,984)	5,765	(122,059)	59,521	(21,804)	4,524
Contract Transactions:
Payments received from contract owners	1,938	3,138	14,284	20,090	1,256	2,240	11,089	2,929
Transfers between sub-accounts and the fixed account, net	(10,805)	(41,959)	44,044	44,705	(21,002)	(28,882)	17,096	11,085
Contract benefits	(12,010)	(12,665)	(326)	(330)	(9,646)	(12,230)	0	0
Contract terminations	(29,134)	(28,841)	(8,467)	(3,857)	(20,430)	(27,387)	(1,371)	(1,851)
Contract maintenance charges	(68)	(66)	0	0	(74)	(79)	0	0
Other transfers (to) from FILI, net	(613)	95	1	(1)	(183)	(102)	(230)	2
Net increase (decrease) in net assets from contract transactions	(50,692)	(80,298)	49,536	60,607	(50,079)	(66,440)	26,584	12,165
Total increase (decrease) in net assets	(68,116)	(64,840)	41,552	66,372	(172,138)	(6,919)	4,780	16,689
Net Assets:
Beginning of period	436,813	501,653	173,527	107,155	440,524	447,443	42,052	25,363
End of period	$ 368,697	$ 436,813	$ 215,079	$ 173,527	$ 268,386	$ 440,524	$ 46,832	$ 42,052

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2008 and 2007

(In thousands)	Subaccounts Investing In:
	VIP - Index 500		VIP - Asset Manager: Growth		VIP - Asset Manager: Growth Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 10,905	$ 26,164	$ 1,155	$ 4,875	$ 425	$ 399
Net realized gain (loss) on investments	13,284	36,590	(4,347)	(1,097)	(209)	353
Unrealized appreciation (depreciation)	(342,199)	(19,698)	(48,295)	19,981	(10,929)	930
Net increase (decrease) in net assets from operations	(318,010)	43,056	(51,487)	23,759	(10,713)	1,682
Contract Transactions:
Payments received from contract owners	13,812	28,199	524	927	4,798	2,778
Transfers between sub-accounts and the fixed account, net	(18,482)	(34,545)	(2,998)	(13,594)	9,700	4,009
Contract benefits	(9,430)	(12,908)	(2,936)	(3,165)	0	0
Contract terminations	(28,934)	(42,973)	(5,964)	(8,886)	(415)	(354)
Contract maintenance charges	(105)	(132)	(29)	(30)	0	0
Other transfers (to) from FILI, net	(98)	4	(105)	113	(3)	9
Net increase (decrease) in net assets from contract transactions	(43,237)	(62,355)	(11,508)	(24,635)	14,080	6,442
Total increase (decrease) in net assets	(361,247)	(19,299)	(62,995)	(876)	3,367	8,124
Net Assets:
Beginning of period	884,464	903,763	145,388	146,264	14,563	6,439
End of period	$ 523,217	$ 884,464	$ 82,393	$ 145,388	$ 17,930	$ 14,563
(In thousands)	Subaccounts Investing In:
	VIP - Contrafund		VIP - Contrafund Investor Class		VIP - Balanced		VIP - Balanced Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 1,247	$ 1,061	$ 2,726	$ 2,812	$ 1,238	$ 5,031	$ 10,143	$ 6,399
Net realized gain (loss) on investments	33,795	529,011	5,093	110,741	1,950	12,086	8,689	3,784
Unrealized appreciation (depreciation)	(682,096)	(280,485)	(220,416)	(55,943)	(69,010)	(1,031)	(317,305)	(2,571)
Net increase (decrease) in net assets from operations	(647,054)	249,587	(212,597)	57,610	(65,822)	16,086	(298,473)	7,612
Contract Transactions:
Payments received from contract owners	6,528	8,744	20,927	31,026	2,241	2,765	19,108	44,000
Transfers between sub-accounts and the fixed account, net	(123,306)	(215,528)	20,686	103,301	(13,789)	(4,565)	663,006	237,230
Contract benefits	(19,130)	(24,262)	(347)	(471)	(4,894)	(6,300)	(412)	(356)
Contract terminations	(48,370)	(81,557)	(11,748)	(8,142)	(8,071)	(9,917)	(30,974)	(4,779)
Contract maintenance charges	(266)	(315)	0	0	(29)	(33)	0	0
Other transfers (to) from FILI, net	(49)	83	9	17	13	(96)	99	(36)
Net increase (decrease) in net assets from contract transactions	(184,593)	(312,835)	29,527	125,731	(24,529)	(18,146)	650,827	276,059
Total increase (decrease) in net assets	(831,647)	(63,248)	(183,070)	183,341	(90,351)	(2,060)	352,354	283,671
Net Assets:
Beginning of period	1,614,334	1,677,582	463,608	280,267	201,326	203,386	363,794	80,123
End of period	$ 782,687	$ 1,614,334	$ 280,538	$ 463,608	$ 110,975	$ 201,326	$ 716,148	$ 363,794

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2008 and 2007

(In thousands)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation		VIP - Dynamic Capital Appreciation Investor Class		VIP - Growth & Income		VIP - Growth & Income Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ (54)	$ (261)	$ 61	$ 11	$ 511	$ 2,198	$ 225	$ 330
Net realized gain (loss) on investments	(1,691)	8,946	(1,103)	4,054	13,336	11,846	1,932	939
Unrealized appreciation (depreciation)	(10,699)	(5,213)	(9,510)	(2,626)	(99,497)	9,530	(15,748)	812
Net increase (decrease) in net assets from operations	(12,444)	3,472	(10,552)	1,439	(85,650)	23,574	(13,591)	2,081
Contract Transactions:
Payments received from contract owners	88	223	582	2,512	750	1,087	875	2,321
Transfers between sub-accounts and the fixed account, net	(11,206)	(14,482)	(5,733)	4,969	(4,692)	(26,718)	4,022	9,389
Contract benefits	(492)	(692)	0	(51)	(4,349)	(5,017)	0	0
Contract terminations	(935)	(2,949)	(350)	(255)	(7,105)	(11,853)	(665)	(209)
Contract maintenance charges	(5)	(10)	0	0	(38)	(45)	0	0
Other transfers (to) from FILI, net	0	10	2	(1)	(62)	(3)	0	0
Net increase (decrease) in net assets from contract transactions	(12,550)	(17,900)	(5,499)	7,174	(15,496)	(42,549)	4,232	11,501
Total increase (decrease) in net assets	(24,994)	(14,428)	(16,051)	8,613	(101,146)	(18,975)	(9,359)	13,582
Net Assets:
Beginning of period	39,718	54,146	29,314	20,701	209,188	228,163	28,518	14,936
End of period	$ 14,724	$ 39,718	$ 13,263	$ 29,314	$ 108,042	$ 209,188	$ 19,159	$ 28,518
(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities		VIP - Growth Opportunities Investor Class		VIP - Mid Cap		VIP - Mid Cap Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ (321)	$ (817)	$ (3)	$ (29)	$ (1,990)	$ 468	$ 249	$ 976
Net realized gain (loss) on investments	(5,725)	132	(1,262)	537	110,941	146,421	27,736	15,396
Unrealized appreciation (depreciation)	(45,907)	19,808	(9,240)	1,440	(344,986)	(48,261)	(121,659)	8,752
Net increase (decrease) in net assets from operations	(51,953)	19,123	(10,505)	1,948	(236,035)	98,628	(93,674)	25,124
Contract Transactions:
Payments received from contract owners	519	556	383	839	2,904	3,399	5,805	13,342
Transfers between sub-accounts and the fixed account, net	(8,966)	(7,196)	(2,436)	11,019	(86,842)	(133,019)	(688)	45,756
Contract benefits	(1,190)	(1,774)	(27)	0	(10,337)	(12,542)	(117)	(213)
Contract terminations	(3,870)	(6,300)	(407)	(287)	(18,974)	(33,632)	(4,304)	(4,101)
Contract maintenance charges	(14)	(18)	0	0	(107)	(140)	0	0
Other transfers (to) from FILI, net	21	(12)	0	0	(38)	158	17	12
Net increase (decrease) in net assets from contract transactions	(13,500)	(14,744)	(2,487)	11,571	(113,394)	(175,776)	713	54,796
Total increase (decrease) in net assets	(65,453)	4,379	(12,992)	13,519	(349,429)	(77,148)	(92,961)	79,920
Net Assets:
Beginning of period	101,147	96,768	19,479	5,960	665,751	742,899	227,889	147,969
End of period	$ 35,694	$ 101,147	$ 6,487	$ 19,479	$ 316,322	$ 665,751	$ 134,928	$ 227,889

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2008 and 2007

(In thousands)	Subaccounts Investing In:
	VIP - Value Strategies		VIP - Value Strategies Investor Class		VIP - Utilities		VIP - Utilities Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ (112)	$ 126	$ 133	$ 299	$ 493	$ 621	$ 439	$ 504
Net realized gain (loss) on investments	8,824	13,306	5,501	5,166	(2,064)	11,062	(1,263)	2,609
Unrealized appreciation (depreciation)	(51,968)	(8,658)	(29,449)	(5,412)	(18,667)	(736)	(10,236)	489
Net increase (decrease) in net assets from operations	(43,256)	4,774	(23,815)	53	(20,238)	10,947	(11,060)	3,602
Contract Transactions:
Payments received from contract owners	308	850	875	6,309	165	1,022	783	3,923
Transfers between sub-accounts and the fixed account, net	(23,948)	(1,229)	(11,670)	21,247	(18,941)	(2,304)	(5,000)	10,527
Contract benefits	(1,451)	(2,208)	(52)	(30)	(700)	(1,199)	(16)	0
Contract terminations	(2,862)	(6,332)	(1,949)	(1,346)	(2,458)	(4,037)	(838)	(894)
Contract maintenance charges	(13)	(23)	0	0	(26)	(57)	(7)	(22)
Other transfers (to) from FILI, net	(47)	47	6	3	(18)	40	(1)	1
Net increase (decrease) in net assets from contract transactions	(28,013)	(8,895)	(12,790)	26,183	(21,978)	(6,535)	(5,079)	13,535
Total increase (decrease) in net assets	(71,269)	(4,121)	(36,605)	26,236	(42,216)	4,412	(16,139)	17,137
Net Assets:
Beginning of period	105,634	109,755	55,898	29,662	70,793	66,381	33,094	15,957
End of period	$ 34,365	$ 105,634	$ 19,293	$ 55,898	$ 28,577	$ 70,793	$ 16,955	$ 33,094
(In thousands)	Subaccounts Investing In:
	VIP - Technology		VIP - Technology Investor Class		VIP - Energy		VIP - Energy Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ (279)	$ (451)	$ (41)	$ (54)	$ (1,887)	$ (1,478)	$ (258)	$ 9
Net realized gain (loss) on investments	5,846	5,247	551	1,601	17,133	29,154	2,969	5,640
Unrealized appreciation (depreciation)	(34,047)	936	(16,674)	249	(176,202)	68,011	(75,833)	21,601
Net increase (decrease) in net assets from operations	(28,480)	5,732	(16,164)	1,796	(160,956)	95,687	(73,122)	27,250
Contract Transactions:
Payments received from contract owners	222	478	988	1,636	1,583	1,653	4,505	5,725
Transfers between sub-accounts and the fixed account, net	(11,407)	3,624	(3,907)	13,485	(36,069)	(13,891)	3,617	38,283
Contract benefits	(592)	(759)	0	(6)	(4,046)	(3,507)	(70)	(46)
Contract terminations	(1,417)	(2,408)	(711)	(585)	(11,775)	(11,117)	(2,229)	(1,738)
Contract maintenance charges	(34)	(42)	(14)	(15)	(193)	(125)	(95)	(30)
Other transfers (to) from FILI, net	(8)	21	10	8	(42)	139	7	9
Net increase (decrease) in net assets from contract transactions	(13,236)	914	(3,634)	14,523	(50,542)	(26,848)	5,735	42,203
Total increase (decrease) in net assets	(41,716)	6,646	(19,798)	16,319	(211,498)	68,839	(67,387)	69,453
Net Assets:
Beginning of period	64,826	58,180	31,480	15,161	321,162	252,323	118,044	48,591
End of period	$ 23,110	$ 64,826	$ 11,682	$ 31,480	$ 109,664	$ 321,162	$ 50,657	$ 118,044

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2008 and 2007

(In thousands)	Subaccounts Investing In:
	VIP - Health Care		VIP - Health Care Investor Class		VIP - Financial Services		VIP - Financial Services Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ (183)	$ (158)	$ 13	$ 20	$ 280	$ 534	$ 264	$ 256
Net realized gain (loss) on investments	4,444	7,265	2,268	1,272	509	5,703	660	993
Unrealized appreciation (depreciation)	(21,599)	(2,269)	(11,742)	402	(15,258)	(9,245)	(9,527)	(2,613)
Net increase (decrease) in net assets from operations	(17,338)	4,838	(9,461)	1,694	(14,469)	(3,008)	(8,603)	(1,364)
Contract Transactions:
Payments received from contract owners	180	654	981	1,633	292	387	794	992
Transfers between sub-accounts and the fixed account, net	5,594	(15,404)	6,823	4,573	9,731	(14,266)	9,737	(1,937)
Contract benefits	(713)	(849)	(5)	(16)	(185)	(361)	0	(3)
Contract terminations	(1,849)	(2,477)	(631)	(303)	(544)	(1,830)	(503)	(113)
Contract maintenance charges	(34)	(24)	(8)	(5)	(38)	(21)	(23)	(5)
Other transfers (to) from FILI, net	(8)	23	5	1	(5)	4	15	0
Net increase (decrease) in net assets from contract transactions	3,170	(18,077)	7,165	5,883	9,251	(16,087)	10,020	(1,066)
Total increase (decrease) in net assets	(14,168)	(13,239)	(2,296)	7,577	(5,218)	(19,095)	1,417	(2,430)
Net Assets:
Beginning of period	48,860	62,099	22,595	15,018	21,341	40,436	9,524	11,954
End of period	$ 34,692	$ 48,860	$ 20,299	$ 22,595	$ 16,123	$ 21,341	$ 10,941	$ 9,524
(In thousands)	Subaccounts Investing In:
	VIP - Industrials		VIP - Industrials Investor Class		VIP - Consumer Discretionary		VIP - Consumer Discretionary Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 72	$ (109)	$ 176	$ 71	$ (6)	$ (39)	$ 3	$ (3)
Net realized gain (loss) on investments	(1,325)	6,017	(1,186)	2,882	(199)	1,100	(171)	409
Unrealized appreciation (depreciation)	(15,647)	77	(10,932)	(803)	(1,015)	(1,183)	(606)	(597)
Net increase (decrease) in net assets from operations	(16,900)	5,985	(11,942)	2,150	(1,220)	(122)	(774)	(191)
Contract Transactions:
Payments received from contract owners	250	355	985	1,512	24	106	19	457
Transfers between sub-accounts and the fixed account, net	8	(5,100)	3,515	8,280	376	(5,485)	1	(2,248)
Contract benefits	(539)	(632)	(21)	(10)	(31)	(84)	0	(8)
Contract terminations	(1,362)	(1,580)	(573)	(227)	(167)	(477)	(97)	(28)
Contract maintenance charges	(18)	(20)	(16)	(6)	(3)	(11)	(3)	(4)
Other transfers (to) from FILI, net	(23)	11	3	4	2	2	4	(1)
Net increase (decrease) in net assets from contract transactions	(1,684)	(6,966)	3,893	9,553	201	(5,949)	(76)	(1,832)
Total increase (decrease) in net assets	(18,584)	(981)	(8,049)	11,703	(1,019)	(6,071)	(850)	(2,023)
Net Assets:
Beginning of period	40,545	41,526	23,514	11,811	3,118	9,189	2,050	4,073
End of period	$ 21,961	$ 40,545	$ 15,465	$ 23,514	$ 2,099	$ 3,118	$ 1,200	$ 2,050

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2008 and 2007

(In thousands)	Subaccounts Investing In:
	VIP - Real Estate		VIP - Real Estate Investor Class		VIP - Strategic Income		VIP - Strategic Income Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 869	$ 93	$ 775	$ 430	$ 4,269	$ 3,967	$ 11,752	$ 9,132
Net realized gain (loss) on investments	(1,780)	38,670	(932)	8,474	(284)	2,526	(959)	2,654
Unrealized appreciation (depreciation)	(21,746)	(57,767)	(15,205)	(17,341)	(15,888)	(1,593)	(38,821)	(3,526)
Net increase (decrease) in net assets from operations	(22,657)	(19,004)	(15,362)	(8,437)	(11,903)	4,900	(28,028)	8,260
Contract Transactions:
Payments received from contract owners	330	1,444	1,759	6,391	2,009	2,427	24,140	48,167
Transfers between sub-accounts and the fixed account, net	(1,820)	(95,550)	6,451	(11,661)	1,656	(3,412)	21,322	63,151
Contract benefits	(945)	(2,000)	(10)	(36)	(2,367)	(2,124)	(621)	(107)
Contract terminations	(3,141)	(7,808)	(1,162)	(967)	(5,546)	(6,675)	(11,346)	(3,693)
Contract maintenance charges	(12)	(29)	0	0	(16)	(14)	0	0
Other transfers (to) from FILI, net	18	(107)	10	0	(2)	(19)	(1)	(2)
Net increase (decrease) in net assets from contract transactions	(5,570)	(104,050)	7,048	(6,273)	(4,266)	(9,817)	33,494	107,516
Total increase (decrease) in net assets	(28,227)	(123,054)	(8,314)	(14,710)	(16,169)	(4,917)	5,466	115,776
Net Assets:
Beginning of period	58,211	181,265	29,336	44,046	105,500	110,417	209,503	93,727
End of period	$ 29,984	$ 58,211	$ 21,022	$ 29,336	$ 89,331	$ 105,500	$ 214,969	$ 209,503
(In thousands)	Subaccounts Investing In:
	VIP - Aggressive Growth		VIP - Aggressive Growth Investor Class		VIP - International Capital Appreciation, Class R		VIP - International Capital Appreciation, Class R Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ (62)	$ (60)	$ (15)	$ (15)	$ (135)	$ (2)	$ (59)	$ 130
Net realized gain (loss) on investments	(1,103)	1,616	(575)	1,148	(3,205)	4,795	(1,766)	5,828
Unrealized appreciation (depreciation)	(3,727)	(972)	(3,556)	(568)	(6,977)	(4,637)	(13,298)	(5,349)
Net increase (decrease) in net assets from operations	(4,892)	584	(4,146)	565	(10,317)	156	(15,123)	609
Contract Transactions:
Payments received from contract owners	104	248	232	540	78	372	833	3,505
Transfers between sub-accounts and the fixed account, net	(3,623)	8,272	(1,117)	4,814	(10,326)	15,304	(6,553)	9,208
Contract benefits	(258)	(68)	(1)	(4)	(276)	(295)	(9)	(56)
Contract terminations	(389)	(370)	(151)	(146)	(748)	(1,015)	(773)	(983)
Contract maintenance charges	(2)	(1)	0	0	(6)	(15)	(2)	(9)
Other transfers (to) from FILI, net	3	3	2	4	(60)	20	1	1
Net increase (decrease) in net assets from contract transactions	(4,165)	8,084	(1,035)	5,208	(11,338)	14,371	(6,503)	11,666
Total increase (decrease) in net assets	(9,057)	8,668	(5,181)	5,773	(21,655)	14,527	(21,626)	12,275
Net Assets:
Beginning of period	13,141	4,473	9,126	3,353	29,215	14,688	34,491	22,216
End of period	$ 4,084	$ 13,141	$ 3,945	$ 9,126	$ 7,560	$ 29,215	$ 12,865	$ 34,491

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2008 and 2007

(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders		VIP - Value Leaders Investor Class		VIP - Value		VIP - Value Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 231	$ 76	$ 428	$ 375	$ 11	$ (53)	$ 147	$ 112
Net realized gain (loss) on investments	(432)	5,602	(649)	4,573	(250)	2,594	(354)	3,370
Unrealized appreciation (depreciation)	(14,072)	(4,289)	(17,495)	(3,921)	(6,712)	(2,519)	(13,891)	(3,935)
Net increase (decrease) in net assets from operations	(14,273)	1,389	(17,716)	1,027	(6,951)	22	(14,098)	(453)
Contract Transactions:
Payments received from contract owners	62	224	1,387	2,875	140	629	912	4,878
Transfers between sub-accounts and the fixed account, net	7,884	(11,012)	2,764	7,278	(1,931)	3,753	(4,548)	10,911
Contract benefits	(472)	(561)	(21)	(72)	(172)	(283)	(28)	0
Contract terminations	(1,240)	(1,850)	(1,051)	(1,089)	(579)	(703)	(1,284)	(586)
Contract maintenance charges	(5)	(7)	0	0	(2)	(5)	0	0
Other transfers (to) from FILI, net	(18)	8	2	1	2	4	0	1
Net increase (decrease) in net assets from contract transactions	6,211	(13,198)	3,081	8,993	(2,542)	3,395	(4,948)	15,204
Total increase (decrease) in net assets	(8,062)	(11,809)	(14,635)	10,020	(9,493)	3,417	(19,046)	14,751
Net Assets:
Beginning of period	25,966	37,775	36,274	26,254	17,088	13,671	34,465	19,714
End of period	$ 17,904	$ 25,966	$ 21,639	$ 36,274	$ 7,595	$ 17,088	$ 15,419	$ 34,465
(In thousands)	Subaccounts Investing In:
	VIP - Growth Stock		VIP - Growth Stock Investor Class		VIP - Freedom Income		VIP - Freedom Income Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ (46)	$ (42)	$ (9)	$ (11)	$ 212	$ 238	$ 557	$ 766
Net realized gain (loss) on investments	(396)	680	(752)	609	44	421	179	362
Unrealized appreciation (depreciation)	(2,902)	213	(2,767)	281	(1,215)	(233)	(2,866)	(367)
Net increase (decrease) in net assets from operations	(3,344)	851	(3,528)	879	(959)	426	(2,130)	761
Contract Transactions:
Payments received from contract owners	24	17	175	805	2	117	2,065	3,292
Transfers between sub-accounts and the fixed account, net	(3,757)	5,119	(2,003)	3,403	1,004	111	(1,150)	5,868
Contract benefits	(92)	(64)	0	0	(64)	(54)	(23)	(1,039)
Contract terminations	(82)	(429)	(77)	(243)	(604)	(386)	(2,101)	(446)
Contract maintenance charges	(1)	(1)	0	0	(2)	(1)	0	0
Other transfers (to) from FILI, net	0	3	0	(2)	11	6	1	1
Net increase (decrease) in net assets from contract transactions	(3,908)	4,645	(1,905)	3,963	347	(207)	(1,208)	7,676
Total increase (decrease) in net assets	(7,252)	5,496	(5,433)	4,842	(612)	219	(3,338)	8,437
Net Assets:
Beginning of period	10,372	4,876	8,494	3,652	7,833	7,614	18,793	10,356
End of period	$ 3,120	$ 10,372	$ 3,061	$ 8,494	$ 7,221	$ 7,833	$ 15,455	$ 18,793

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2008 and 2007

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005		VIP - Freedom 2005 Investor Class		VIP - Freedom 2010		VIP - Freedom 2010 Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 163	$ 165	$ 188	$ 240	$ 383	$ 400	$ 1,345	$ 1,515
Net realized gain (loss) on investments	222	624	408	415	766	1,197	1,613	855
Unrealized appreciation (depreciation)	(2,095)	(325)	(2,409)	(235)	(6,861)	(128)	(17,343)	514
Net increase (decrease) in net assets from operations	(1,710)	464	(1,813)	420	(5,712)	1,469	(14,385)	2,884
Contract Transactions:
Payments received from contract owners	3	38	452	1,175	60	519	3,005	7,728
Transfers between sub-accounts and the fixed account, net	(620)	1,727	(152)	1,750	(684)	4,649	(1,076)	14,615
Contract benefits	0	0	0	0	(11)	(5)	0	0
Contract terminations	(292)	(984)	(126)	(226)	(1,194)	(2,066)	(2,512)	(1,659)
Contract maintenance charges	(1)	(1)	0	0	(4)	(3)	0	0
Other transfers (to) from FILI, net	1	(3)	0	1	(1)	0	(2)	1
Net increase (decrease) in net assets from contract transactions	(909)	777	174	2,700	(1,834)	3,094	(585)	20,685
Total increase (decrease) in net assets	(2,619)	1,241	(1,639)	3,120	(7,546)	4,563	(14,970)	23,569
Net Assets:
Beginning of period	8,036	6,795	7,373	4,253	22,972	18,409	52,377	28,808
End of period	$ 5,417	$ 8,036	$ 5,734	$ 7,373	$ 15,426	$ 22,972	$ 37,407	$ 52,377
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2015		VIP - Freedom 2015 Investor Class		VIP - Freedom 2020		VIP - Freedom 2020 Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 534	$ 563	$ 1,466	$ 1,624	$ 404	$ 330	$ 1,680	$ 1,853
Net realized gain (loss) on investments	1,308	1,779	3,499	1,188	1,355	1,468	5,276	1,551
Unrealized appreciation (depreciation)	(10,013)	(492)	(21,710)	996	(10,313)	(36)	(33,065)	1,621
Net increase (decrease) in net assets from operations	(8,171)	1,850	(16,745)	3,808	(8,554)	1,762	(26,109)	5,025
Contract Transactions:
Payments received from contract owners	419	767	3,642	9,021	514	895	8,988	11,505
Transfers between sub-accounts and the fixed account, net	2,387	7,105	3,808	8,230	1,715	4,838	4,594	10,106
Contract benefits	(7)	(8)	(5)	0	(12)	(35)	0	0
Contract terminations	(1,100)	(1,038)	(2,319)	(2,016)	(496)	(1,063)	(3,048)	(1,124)
Contract maintenance charges	(6)	(6)	0	0	(6)	(5)	0	0
Other transfers (to) from FILI, net	3	1	(2)	0	(3)	0	26	2
Net increase (decrease) in net assets from contract transactions	1,696	6,821	5,124	15,235	1,712	4,630	10,560	20,489
Total increase (decrease) in net assets	(6,475)	8,671	(11,621)	19,043	(6,842)	6,392	(15,549)	25,514
Net Assets:
Beginning of period	28,100	19,429	55,690	36,647	24,299	17,907	68,795	43,281
End of period	$ 21,625	$ 28,100	$ 44,069	$ 55,690	$ 17,457	$ 24,299	$ 53,246	$ 68,795

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2008 and 2007

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025		VIP - Freedom 2025 Investor Class		VIP - Freedom 2030		VIP - Freedom 2030 Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 202	$ 167	$ 628	$ 635	$ 205	$ 239	$ 791	$ 469
Net realized gain (loss) on investments	640	591	2,271	476	934	1,479	2,572	665
Unrealized appreciation (depreciation)	(5,131)	(111)	(12,811)	558	(7,926)	(377)	(16,916)	899
Net increase (decrease) in net assets from operations	(4,289)	647	(9,912)	1,669	(6,787)	1,341	(13,553)	2,033
Contract Transactions:
Payments received from contract owners	331	439	1,725	3,813	166	416	3,710	6,469
Transfers between sub-accounts and the fixed account, net	718	4,818	2,871	7,475	(157)	4,770	5,378	6,860
Contract benefits	(1)	(1)	0	0	(2)	(3)	0	0
Contract terminations	(244)	(429)	(659)	(478)	(909)	(382)	(1,071)	(387)
Contract maintenance charges	(3)	(2)	0	0	(5)	(4)	0	0
Other transfers (to) from FILI, net	(2)	1	4	0	(1)	0	(2)	(23)
Net increase (decrease) in net assets from contract transactions	799	4,826	3,941	10,810	(908)	4,797	8,015	12,919
Total increase (decrease) in net assets	(3,490)	5,473	(5,971)	12,479	(7,695)	6,138	(5,538)	14,952
Net Assets:
Beginning of period	11,761	6,288	26,159	13,680	18,031	11,893	28,486	13,534
End of period	$ 8,271	$ 11,761	$ 20,188	$ 26,159	$ 10,336	$ 18,031	$ 22,948	$ 28,486
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I		VIP - Freedom Lifetime Income II		VIP - Freedom Lifetime Income III
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 209	$ 197	$ 411	$ 380	$ 151	$ 165
Net realized gain (loss) on investments	296	348	574	1,029	565	566
Unrealized appreciation (depreciation)	(2,373)	39	(6,769)	160	(3,899)	104
Net increase (decrease) in net assets from operations	(1,868)	584	(5,784)	1,569	(3,183)	835
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	99	1,453	291	4,928	(741)	1,764
Contract benefits	(444)	(485)	(1,467)	(1,112)	(426)	(484)
Contract terminations	(476)	(479)	(1,293)	(585)	0	0
Contract maintenance charges	0	0	0	0	0	0
Other transfers (to) from FILI, net	(27)	14	(34)	44	6	7
Net increase (decrease) in net assets from contract transactions	(848)	503	(2,503)	3,275	(1,161)	1,287
Total increase (decrease) in net assets	(2,716)	1,087	(8,287)	4,844	(4,344)	2,122
Net Assets:
Beginning of period	8,532	7,445	20,699	15,855	9,760	7,638
End of period	$ 5,816	$ 8,532	$ 12,412	$ 20,699	$ 5,416	$ 9,760

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2008 and 2007

(In thousands)	Subaccounts Investing In:
	VIP - Disciplined Small Cap		VIP - Disciplined Small Cap Investor Class		VIP - FundsManager 20%		VIP - FundsManager 50%
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 19	$ (41)	$ 96	$ 39	$ 3,809	$ 2,474	$ 7,463	$ 5,923
Net realized gain (loss) on investments	(417)	679	(839)	581	(66)	2,085	567	13,616
Unrealized appreciation (depreciation)	(3,185)	(862)	(7,450)	(1,500)	(15,412)	(1,513)	(93,125)	(7,765)
Net increase (decrease) in net assets from operations	(3,583)	(224)	(8,193)	(880)	(11,669)	3,046	(85,095)	11,774
Contract Transactions:
Payments received from contract owners	72	191	1,745	3,380	15,205	29,025	26,241	65,151
Transfers between sub-accounts and the fixed account, net	2,170	1,514	3,051	6,999	40,806	53,421	52,576	132,409
Contract benefits	(109)	(113)	(5)	(49)	(605)	(120)	(2,870)	(1,858)
Contract terminations	(446)	(227)	(498)	(444)	(11,180)	(3,274)	(19,400)	(10,002)
Contract maintenance charges	(2)	(2)	0	0	(5)	(3)	(14)	(8)
Other transfers (to) from FILI, net	4	5	(1)	0	38	14	110	(78)
Net increase (decrease) in net assets from contract transactions	1,689	1,368	4,292	9,886	44,259	79,063	56,643	185,614
Total increase (decrease) in net assets	(1,894)	1,144	(3,901)	9,006	32,590	82,109	(28,452)	197,388
Net Assets:
Beginning of period	9,377	8,233	18,504	9,498	103,405	21,296	321,865	124,477
End of period	$ 7,483	$ 9,377	$ 14,603	$ 18,504	$ 135,995	$ 103,405	$ 293,413	$ 321,865
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 60% (a)		VIP - FundsManager 70%		VIP - FundsManager 85%
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 5,420	$ 390	$ 5,925	$ 5,014	$ 1,451	$ 1,204
Net realized gain (loss) on investments	(1,497)	581	3,806	22,491	3,128	11,238
Unrealized appreciation (depreciation)	(124,424)	(1,652)	(147,405)	(11,997)	(68,671)	(5,536)
Net increase (decrease) in net assets from operations	(120,501)	(681)	(137,674)	15,508	(64,092)	6,906
Contract Transactions:
Payments received from contract owners	3,132	(1,233)	26,421	73,520	9,526	26,407
Transfers between sub-accounts and the fixed account, net	572,527	105,123	28,421	154,538	13,325	62,271
Contract benefits	(475)	0	(3,486)	(2,494)	(1,380)	(1,143)
Contract terminations	(18,996)	(274)	(18,896)	(10,589)	(6,013)	(3,356)
Contract maintenance charges	(1)	0	(16)	(15)	(8)	(8)
Other transfers (to) from FILI, net	75	(9)	127	91	53	65
Net increase (decrease) in net assets from contract transactions	556,262	103,607	32,571	215,051	15,503	84,236
Total increase (decrease) in net assets	435,761	102,926	(105,103)	230,559	(48,589)	91,142
Net Assets:
Beginning of period	102,926	0	387,737	157,178	152,960	61,818
End of period	$ 538,687	$ 102,926	$ 282,634	$ 387,737	$ 104,371	$ 152,960

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2008 and 2007

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Staples (a)		VIP - Consumer Staples Investor Class (a)		VIP - Materials (a)		VIP - Materials Investor Class (a)
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 58	$ 7	$ 132	$ 10	$ 3	$ 33	$ 52	$ 34
Net realized gain (loss) on investments	32	48	36	25	(2,001)	204	(1,147)	97
Unrealized appreciation (depreciation)	(1,656)	185	(1,932)	134	(8,990)	345	(7,235)	158
Net increase (decrease) in net assets from operations	(1,566)	240	(1,764)	169	(10,988)	582	(8,330)	289
Contract Transactions:
Payments received from contract owners	110	14	385	208	671	34	752	543
Transfers between sub-accounts and the fixed account, net	5,927	4,637	10,307	3,359	9,911	9,910	7,585	6,556
Contract benefits	(76)	(5)	0	0	(145)	(29)	0	0
Contract terminations	(331)	(1)	(268)	(9)	(556)	(82)	(219)	(45)
Contract maintenance charges	(16)	(1)	(10)	0	(51)	(8)	(18)	(8)
Other transfers (to) from FILI, net	17	2	13	(1)	5	9	1	0
Net increase (decrease) in net assets from contract transactions	5,631	4,646	10,427	3,557	9,835	9,834	8,101	7,046
Total increase (decrease) in net assets	4,065	4,886	8,663	3,726	(1,153)	10,416	(229)	7,335
Net Assets:
Beginning of period	4,886	0	3,726	0	10,416	0	7,335	0
End of period	$ 8,951	$ 4,886	$ 12,389	$ 3,726	$ 9,263	$ 10,416	$ 7,106	$ 7,335
(In thousands)	Subaccounts Investing In:
	VIP - Telecommunications (a)		VIP - Telecommunications Investor Class (a)		VIP - Emerging Markets (a)	VIP - Emerging Markets Investor Class (a)
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/08
Operations:
Net investment income (loss)	$ 10	$ (5)	$ 17	$ 5	$ 23	$ 35
Net realized gain (loss) on investments	(208)	0	(165)	149	(162)	(141)
Unrealized appreciation (depreciation)	(324)	(241)	(602)	(310)	(2,608)	(2,651)
Net increase (decrease) in net assets from operations	(522)	(246)	(750)	(156)	(2,747)	(2,757)
Contract Transactions:
Payments received from contract owners	3	28	73	123	112	426
Transfers between sub-accounts and the fixed account, net	(112)	1,669	(78)	1,795	5,355	5,195
Contract benefits	(6)	(10)	0	0	(15)	0
Contract terminations	(8)	(31)	(1)	(34)	(13)	(217)
Contract maintenance charges	(1)	(3)	(1)	(2)	(5)	(9)
Other transfers (to) from FILI, net	1	(4)	(1)	1	1	4
Net increase (decrease) in net assets from contract transactions	(123)	1,649	(8)	1,883	5,435	5,399
Total increase (decrease) in net assets	(645)	1,403	(758)	1,727	2,688	2,642
Net Assets:
Beginning of period	1,403	0	1,727	0	0	0
End of period	$ 758	$ 1,403	$ 969	$ 1,727	$ 2,688	$ 2,642

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2008 and 2007

(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity		UIF - Emerging Markets Debt		UIF - Global Value Equity		UIF - International Magnum
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ (1,920)	$ (1,062)	$ 3,703	$ 3,447	$ 808	$ 715	$ 2,349	$ 1,054
Net realized gain (loss) on investments	86,593	77,637	(274)	2,220	12,104	9,047	8,319	22,611
Unrealized appreciation (depreciation)	(298,259)	35,435	(12,785)	(2,803)	(33,969)	(6,209)	(59,292)	(8,127)
Net increase (decrease) in net assets from operations	(213,586)	112,010	(9,356)	2,864	(21,057)	3,553	(48,624)	15,538
Contract Transactions:
Payments received from contract owners	4,099	8,846	1,094	3,639	654	1,736	1,582	5,099
Transfers between sub-accounts and the fixed account, net	(122,235)	68,360	(1,915)	(3,035)	(10,582)	(4,920)	(25,153)	151
Contract benefits	(3,060)	(4,052)	(638)	(611)	(615)	(899)	(1,096)	(1,752)
Contract terminations	(9,300)	(12,215)	(1,962)	(1,809)	(2,148)	(2,882)	(4,084)	(5,002)
Contract maintenance charges	(49)	(62)	(7)	(8)	(5)	(8)	(7)	(13)
Other transfers (to) from FILI, net	9	170	(16)	(22)	(15)	(17)	37	(7)
Net increase (decrease) in net assets from contract transactions	(130,536)	61,047	(3,444)	(1,846)	(12,711)	(6,990)	(28,721)	(1,524)
Total increase (decrease) in net assets	(344,122)	173,057	(12,800)	1,018	(33,768)	(3,437)	(77,345)	14,014
Net Assets:
Beginning of period	464,356	291,299	53,610	52,592	59,901	63,338	126,122	112,108
End of period	$ 120,234	$ 464,356	$ 40,810	$ 53,610	$ 26,133	$ 59,901	$ 48,777	$ 126,122
(In thousands)	Subaccounts Investing In:
	OMIF - Growth II		OMIF - Small Cap		OMIF - Select Value
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ (101)	$ (121)	$ 94	$ (753)	$ 409	$ 105
Net realized gain (loss) on investments	(25,699)	(6,243)	1,194	15,683	(6,072)	115
Unrealized appreciation (depreciation)	20,217	9,952	(10,534)	(9,453)	(466)	1,361
Net increase (decrease) in net assets from operations	(5,583)	3,588	(9,246)	5,477	(6,129)	1,581
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(10,746)	(3,488)	(65,374)	(12,066)	(22,822)	(3,512)
Contract benefits	(242)	(209)	(1,315)	(1,592)	(631)	(766)
Contract terminations	(589)	(1,088)	(3,480)	(4,260)	(1,253)	(1,596)
Contract maintenance charges	(5)	(6)	(12)	(17)	(5)	(7)
Other transfers (to) from FILI, net	44	(20)	(45)	(164)	(16)	1
Net increase (decrease) in net assets from contract transactions	(11,538)	(4,811)	(70,226)	(18,099)	(24,727)	(5,880)
Total increase (decrease) in net assets	(17,121)	(1,223)	(79,472)	(12,622)	(30,856)	(4,299)
Net Assets:
Beginning of period	17,121	18,344	79,472	92,094	30,856	35,155
End of period	$ 0	$ 17,121	$ 0	$ 79,472	$ 0	$ 30,856

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2008 and 2007

(In thousands)	Subaccounts Investing In:
	OMIF - Columbus Circle Technology & Communications		OMIF - Large Cap Growth		WFAF - Advantage VT Discovery		WFAF - Advantage VT Opportunity
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ (319)	$ (436)	$ (334)	$ (473)	$ (308)	$ (421)	$ 301	$ (98)
Net realized gain (loss) on investments	(867,883)	(264,782)	(129,437)	(31,582)	(5,926)	(6,224)	4,991	5,423
Unrealized appreciation (depreciation)	854,583	280,032	111,591	43,759	(13,681)	16,457	(18,143)	(2,845)
Net increase (decrease) in net assets from operations	(13,619)	14,814	(18,180)	11,704	(19,915)	9,812	(12,851)	2,480
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(39,064)	(13,599)	(36,504)	(10,642)	(3,999)	(8,081)	(3,480)	(6,197)
Contract benefits	(591)	(441)	(631)	(537)	(1,020)	(885)	(697)	(809)
Contract terminations	(1,507)	(2,785)	(2,248)	(3,548)	(1,543)	(3,288)	(1,402)	(2,027)
Contract maintenance charges	(28)	(36)	(15)	(20)	(11)	(14)	(6)	(8)
Other transfers (to) from FILI, net	91	(15)	(11)	(32)	15	(39)	(31)	3
Net increase (decrease) in net assets from contract transactions	(41,099)	(16,876)	(39,409)	(14,779)	(6,558)	(12,307)	(5,616)	(9,038)
Total increase (decrease) in net assets	(54,718)	(2,062)	(57,589)	(3,075)	(26,473)	(2,495)	(18,467)	(6,558)
Net Assets:
Beginning of period	54,718	56,780	57,589	60,664	48,278	50,773	35,369	41,927
End of period	$ 0	$ 54,718	$ 0	$ 57,589	$ 21,805	$ 48,278	$ 16,902	$ 35,369
(In thousands)	Subaccounts Investing In:
	CST - Small Cap Core I		CST - International Focus		CST - Global Small Cap Focus		Lazard - Retirement Emerging Markets
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ (155)	$ (277)	$ 246	$ 57	$ 87	$ (172)	$ 1,688	$ 1,309
Net realized gain (loss) on investments	(7,141)	(9,848)	(1,575)	1,262	(2,838)	(150)	(2,403)	23,379
Unrealized appreciation (depreciation)	(919)	10,007	(11,252)	2,559	(3,048)	(142)	(66,250)	(2,137)
Net increase (decrease) in net assets from operations	(8,215)	(118)	(12,581)	3,878	(5,799)	(464)	(66,965)	22,551
Contract Transactions:
Payments received from contract owners	46	249	212	169	21	170	6,487	6,978
Transfers between sub-accounts and the fixed account, net	(4,101)	(10,707)	3,759	(4,007)	(3,105)	(8,237)	(13,651)	67,747
Contract benefits	(456)	(514)	(427)	(280)	(149)	(271)	(820)	(471)
Contract terminations	(980)	(2,072)	(1,041)	(1,102)	(607)	(1,232)	(2,804)	(2,258)
Contract maintenance charges	(4)	(7)	(5)	(6)	(2)	(4)	(12)	(13)
Other transfers (to) from FILI, net	10	(10)	(11)	5	0	3	(4)	64
Net increase (decrease) in net assets from contract transactions	(5,485)	(13,061)	2,487	(5,221)	(3,842)	(9,571)	(10,804)	72,047
Total increase (decrease) in net assets	(13,700)	(13,179)	(10,094)	(1,343)	(9,641)	(10,035)	(77,769)	94,598
Net Assets:
Beginning of period	27,071	40,250	26,556	27,899	15,031	25,066	133,122	38,524
End of period	$ 13,371	$ 27,071	$ 16,462	$ 26,556	$ 5,390	$ 15,031	$ 55,353	$ 133,122

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2008 and 2007

(In thousands)	Subaccounts Investing In:
	SAI - Mid Cap Value (a)		SAI - Mid Cap Value Investor Class (a)		SAI - Small Cap Blend (a)		SAI - Small Cap Blend Investor Class (a)
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 22	$ 1	$ 18	$ 7	$ 0	$ (2)	$ (3)	$ 0
Net realized gain (loss) on investments	(15)	(8)	(37)	13	(7)	5	(20)	27
Unrealized appreciation (depreciation)	(240)	(61)	(720)	(121)	(903)	(98)	(1,993)	(213)
Net increase (decrease) in net assets from operations	(233)	(68)	(739)	(101)	(910)	(95)	(2,016)	(186)
Contract Transactions:
Payments received from contract owners	24	2	120	352	12	3	454	610
Transfers between sub-accounts and the fixed account, net	2,160	713	1,348	1,275	3,224	1,002	2,771	2,302
Contract benefits	(6)	(1)	0	0	(128)	(1)	0	0
Contract terminations	(51)	(17)	(123)	(2)	(124)	0	(280)	(6)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from FILI, net	1	1	0	(2)	4	(1)	1	4
Net increase (decrease) in net assets from contract transactions	2,128	698	1,345	1,623	2,988	1,003	2,946	2,910
Total increase (decrease) in net assets	1,895	630	606	1,522	2,078	908	930	2,724
Net Assets:
Beginning of period	630	0	1,522	0	908	0	2,724	0
End of period	$ 2,525	$ 630	$ 2,128	$ 1,522	$ 2,986	$ 908	$ 3,654	$ 2,724

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI"), a wholly-owned subsidiary of FMR LLC, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. Prior to October 1, 2007, FILI was a wholly owned subsidiary of FMR Corp. Effective October 1, 2007, FMR Corp. was merged with and into FMR LLC. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. The Fidelity Growth and Guaranteed Income variable annuity contracts, which offer a guaranteed minimum withdrawal benefit, began funding the Account in 2007. Effective March 31, 2009, Fidelity Growth and Guaranteed Income was closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")
The Universal Institutional Funds ("UIF")
Old Mutual Insurance Series Funds ("OMIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Credit Suisse Trust ("CST")
Lazard Retirement Series, Inc. ("Lazard")
Fidelity Strategic Advisers, Inc. ("SAI")

Effective December 15, 2008, all funds within the OMIF fund group were liquidated and closed. Any policyholders with shares in the OMIF were transferred to the VIP-Money Market Fund as part of the fund liquidations.

During 2008, the following Underlying Funds were added and commenced operations on May 1, 2008:

VIP - Emerging Markets
VIP - Emerging Markets Investor Class

During 2007, the Fidelity Strategic Advisers funds were added as a fund group. In addition, the following Underlying Funds were added:

VIP - FundsManager 60%
VIP - Consumer Staples
VIP - Consumer Staples Investor Class
VIP - Materials
VIP - Materials Investor Class
VIP - Telecommunications
VIP - Telecommunications Investor Class
SAI - Mid Cap Value
SAI - Mid Cap Value Investor Class
SAI - Small Cap Blend
SAI - Small Cap Blend Investor Class

All the underlying funds, with the exception of the VIP - FundsManager 60% fund, commenced operations on May 1, 2007. The VIP - FundsManager 60% fund commenced operations on September 4, 2007.

As of December 31, 2008, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $72,629,000 and $4,131,000 respectively. Previously, the net assets and units of Fidelity Retirement Reserve contracts that had annuitized were reported with Fidelity Income Advantage. Certain prior year balances associated with contracts that have annuitized have been reclassified to conform to the current year presentation.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Reserves

The reserve for variable annuity contracts in the accumulation period is the fund value. The reserve for variable payout annuity contracts is based on the 1983 Basic or 1983a Individual Annuitant Mortality Table and an assumed investment return. The assumed investment return is determined prior to the commencement of payments and may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by FILI and may result in additional amounts being transferred into the Account by FILI.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees which are the responsibility of FILI.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Adoption of New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS No. 157"). SFAS 157 establishes a framework for measuring fair value under U.S. GAAP and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, SFAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3"). The Account adopted SFAS 157 effective January 1, 2008. Adoption of SFAS 157 had no impact on any financial assets and financial liabilities that are required to be measured at fair value.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Adoption of New Accounting Pronouncements - continued

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon SFAS 157's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to unobservable valuation inputs (level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

· Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

· Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

· Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.20%	0.50%	0.85%-1.00%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-	-

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	VIP - Consumer Discretionary
VIP - Overseas, Class R Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Utilities	VIP - International Capital Appreciation, Class R
VIP - Utilities Investor Class	VIP - International Capital Appreciation, Class R Investor Class
VIP - Technology	VIP - Consumer Staples
VIP - Technology Investor Class	VIP - Consumer Staples Investor Class
VIP - Energy	VIP - Materials
VIP - Energy Investor Class	VIP - Materials Investor Class
VIP - Health Care	VIP - Telecommunications
VIP - Health Care Investor Class	VIP - Telecommunications Investor Class
VIP - Financial Services	VIP - Emerging Markets
VIP - Financial Services Investor Class	VIP - Emerging Markets Investor Class
VIP - Industrials
VIP - Industrials Investor Class

FILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by FILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. Management fees are also paid by certain funds to Fidelity Strategic Advisers Inc., an affiliate of FMR LLC, in its capacity as advisor to the SAI mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2008 were 0.10% to 0.82% depending on the fund.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended
December 31, 2008:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 639,251	$ 262,250
VIP - Money Market Investor Class	919,595	554,237
VIP - High Income	19,741	44,324
VIP - High Income Investor Class	70,866	55,972
VIP - Equity-Income	17,300	166,011
VIP - Equity-Income Investor Class	16,865	32,259
VIP - Growth	8,633	94,035
VIP - Growth Investor Class	19,973	21,112
VIP - Overseas	23,257	28,112
VIP - Overseas, Class R	21,949	41,645
VIP - Overseas, Class R Investor Class	35,491	26,038
VIP - Investment Grade Bond	49,602	85,560
VIP - Investment Grade Bond Investor Class	85,051	28,225
VIP - Asset Manager	60,521	64,863
VIP - Asset Manager Investor Class	53,572	21,361
VIP - Index 500	97,281	121,788
VIP - Asset Manager: Growth	11,008	21,264
VIP - Asset Manager: Growth Investor Class	21,420	6,903
VIP - Contrafund	59,725	206,234
VIP - Contrafund Investor Class	78,848	35,612
VIP - Balanced	18,907	35,991
VIP - Balanced Investor Class	709,568	33,402
VIP - Dynamic Capital Appreciation	1,877	14,288
VIP - Dynamic Capital Appreciation Investor Class	2,656	7,938
VIP - Growth & Income	33,155	30,120
VIP - Growth & Income Investor Class	14,675	7,517
VIP - Growth Opportunities	5,874	19,691
VIP - Growth Opportunities Investor Class	6,881	9,372
VIP - Mid Cap	95,671	122,821
VIP - Mid Cap Investor Class	66,022	33,868
VIP - Value Strategies	17,441	29,346
VIP - Value Strategies Investor Class	12,569	16,245
VIP - Utilities	6,710	28,047
VIP - Utilities Investor Class	6,839	11,401
VIP - Technology	16,151	21,985
VIP - Technology Investor Class	14,679	14,703
VIP - Energy	54,205	98,429
VIP - Energy Investor Class	51,697	42,802
VIP - Health Care	20,335	12,178
VIP - Health Care Investor Class	15,243	5,444
VIP - Financial Services	20,522	9,464
VIP - Financial Services Investor Class	15,467	4,474
VIP - Industrials	11,896	12,803
VIP - Industrials Investor Class	14,714	10,225
VIP - Consumer Discretionary	1,803	1,586
VIP - Consumer Discretionary Investor Class	1,128	1,185
VIP - Real Estate	15,591	19,726
VIP - Real Estate Investor Class	17,403	9,201

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Strategic Income	$ 26,545	$ 25,979
VIP - Strategic Income Investor Class	79,326	32,933
VIP - Aggressive Growth	2,597	6,805
VIP - Aggressive Growth Investor Class	3,822	4,860
VIP - International Capital Appreciation, Class R	1,676	13,025
VIP - International Capital Appreciation, Class R Investor Class	1,493	7,899
VIP - Value Leaders	15,008	8,533
VIP - Value Leaders Investor Class	12,769	9,210
VIP - Value	3,901	5,977
VIP - Value Investor Class	5,542	9,401
VIP - Growth Stock	2,195	6,148
VIP - Growth Stock Investor Class	2,675	4,590
VIP - Freedom Income	4,494	3,809
VIP - Freedom Income Investor Class	8,409	8,738
VIP - Freedom 2005	2,642	3,161
VIP - Freedom 2005 Investor Class	2,518	1,752
VIP - Freedom 2010	8,406	9,036
VIP - Freedom 2010 Investor Class	16,645	13,002
VIP - Freedom 2015	8,759	5,307
VIP - Freedom 2015 Investor Class	19,045	8,742
VIP - Freedom 2020	10,178	6,871
VIP - Freedom 2020 Investor Class	27,859	10,054
VIP - Freedom 2025	3,873	2,208
VIP - Freedom 2025 Investor Class	10,625	4,064
VIP - Freedom 2030	4,723	4,377
VIP - Freedom 2030 Investor Class	14,610	3,144
VIP - Freedom Lifetime Income I	993	1,279
VIP - Freedom Lifetime Income II	2,545	3,613
VIP - Freedom Lifetime Income III	1,018	1,427
VIP - Disciplined Small Cap	6,398	4,690
VIP - Disciplined Small Cap Investor Class	11,411	7,022
VIP - FundsManager 20%	87,615	39,158
VIP - FundsManager 50%	127,668	59,573
VIP - FundsManager 60%	580,691	17,595
VIP - FundsManager 70%	114,387	66,757
VIP - FundsManager 85%	55,300	33,918
VIP - Consumer Staples	10,566	4,883
VIP - Consumer Staples Investor Class	14,511	3,953
VIP - Materials	22,395	12,505
VIP - Materials Investor Class	15,724	7,527
VIP - Telecommunications	967	1,081
VIP - Telecommunications Investor Class	810	800
VIP - Emerging Markets (a)	6,734	1,277
VIP - Emerging Markets Investor Class (a)	7,269	1,836
UIF - Emerging Markets Equity	119,907	165,387
UIF - Emerging Markets Debt	24,176	21,588
UIF - Global Value Equity	17,646	17,126
UIF - International Magnum	23,973	39,064

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
OMIF - Growth II	$ 48	$ 11,687
OMIF - Small Cap	11,198	70,734
OMIF - Select Value	610	24,928
OMIF - Columbus Circle Technology & Communications	82	41,500
OMIF - Large Cap Growth	2	39,744
WFAF - Advantage VT Discovery	8	6,874
WFAF - Advantage VT Opportunity	6,967	5,977
CST - Small Cap Core I	376	6,017
CST - International Focus	13,268	10,535
CST - Global Small Cap Focus	375	4,130
Lazard - Retirement Emerging Markets	55,084	57,190
SAI - Mid Cap Value	2,865	715
SAI - Mid Cap Value Investor Class	2,064	701
SAI - Small Cap Blend	4,065	1,078
SAI - Small Cap Blend Investor Class	4,452	1,508

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at
December 31, 2008:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	1,229,294	$ 1,229,294	$ 1.00
VIP - Money Market Investor Class	1,513,025	1,513,025	1.00
VIP - High Income	27,846	296,202	3.96
VIP - High Income Investor Class	17,708	97,482	3.95
VIP - Equity-Income	32,243	784,627	13.18
VIP - Equity-Income Investor Class	7,031	184,187	13.15
VIP - Growth	14,401	710,934	23.53
VIP - Growth Investor Class	2,797	109,183	23.48
VIP - Overseas	7,824	187,266	12.17
VIP - Overseas, Class R	4,683	103,355	12.14
VIP - Overseas, Class R Investor Class	7,264	163,268	12.14
VIP - Investment Grade Bond	31,141	413,247	11.84
VIP - Investment Grade Bond Investor Class	18,212	227,138	11.81
VIP - Asset Manager	26,032	424,704	10.31
VIP - Asset Manager Investor Class	4,556	68,967	10.28
VIP - Index 500	5,275	784,162	99.19
VIP - Asset Manager: Growth	8,512	137,366	9.68
VIP - Asset Manager: Growth Investor Class	1,858	27,675	9.65
VIP - Contrafund	50,857	1,350,084	15.39
VIP - Contrafund Investor Class	18,288	556,881	15.34
VIP - Balanced	11,244	171,447	9.87
VIP - Balanced Investor Class	72,853	1,031,625	9.83
VIP - Dynamic Capital Appreciation	2,789	26,715	5.28
VIP - Dynamic Capital Appreciation Investor Class	2,512	24,784	5.28
VIP - Growth & Income	12,292	196,446	8.79
VIP - Growth & Income Investor Class	2,185	32,955	8.77

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Growth Opportunities	3,573	$ 77,417	$ 9.99
VIP - Growth Opportunities Investor Class	651	14,026	9.97
VIP - Mid Cap	17,164	505,872	18.43
VIP - Mid Cap Investor Class	7,341	243,471	18.38
VIP - Value Strategies	6,971	94,004	4.93
VIP - Value Strategies Investor Class	3,929	52,668	4.91
VIP - Utilities	3,511	45,277	8.14
VIP - Utilities Investor Class	2,088	26,788	8.12
VIP - Technology	5,124	55,287	4.51
VIP - Technology Investor Class	2,602	28,290	4.49
VIP - Energy	9,578	213,828	11.45
VIP - Energy Investor Class	4,428	109,625	11.44
VIP - Health Care	4,251	50,553	8.16
VIP - Health Care Investor Class	2,497	30,974	8.13
VIP - Financial Services	3,089	34,994	5.22
VIP - Financial Services Investor Class	2,104	22,261	5.20
VIP - Industrials	2,624	38,856	8.37
VIP - Industrials Investor Class	1,852	28,269	8.35
VIP - Consumer Discretionary	302	3,815	6.96
VIP - Consumer Discretionary Investor Class	172	2,290	6.96
VIP - Real Estate	3,688	80,628	8.13
VIP - Real Estate Investor Class	2,592	51,362	8.11
VIP - Strategic Income	9,992	106,168	8.94
VIP - Strategic Income Investor Class	24,100	257,740	8.92
VIP - Aggressive Growth	792	8,877	5.16
VIP - Aggressive Growth Investor Class	769	8,134	5.13
VIP - International Capital Appreciation, Class R	1,345	18,348	5.62
VIP - International Capital Appreciation, Class R Investor Class	2,297	29,810	5.60
VIP - Value Leaders	2,390	32,781	7.49
VIP - Value Leaders Investor Class	2,893	41,848	7.48
VIP - Value	1,135	15,925	6.69
VIP - Value Investor Class	2,305	31,818	6.69
VIP - Growth Stock	399	5,754	7.81
VIP - Growth Stock Investor Class	393	5,608	7.78
VIP - Freedom Income	790	8,611	9.14
VIP - Freedom Income Investor Class	1,698	18,265	9.10
VIP - Freedom 2005	665	7,564	8.14
VIP - Freedom 2005 Investor Class	725	8,112	7.91
VIP - Freedom 2010	1,874	21,352	8.23
VIP - Freedom 2010 Investor Class	4,814	52,361	7.77
VIP - Freedom 2015	2,640	30,729	8.19
VIP - Freedom 2015 Investor Class	5,731	62,065	7.69
VIP - Freedom 2020	2,264	26,438	7.71
VIP - Freedom 2020 Investor Class	7,478	81,412	7.12
VIP - Freedom 2025	1,104	13,201	7.49
VIP - Freedom 2025 Investor Class	2,868	31,376	7.04
VIP - Freedom 2030	1,452	17,793	7.12
VIP - Freedom 2030 Investor Class	3,446	37,942	6.66

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Freedom Lifetime Income I	745	$ 7,880	$ 7.81
VIP - Freedom Lifetime Income II	1,673	18,320	7.42
VIP - Freedom Lifetime Income III	806	8,706	6.72
VIP - Disciplined Small Cap	1,022	11,212	7.32
VIP - Disciplined Small Cap Investor Class	1,998	23,031	7.31
VIP - FundsManager 20%	14,671	152,776	9.27
VIP - FundsManager 50%	37,665	390,551	7.79
VIP - FundsManager 60%	73,591	664,764	7.32
VIP - FundsManager 70%	41,140	435,646	6.87
VIP - FundsManager 85%	16,514	175,809	6.32
VIP - Consumer Staples	1,040	10,416	8.60
VIP - Consumer Staples Investor Class	1,442	14,186	8.59
VIP - Materials	1,597	17,908	5.80
VIP - Materials Investor Class	1,225	14,183	5.80
VIP - Telecommunications	157	1,322	4.81
VIP - Telecommunications Investor Class	202	1,881	4.80
VIP - Emerging Markets (a)	551	5,295	4.88
VIP - Emerging Markets Investor Class (a)	542	5,292	4.87
UIF - Emerging Markets Equity	15,696	314,404	7.66
UIF - Emerging Markets Debt	6,308	56,255	6.47
UIF - Global Value Equity	3,872	55,955	6.75
UIF - International Magnum	7,111	98,833	6.86
WFAF - Advantage VT Discovery	1,949	60,510	11.19
WFAF - Advantage VT Opportunity	1,664	42,849	10.16
CST - Small Cap Core I	1,322	44,309	10.11
CST - International Focus	1,795	28,600	9.17
CST - Global Small Cap Focus	732	15,971	7.36
Lazard - Retirement Emerging Markets	4,792	120,743	11.55
SAI - Mid Cap Value	427	2,826	5.91
SAI - Mid Cap Value Investor Class	360	2,969	5.91
SAI - Small Cap Blend	539	3,986	5.54
SAI - Small Cap Blend Investor Class	660	5,860	5.54

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2008 and 2007 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2008	2007	2008	2007
VIP - Money Market
Units Issued	45,014	36,885	3,912	1,963
Units Redeemed	(30,652)	(36,697)	(1,852)	(2,112)
Net Increase (Decrease)	14,362	188	2,060	(149)
VIP - High Income
Units Issued	592	979	148	96
Units Redeemed	(1,581)	(2,360)	(350)	(359)
Net Increase (Decrease)	(989)	(1,381)	(202)	(263)
VIP - Equity-Income
Units Issued	352	872	49	86
Units Redeemed	(2,748)	(3,924)	(485)	(411)
Net Increase (Decrease)	(2,396)	(3,052)	(436)	(325)
VIP - Growth
Units Issued	510	755	83	108
Units Redeemed	(1,780)	(2,548)	(248)	(218)
Net Increase (Decrease)	(1,270)	(1,793)	(165)	(110)
VIP - Overseas
Units Issued	8	15	2	1
Units Redeemed	(667)	(1,017)	(82)	(48)
Net Increase (Decrease)	(659)	(1,002)	(80)	(47)
VIP - Overseas, Class R
Units Issued	1,162	3,365	153	426
Units Redeemed	(3,336)	(3,111)	(538)	(353)
Net Increase (Decrease)	(2,174)	254	(385)	73
VIP - Investment Grade Bond
Units Issued	2,709	1,810	455	156
Units Redeemed	(4,049)	(4,046)	(852)	(640)
Net Increase (Decrease)	(1,340)	(2,236)	(397)	(484)
VIP - Index 500
Units Issued	1,581	1,503	152	121
Units Redeemed	(3,657)	(4,647)	(510)	(423)
Net Increase (Decrease)	(2,076)	(3,144)	(358)	(302)
VIP - Asset Manager
Units Issued	692	305	209	39
Units Redeemed	(2,045)	(1,911)	(400)	(261)
Net Increase (Decrease)	(1,353)	(1,606)	(191)	(222)
VIP - Asset Manager: Growth
Units Issued	473	155	155	11
Units Redeemed	(1,036)	(1,021)	(193)	(170)
Net Increase (Decrease)	(563)	(866)	(38)	(159)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2008	2007	2008	2007
VIP - Contrafund
Units Issued	2,084	1,873	238	157
Units Redeemed	(6,209)	(8,025)	(798)	(637)
Net Increase (Decrease)	(4,125)	(6,152)	(560)	(480)
VIP - Balanced
Units Issued	1,364	1,823	307	229
Units Redeemed	(2,767)	(2,452)	(611)	(598)
Net Increase (Decrease)	(1,403)	(629)	(304)	(369)
VIP - Dynamic Capital Appreciation
Units Issued	267	947	10	58
Units Redeemed	(1,039)	(1,942)	(141)	(174)
Net Increase (Decrease)	(772)	(995)	(131)	(116)
VIP - Growth & Income
Units Issued	959	404	310	72
Units Redeemed	(1,865)	(2,120)	(432)	(411)
Net Increase (Decrease)	(906)	(1,716)	(122)	(339)
VIP - Growth Opportunities
Units Issued	653	1,059	121	184
Units Redeemed	(1,733)	(1,956)	(322)	(321)
Net Increase (Decrease)	(1,080)	(897)	(201)	(137)
VIP - Mid Cap
Units Issued	1,801	2,285	214	252
Units Redeemed	(6,460)	(9,140)	(1,199)	(943)
Net Increase (Decrease)	(4,659)	(6,855)	(985)	(691)
VIP - Value Strategies
Units Issued	365	3,522	39	407
Units Redeemed	(2,163)	(4,076)	(427)	(448)
Net Increase (Decrease)	(1,798)	(554)	(388)	(41)
VIP - Utilities
Units Issued	848	5,159	216	659
Units Redeemed	(2,331)	(5,639)	(374)	(723)
Net Increase (Decrease)	(1,483)	(480)	(158)	(64)
VIP - Technology
Units Issued	1,681	3,047	145	376
Units Redeemed	(2,960)	(3,201)	(277)	(362)
Net Increase (Decrease)	(1,279)	(154)	(132)	14
VIP - Energy
Units Issued	3,203	3,747	378	450
Units Redeemed	(5,442)	(5,107)	(621)	(472)
Net Increase (Decrease)	(2,239)	(1,360)	(243)	(22)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2008	2007	2008	2007
VIP - Health Care
Units Issued	1,553	815	262	78
Units Redeemed	(1,459)	(2,070)	(157)	(188)
Net Increase (Decrease)	94	(1,255)	105	(110)
VIP - Financial Services
Units Issued	2,245	1,041	201	84
Units Redeemed	(1,384)	(1,942)	(200)	(211)
Net Increase (Decrease)	861	(901)	1	(127)
VIP - Industrials
Units Issued	808	738	160	119
Units Redeemed	(992)	(1,129)	(157)	(127)
Net Increase (Decrease)	(184)	(391)	3	(8)
VIP - Consumer Discretionary
Units Issued	141	280	72	28
Units Redeemed	(155)	(673)	(49)	(97)
Net Increase (Decrease)	(14)	(393)	23	(69)
VIP - Real Estate
Units Issued	1,125	1,959	188	185
Units Redeemed	(1,489)	(6,300)	(254)	(699)
Net Increase (Decrease)	(364)	(4,341)	(66)	(514)
VIP - Strategic Income
Units Issued	3,106	3,035	508	328
Units Redeemed	(3,470)	(3,713)	(559)	(460)
Net Increase (Decrease)	(364)	(678)	(51)	(132)
VIP - Aggressive Growth
Units Issued	346	1,019	56	176
Units Redeemed	(684)	(563)	(92)	(50)
Net Increase (Decrease)	338	456	(36)	126
VIP - International Capital Appreciation
Units Issued	0	0	0	0
Units Redeemed	0	0	0	0
Net Increase (Decrease)	0	0	0	0
VIP - International Capital Appreciation, Class R
Units Issued	214	1,829	37	342
Units Redeemed	(1,063)	(1,022)	(211)	(118)
Net Increase (Decrease)	(849)	807	(174)	224
VIP - Value Leaders
Units Issued	1,382	936	430	107
Units Redeemed	(1,059)	(1,869)	(234)	(203)
Net Increase (Decrease)	323	(933)	196	(96)
VIP - Value
Units Issued	465	1,455	58	178
Units Redeemed	(657)	(1,221)	(91)	(148)
Net Increase (Decrease)	(192)	234	(33)	30

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2008	2007	2008	2007
VIP - Growth Stock
Units Issued	312	612	55	68
Units Redeemed	(643)	(282)	(86)	(53)
Net Increase (Decrease)	(331)	330	(31)	15
VIP - Freedom Income
Units Issued	537	631	0	0
Units Redeemed	(512)	(648)	0	0
Net Increase (Decrease)	25	(17)	0	0
VIP - Freedom 2005
Units Issued	252	407	0	0
Units Redeemed	(322)	(349)	0	0
Net Increase (Decrease)	(70)	58	0	0
VIP - Freedom 2010
Units Issued	842	858	0	0
Units Redeemed	(1,022)	(605)	0	0
Net Increase (Decrease)	(180)	253	0	0
VIP - Freedom 2015
Units Issued	816	1,243	0	0
Units Redeemed	(676)	(690)	0	0
Net Increase (Decrease)	140	553	0	0
VIP - Freedom 2020
Units Issued	925	861	0	0
Units Redeemed	(786)	(499)	0	0
Net Increase (Decrease)	139	362	0	0
VIP - Freedom 2025
Units Issued	281	551	0	0
Units Redeemed	(213)	(182)	0	0
Net Increase (Decrease)	68	369	0	0
VIP - Freedom 2030
Units Issued	334	794	0	0
Units Redeemed	(424)	(431)	0	0
Net Increase (Decrease)	(90)	363	0	0
VIP - Disciplined Small Cap
Units Issued	767	934	157	81
Units Redeemed	(661)	(806)	(56)	(67)
Net Increase (Decrease)	106	128	101	14

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2008	2007	2008	2007
VIP - Funds Manager 20%
Units Issued	2,813	1,894	1,004	249
Units Redeemed	(2,057)	(664)	(248)	(174)
Net Increase (Decrease)	756	1,230	756	75
VIP - Funds Manager 50%
Units Issued	3,682	3,113	2,480	1,608
Units Redeemed	(2,376)	(1,274)	(981)	(421)
Net Increase (Decrease)	1,306	1,839	1,499	1,187
VIP - Funds Manager 60% (a)
Units Issued	1,351	0	1,982	0
Units Redeemed	(318)	0	(1,323)	0
Net Increase (Decrease)	1,033	0	659	0
VIP - Funds Manager 70%
Units Issued	2,363	4,152	1,418	1,618
Units Redeemed	(2,662)	(2,168)	(1,154)	(350)
Net Increase (Decrease)	(299)	1,984	264	1,268
VIP - Funds Manager 85%
Units Issued	1,582	2,482	476	1,095
Units Redeemed	(1,492)	(1,489)	(443)	(340)
Net Increase (Decrease)	90	993	33	755
VIP - Consumer Staples (a)
Units Issued	1,136	466	176	22
Units Redeemed	(660)	(44)	(58)	(3)
Net Increase (Decrease)	476	422	118	19
VIP - Materials (a)
Units Issued	2,391	1,080	245	124
Units Redeemed	(1,773)	(249)	(232)	(38)
Net Increase (Decrease)	618	831	13	86
VIP - Telecommunications (a)
Units Issued	155	403	12	27
Units Redeemed	(151)	(276)	(11)	(12)
Net Increase (Decrease)	4	127	1	15
VIP - Emerging Markets (a)
Units Issued	811	0	73	0
Units Redeemed	(259)	0	(20)	0
Net Increase (Decrease)	552	0	53	0
UIF - Emerging Markets Equity
Units Issued	1,241	4,992	134	496
Units Redeemed	(4,880)	(5,795)	(631)	(434)
Net Increase (Decrease)	(3,639)	(803)	(497)	62

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2008	2007	2008	2007
UIF - Emerging Markets Debt
Units Issued	509	351	118	54
Units Redeemed	(755)	(935)	(108)	(82)
Net Increase (Decrease)	(246)	(584)	10	(28)
UIF - Global Value Equity
Units Issued	149	509	26	61
Units Redeemed	(707)	(1,107)	(147)	(124)
Net Increase (Decrease)	(558)	(598)	(121)	(63)
UIF - International Magnum
Units Issued	493	1,632	54	166
Units Redeemed	(1,891)	(2,676)	(336)	(321)
Net Increase (Decrease)	(1,398)	(1,044)	(282)	(155)
OMIF - Growth II
Units Issued	3	34	0	0
Units Redeemed	(1,141)	(402)	(115)	(23)
Net Increase (Decrease)	(1,138)	(368)	(115)	(23)
OMIF - Small Cap
Units Issued	49	3	1	0
Units Redeemed	(2,607)	(616)	(617)	(102)
Net Increase (Decrease)	(2,558)	(613)	(616)	(102)
OMIF - Select Value
Units Issued	0	0	0	1
Units Redeemed	(1,089)	(225)	(349)	(51)
Net Increase (Decrease)	(1,089)	(225)	(349)	(50)
OMIF - Columbus Circle Technology & Communications
Units Issued	9	28	0	2
Units Redeemed	(4,335)	(1,665)	(188)	(45)
Net Increase (Decrease)	(4,326)	(1,637)	(188)	(43)
OMIF - Large Cap Growth
Units Issued	1	0	0	2
Units Redeemed	(2,550)	(757)	(197)	(48)
Net Increase (Decrease)	(2,549)	(757)	(197)	(46)
WFAF - Advantage VT Discovery
Units Issued	10	0	2	3
Units Redeemed	(383)	(580)	(49)	(60)
Net Increase (Decrease)	(373)	(580)	(47)	(57)
WFAF - Advantage VT Opportunity
Units Issued	9	0	6	0
Units Redeemed	(262)	(364)	(61)	(35)
Net Increase (Decrease)	(253)	(364)	(55)	(35)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2008	2007	2008	2007
CST - Small Cap Core I
Units Issued	51	118	17	5
Units Redeemed	(545)	(1,069)	(75)	(122)
Net Increase (Decrease)	(494)	(951)	(58)	(117)
CST - International Focus
Units Issued	698	511	195	49
Units Redeemed	(876)	(843)	(118)	(56)
Net Increase (Decrease)	(178)	(332)	77	(7)
CST - Global Small Cap Focus (a)
Units Issued	33	156	3	32
Units Redeemed	(337)	(747)	(48)	(83)
Net Increase (Decrease)	(304)	(591)	(45)	(51)
Lazard - Retirement Emerging Markets
Units Issued	2,490	5,380	251	514
Units Redeemed	(3,713)	(2,847)	(432)	(264)
Net Increase (Decrease)	1,223	2,533	(181)	250
SAI - Mid Cap Value (a)
Units Issued	383	125	106	2
Units Redeemed	(134)	(59)	(3)	0
Net Increase (Decrease)	249	66	103	2
SAI - Small Cap Blend (a)
Units Issued	546	159	96	2
Units Redeemed	(205)	(61)	(2)	(1)
Net Increase (Decrease)	341	98	94	1
	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2008	2007	2008	2007
VIP - Money Market Investor Class
Units Issued	143,746	171,174	388	735
Units Redeemed	(113,122)	(120,696)	(311)	(776)
Net Increase (Decrease)	30,624	50,478	77	(41)
VIP - High Income Investor Class
Units Issued	7,561	7,034	0	0
Units Redeemed	(6,127)	(5,720)	0	0
Net Increase (Decrease)	1,434	1,314	0	0
VIP - Equity Income Investor Class
Units Issued	3,535	9,735	0	0
Units Redeemed	(5,515)	(6,147)	0	0
Net Increase (Decrease)	(1,980)	3,588	0	0

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2008	2007	2008	2007
VIP - Growth Investor Class
Units Issued	3,359	6,077	0	0
Units Redeemed	(3,765)	(1,697)	0	0
Net Increase (Decrease)	(406)	4,380	0	0
VIP - Overseas, Class R Investor Class
Units Issued	3,007	6,868	0	0
Units Redeemed	(4.266)	(2,260)	0	0
Net Increase (Decrease)	(1,259)	4,608	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	11,792	8,954	0	0
Units Redeemed	(7,253)	(3,250)	0	0
Net Increase (Decrease)	4,539	5,704	0	0
VIP - Asset Manager Investor Class
Units Issued	4,771	1,580	0	0
Units Redeemed	(2,872)	(557)	0	0
Net Increase (Decrease)	1,899	1,023	0	0
VIP - Index 500
Units Issued	10,169	10,277	0	0
Units Redeemed	(6,257)	(4,137)	0	0
Net Increase (Decrease)	3,912	6,140	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	2,145	836	0	0
Units Redeemed	(1,103)	(299)	0	0
Net Increase (Decrease)	1,042	537	0	0
VIP - Contrafund Investor Class
Units Issued	11,725	16,412	0	0
Units Redeemed	(9,831)	(6,699)	0	0
Net Increase (Decrease)	1,894	9,713	0	0
VIP - Balanced Investor Class
Units Issued	6,671	10,502	0	0
Units Redeemed	(5,971)	(2,370)	0	0
Net Increase (Decrease)	700	8,132	0	0
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	383	1,468	0	0
Units Redeemed	(888)	(921)	0	0
Net Increase (Decrease)	(505)	547	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2008	2007	2008	2007
VIP - Growth & Income Investor Class
Units Issued	1,502	1,232	0	0
Units Redeemed	(1,163)	(338)	0	0
Net Increase (Decrease)	339	894	0	0
VIP - Growth Opportunities Investor Class
Units Issued	838	1,380	0	0
Units Redeemed	(1,204)	(492)	0	0
Net Increase (Decrease)	(366)	888	0	0
VIP - Mid Cap Investor Class
Units Issued	5,434	8,407	0	0
Units Redeemed	(5,747)	(4,244)	0	0
Net Increase (Decrease)	(313)	4,163	0	0
VIP - Value Strategies Investor Class
Units Issued	781	4,945	0	0
Units Redeemed	(2,079)	(2,975)	0	0
Net Increase (Decrease)	(1,298)	1,970	0	0
VIP - Utilities Investor Class
Units Issued	846	3,061	0	0
Units Redeemed	(1,268)	(2,182)	0	0
Net Increase (Decrease)	(422)	879	0	0
VIP - Technology Investor Class
Units Issued	1,449	2,500	0	0
Units Redeemed	(2,022)	(1,447)	0	0
Net Increase (Decrease)	(573)	1,053	0	0
VIP - Energy Investor Class
Units Issued	4,753	4,995	0	0
Units Redeemed	(5,124)	(2,436)	0	0
Net Increase (Decrease)	(371)	2,559	0	0
VIP - Health Care Investor Class
Units Issued	1,669	1,304	0	0
Units Redeemed	(1,050)	(797)	0	0
Net Increase (Decrease)	619	507	0	0
VIP - Financial Services Investor Class
Units Issued	2,323	808	0	0
Units Redeemed	(1,155)	(881)	0	0
Net Increase (Decrease)	1,168	(73)	0	0
VIP - Industrials Investor Class
Units Issued	1,469	1,189	0	0
Units Redeemed	(1,310)	(515)	0	0
Net Increase (Decrease)	159	674	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2008	2007	2008	2007
VIP - Consumer Discretionary Investor Class
Units Issued	132	256	0	0
Units Redeemed	(154)	(418)	0	0
Net Increase (Decrease)	(22)	(162)	0	0
VIP - Real Estate Investor Class
Units Issued	1,999	2,784	0	0
Units Redeemed	(1,507)	(3,364)	0	0
Net Increase (Decrease)	492	(580)	0	0
VIP - Strategic Income Investor Class
Units Issued	10,007	13,263	0	0
Units Redeemed	(7,308)	(3,569)	0	0
Net Increase (Decrease)	2,699	9,694	0	0
VIP - Aggressive Growth Investor Class
Units Issued	477	763	0	0
Units Redeemed	(584)	(365)	0	0
Net Increase (Decrease)	(107)	398	0	0
VIP - International Capital Appreciation, Class R Investor Class
Units Issued	326	1,913	0	0
Units Redeemed	(976)	(1,042)	0	0
Net Increase (Decrease)	(650)	871	0	0
VIP - Value Leaders Investor Class
Units Issued	1,649	2,368	0	0
Units Redeemed	(1,414)	(1,652)	0	0
Net Increase (Decrease)	235	716	0	0
VIP - Value Investor Class
Units Issued	758	2,434	0	0
Units Redeemed	(1,223)	(1,228)	0	0
Net Increase (Decrease)	(465)	1,206	0	0
VIP - Growth Stock Investor Class
Units Issued	321	652	0	0
Units Redeemed	(553)	(334)	0	0
Net Increase (Decrease)	(232)	318	0	0
VIP - Freedom Income Investor Class
Units Issued	884	1,246	0	0
Units Redeemed	(1,013)	(561)	0	0
Net Increase (Decrease)	(129)	685	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2008	2007	2008	2007
VIP - Freedom 2005 Investor Class
Units Issued	205	529	0	0
Units Redeemed	(190)	(301)	0	0
Net Increase (Decrease)	15	228	0	0
VIP - Freedom 2010 Investor Class
Units Issued	1,342	2,404	0	0
Units Redeemed	(1,538)	(661)	0	0
Net Increase (Decrease)	(196)	1,743	0	0
VIP - Freedom 2015 Investor Class
Units Issued	1,532	1,893	0	0
Units Redeemed	(1,136)	(627)	0	0
Net Increase (Decrease)	396	1,266	0	0
VIP - Freedom 2020 Investor Class
Units Issued	2,180	2,267	0	0
Units Redeemed	(1,359)	(598)	0	0
Net Increase (Decrease)	821	1,669	0	0
VIP - Freedom 2025 Investor Class
Units Issued	812	1,063	0	0
Units Redeemed	(453)	(198)	0	0
Net Increase (Decrease)	359	865	0	0
VIP - Freedom 2030 Investor Class
Units Issued	1,112	1,341	0	0
Units Redeemed	(446)	(310)	0	0
Net Increase (Decrease)	666	1,031	0	0
VIP - Freedom Lifetime Income I
Units Issued	0	0	39	157
Units Redeemed	0	0	(120)	(112)
Net Increase (Decrease)	0	0	(81)	45
VIP - Freedom Lifetime Income II
Units Issued	0	0	107	440
Units Redeemed	0	0	(366)	(167)
Net Increase (Decrease)	0	0	(259)	273
VIP - Freedom Lifetime Income III
Units Issued	0	0	23	143
Units Redeemed	0	0	(127)	(39)
Net Increase (Decrease)	0	0	(104)	104
VIP - Disciplined Small Cap Investor Class
Units Issued	1,529	1,682	0	0
Units Redeemed	(1,162)	(744)	0	0
Net Increase (Decrease)	367	938	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2008	2007	2008	2007
VIP - FundsManager 20%
Units Issued	7,155	7,423	18	0
Units Redeemed	(4,560)	(1,398)	0	0
Net Increase (Decrease)	2,595	6,025	18	0
VIP - FundsManager 50%
Units Issued	10,699	17,342	37	0
Units Redeemed	(8,310)	(3,608)	(1)	0
Net Increase (Decrease)	2,389	13,734	36	0
VIP - FundsManager 60% (a)
Units Issued	3,958	0	125	0
Units Redeemed	(950)	0	0	0
Net Increase (Decrease)	3,008	0	125	0
VIP - FundsManager 70%
Units Issued	10,599	19,208	0	0
Units Redeemed	(7,975)	(3,344)	0	0
Net Increase (Decrease)	2,624	15,864	0	0
VIP - FundsManager 85%
Units Issued	4,575	7,576	101	0
Units Redeemed	(3,351)	(1,875)	(1)	0
Net Increase (Decrease)	1,224	5,701	100	0
VIP - Consumer Staples Investor Class (a)
Units Issued	1,733	356	0	0
Units Redeemed	(647)	(21)	0	0
Net Increase (Decrease)	1,086	335	0	0
VIP - Materials Investor Class (a)
Units Issued	1,833	910	0	0
Units Redeemed	(1,298)	(267)	0	0
Net Increase (Decrease)	535	643	0	0
VIP - Telecommunications Investor Class (a)
Units Issued	133	452	0	0
Units Redeemed	(121)	(278)	0	0
Net Increase (Decrease)	12	174	0	0
VIP - Emerging Markets Investor Class (a)
Units Issued	977	0	0	0
Units Redeemed	(383)	0	0	0
Net Increase (Decrease)	594	0	0	0
UIF - Emerging Markets Equity
Units Issued	3,297	8,170	0	0
Units Redeemed	(6,198)	(2,845)	0	0
Net Increase (Decrease)	(2,901)	5,325	0	0

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2008	2007	2008	2007
UIF - Emerging Markets Debt
Units Issued	1,229	1,500	0	0
Units Redeemed	(1,234)	(485)	0	0
Net Increase (Decrease)	(5)	1,015	0	0
UIF - Global Value Equity
Units Issued	455	1,123	0	0
Units Redeemed	(699)	(650)	0	0
Net Increase (Decrease)	(244)	473	0	0
UIF - International Magnum
Units Issued	1,194	3,071	0	0
Units Redeemed	(1,864)	(1,525)	0	0
Net Increase (Decrease)	(670)	1,546	0	0
Lazard - Retirement Emerging Markets
Units Issued	3,155	4,744	0	0
Units Redeemed	(3,455)	(1,934)	0	0
Net Increase (Decrease)	(300)	2,810	0	0
SAI - Mid Cap Value Investor Class (a)
Units Issued	328	237	0	0
Units Redeemed	(139)	(75)	0	0
Net Increase (Decrease)	189	162	0	0
SAI - Small Cap Blend Investor Class (a)
Units Issued	655	373	0	0
Units Redeemed	(303)	(76)	0	0
Net Increase (Decrease)	352	297	0	0
CS - International Focus
Units Issued	427	0	0	0
Units Redeemed	(110)	0	0	0
Net Increase (Decrease)	317	0	0	0
	Fidelity Growth and Guaranteed Income
(in thousands)	2008	2007
VIP - Money Market Investor Class
Units Issued	119,575	32,220
Units Redeemed	(121,116)	(28,119)
Net Increase (Decrease)	(1,541)	4,101
VIP - Balanced Investor Class
Units Issued	76,539	17,441
Units Redeemed	(4,448)	(69)
Net Increase (Decrease)	72,091	17,372
VIP - Funds Manager 60%
Units Issued	60,565	10,192
Units Redeemed	(2,316)	(66)
Net Increase (Decrease)	58,249	10,126

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2008	56,273	$21.88	$21.46	$ 1,229,224	0.80%	1.00%	2.95%	2.19%	1.99%
2007	39,849	$21.41	$21.04	$ 852,298	0.80%	1.00%	5.09%	4.36%	4.15%
2006	39,810	$20.51	$20.20	$ 815,881	0.80%	1.00%	4.79%	4.04%	3.83%
2005	39,126	$19.71	$19.45	$ 770,756	0.80%	1.00%	2.99%	2.21%	2.00%
2004	42,027	$19.29	$19.07	$ 810,107	0.80%	1.00%	1.20%	0.40%	0.19%
VIP - Money Market Investor Class
2008	132,876	$11.41	$10.29	$ 1,513,016	0.25%	1.25%	2.92%	2.74%	1.70%
2007	103,716	$11.10	$10.12	$ 1,147,660	0.25%	1.25%	4.85%	4.89%	1.20%
2006	49,177	$10.59	$10.54	$ 520,616	0.25%	0.60%	4.80%	4.55%	4.19%
2005	11,691	$10.13	$10.11	$ 118,379	0.25%	0.60%	1.37%	1.26%	1.12% (c)
VIP - High Income
2008	4,637	$23.89	$23.43	$ 110,267	0.80%	1.00%	7.90%	(25.59%)	(25.74%)
2007	5,828	$32.11	$31.55	$ 186,401	0.80%	1.00%	7.36%	1.96%	1.75%
2006	7,473	$31.49	$31.01	$ 234,543	0.80%	1.00%	7.18%	10.35%	10.13%
2005	9,439	$28.54	$28.16	$ 268,654	0.80%	1.00%	14.70%	1.88%	1.68%
2004	12,121	$28.01	$27.69	$ 338,797	0.80%	1.00%	8.53%	8.71%	8.49%
VIP - High Income Investor Class
2008	8,134	$8.60	$8.60	$ 69,947	0.25%	0.25%	7.94%	(25.14%)	(25.14%)
2007	6,700	$11.49	$11.49	$ 76,967	0.25%	0.25%	8.85%	2.30%	2.30%
2006	5,387	$11.23	$11.23	$ 60,491	0.25%	0.25%	12.57%	10.96%	10.96%
2005	1,315	$10.12	$10.12	$ 13,306	0.25%	0.25%	15.69%	1.20%	1.20% (c)
VIP - Equity-Income
2008	10,803	$39.44	$38.69	$ 424,958	0.80%	1.00%	2.30%	(43.12%)	(43.23%)
2007	13,635	$69.34	$68.14	$ 943,119	0.80%	1.00%	1.64%	0.71%	0.51%
2006	17,012	$68.85	$67.80	$ 1,168,800	0.80%	1.00%	3.36%	19.23%	19.00%
2005	19,261	$57.74	$56.97	$ 1,110,065	0.80%	1.00%	1.69%	5.02%	4.81%
2004	22,947	$54.98	$54.36	$ 1,259,854	0.80%	1.00%	1.52%	10.63%	10.41%
VIP - Equity-Income Investor Class
2008	13,030	$7.10	$7.10	$ 92,452	0.25%	0.25%	2.34%	(42.85%)	(42.85%)
2007	15,010	$12.42	$12.42	$ 186,353	0.25%	0.25%	1.78%	1.13%	1.13%
2006	11,422	$12.28	$12.28	$ 140,223	0.25%	0.25%	3.65%	19.74%	19.74%
2005	2,998	$10.25	$10.25	$ 30,737	0.25%	0.25%	-	2.52%	2.52% (c)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2006.

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth
2008	8,479	$40.04	$39.27	$ 338,847	0.80%	1.00%	0.78%	(47.59%)	(47.70%)
2007	9,915	$76.40	$75.09	$ 756,185	0.80%	1.00%	0.86%	25.94%	25.69%
2006	11,817	$60.67	$59.74	$ 715,838	0.80%	1.00%	0.41%	6.00%	5.78%
2005	14,639	$57.23	$56.47	$ 836,725	0.80%	1.00%	0.53%	4.95%	4.74%
2004	18,994	$54.53	$53.92	$ 1,034,785	0.80%	1.00%	0.27%	2.55%	2.34%
VIP - Growth Investor Class
2008	9,026	$7.28	$7.28	$ 65,684	0.25%	0.25%	0.70%	(47.35%)	(47.35%)
2007	9,432	$13.82	$13.82	$ 130,363	0.25%	0.25%	0.62%	26.49%	26.49%
2006	5,052	$10.93	$10.93	$ 55,208	0.25%	0.25%	0.25%	6.45%	6.45%
2005	1,803	$10.27	$10.27	$ 18,510	0.25%	0.25%	-	2.65%	2.65% (c)
VIP - Overseas
2008	3,588	$26.57	$26.06	$ 95,220	0.80%	1.00%	2.43%	(44.26%)	(44.37%)
2007	4,328	$47.67	$46.85	$ 206,041	0.80%	1.00%	3.27%	16.37%	16.13%
2006	5,378	$40.97	$40.34	$ 220,071	0.80%	1.00%	0.91%	17.14%	16.90%
2005	6,447	$34.97	$34.51	$ 225,259	0.80%	1.00%	0.71%	18.10%	17.86%
2004	8,403	$29.61	$29.28	$ 248,616	0.80%	1.00%	1.24%	12.72%	12.50%
VIP - Overseas, Class R
2008	5,700	$9.98	$9.89	$ 56,847	0.80%	1.00%	2.17%	(44.27%)	(44.38%)
2007	8,259	$17.91	$17.78	$ 147,801	0.80%	1.00%	3.38%	16.41%	16.18%
2006	7,932	$15.39	$15.30	$ 121,976	0.80%	1.00%	0.78%	17.08%	16.84%
2005	6,650	$13.14	$13.10	$ 87,366	0.80%	1.00%	0.62%	18.16%	17.93%
2004	4,800	$11.12	$11.11	$ 53,380	0.80%	1.00%	-	11.23%	11.08% (e)
VIP - Overseas, Class R Investor Class
2008	10,333	$8.53	$8.53	$ 88,190	0.25%	0.25%	2.36%	(44.01%)	(44.01%)
2007	11,592	$15.24	$15.24	$ 176,714	0.25%	0.25%	3.29%	16.91%	16.91%
2006	6,984	$13.04	$13.04	$ 91,070	0.25%	0.25%	0.50%	17.65%	17.65%
2005	2,175	$11.08	$11.08	$ 24,102	0.25%	0.25%	-	10.83%	10.83% (c)
VIP - Investment Grade Bond
2008	12,725	$29.11	$28.55	$ 368,697	0.80%	1.00%	4.32%	(4.03%)	(4.22%)
2007	14,462	$30.33	$29.80	$ 436,813	0.80%	1.00%	4.40%	3.51%	3.30%
2006	17,181	$29.30	$28.85	$ 501,653	0.80%	1.00%	4.27%	3.52%	3.31%
2005	21,640	$28.30	$27.93	$ 610,716	0.80%	1.00%	3.67%	1.38%	1.17%
2004	23,801	$27.92	$27.61	$ 662,933	0.80%	1.00%	4.31%	3.62%	3.41%
VIP - Investment Grade Bond Investor Class
2008	20,484	$10.50	$10.50	$ 215,079	0.25%	0.25%	3.77%	(3.52%)	(3.52%)
2007	15,945	$10.88	$10.88	$ 173,527	0.25%	0.25%	3.23%	4.01%	4.01%
2006	10,241	$10.46	$10.46	$ 107,155	0.25%	0.25%	2.36%	4.07%	4.07%
2005	2,792	$10.05	$10.05	$ 28,072	0.25%	0.25%	-	0.54%	0.54% (c)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2006.

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Asset Manager
2008	9,649	$27.91	$27.37	$ 268,386	0.80%	1.00%	2.47%	(29.29%)	(29.43%)
2007	11,194	$39.47	$38.79	$ 440,524	0.80%	1.00%	6.11%	14.57%	14.34%
2006	13,021	$34.45	$33.93	$ 447,443	0.80%	1.00%	2.83%	6.46%	6.25%
2005	15,615	$32.36	$31.93	$ 504,144	0.80%	1.00%	2.80%	3.21%	3.01%
2004	18,388	$31.35	$31.00	$ 575,514	0.80%	1.00%	2.75%	4.62%	4.41%
VIP - Asset Manager Investor Class
2008	5,243	$8.93	$8.93	$ 46,832	0.25%	0.25%	2.82%	(28.97%)	(28.97%)
2007	3,344	$12.58	$12.58	$ 42,052	0.25%	0.25%	6.19%	15.09%	15.09%
2006	2,321	$10.93	$10.93	$ 25,363	0.25%	0.25%	1.53%	6.97%	6.97%
2005	875	$10.22	$10.22	$ 8,940	0.25%	0.25%	-	2.15%	2.15% (c)
VIP - Index 500
2008	35,594	$7.76	$24.45	$ 523,217	0.25%	1.00%	2.20%	(37.16%)	(37.63%)
2007	34,117	$12.36	$39.21	$ 884,464	0.25%	1.00%	3.56%	5.17%	4.38%
2006	31,422	$11.75	$37.56	$ 903,763	0.25%	1.00%	1.73%	15.44%	14.58%
2005	28,679	$10.18	$32.78	$ 868,798	0.25%	1.00%	1.82%	1.76%	3.78%
2004	28,949	$31.95	$31.59	$ 923,780	0.80%	1.00%	1.32%	9.73%	9.51%
VIP - Asset Manager: Growth
2008	4,890	$16.91	$16.59	$ 82,393	0.80%	1.00%	1.79%	(36.33%)	(36.46%)
2007	5,490	$26.56	$26.11	$ 145,388	0.80%	1.00%	4.24%	18.01%	17.77%
2006	6,515	$22.51	$22.17	$ 146,264	0.80%	1.00%	2.14%	6.13%	5.92%
2005	8,098	$21.21	$20.93	$ 171,358	0.80%	1.00%	2.49%	3.06%	2.85%
2004	9,770	$20.58	$20.35	$ 200,687	0.80%	1.00%	2.35%	5.13%	4.92%
VIP - Asset Manager: Growth Investor Class
2008	2,169	$8.27	$8.27	$ 17,930	0.25%	0.25%	2.26%	(36.01%)	(36.01%)
2007	1,127	$12.92	$12.92	$ 14,563	0.25%	0.25%	4.32%	18.48%	18.48%
2006	590	$10.90	$10.90	$ 6,439	0.25%	0.25%	0.70%	6.53%	6.53%
2005	106	$10.24	$10.24	$ 1,085	0.25%	0.25%	-	2.35%	2.35% (c)
VIP - Contrafund
2008	26,628	$29.46	$28.89	$ 782,687	0.80%	1.00%	0.93%	(42.98%)	(43.09%)
2007	31,312	$51.65	$50.76	$ 1,614,334	0.80%	1.00%	0.89%	16.65%	16.41%
2006	37,944	$44.28	$43.61	$ 1,677,582	0.80%	1.00%	1.27%	10.83%	10.60%
2005	45,857	$39.95	$39.43	$ 1,829,725	0.80%	1.00%	0.28%	16.00%	15.77%
2004	45,493	$34.44	$34.06	$ 1,565,303	0.80%	1.00%	0.33%	14.55%	14.32%
VIP - Contrafund Investor Class
2008	35,197	$7.97	$7.97	$ 280,538	0.25%	0.25%	0.94%	(42.74%)	(42.74%)
2007	33,303	$13.92	$13.92	$ 463,608	0.25%	0.25%	1.01%	17.17%	17.17%
2006	23,590	$11.88	$11.88	$ 280,267	0.25%	0.25%	1.33%	11.32%	11.32%
2005	7,628	$10.67	$10.67	$ 81,404	0.25%	0.25%	-	6.72%	6.72% (c)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2006.

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Balanced
2008	9,106	$12.25	$12.02	$ 110,975	0.80%	1.00%	1.61%	(34.49%)	(34.62%)
2007	10,814	$18.70	$18.38	$ 201,326	0.80%	1.00%	3.29%	8.17%	7.95%
2006	11,812	$17.29	$17.03	$ 203,386	0.80%	1.00%	2.02%	10.82%	10.59%
2005	12,517	$15.60	$15.40	$ 194,560	0.80%	1.00%	2.62%	4.92%	4.71%
2004	13,471	$14.87	$14.70	$ 199,693	0.80%	1.00%	2.03%	4.63%	4.41%
VIP - Balanced Investor Class
2008	105,199	$8.30	$6.54	$ 716,148	0.25%	1.25%	2.44%	(34.16%)	(34.82%)
2007	32,409	$12.60	$10.03	$ 363,794	0.25%	1.25%	3.53%	8.62%	0.28%
2006	6,904	$11.60	$11.60	$ 80,123	0.25%	0.25%	0.89%	11.28%	11.28%
2005	1,278	$10.43	$10.43	$ 13,332	0.25%	0.25%	-	4.28%	4.28% (c)
VIP - Dynamic Capital Appreciation
2008	1,578	$9.34	$9.25	$ 14,724	0.80%	1.00%	0.61%	(41.71%)	(41.82%)
2007	2,480	$16.03	$15.89	$ 39,718	0.80%	1.00%	0.30%	6.26%	6.04%
2006	3,591	$15.09	$14.99	$ 54,146	0.80%	1.00%	0.50%	13.06%	12.84%
2005	3,972	$13.34	$13.28	$ 52,975	0.80%	1.00%	-	20.18%	19.93%
2004	1,446	$11.10	$11.08	$ 16,055	0.80%	1.00%	-	0.60%	0.39%
VIP - Dynamic Capital Appreciation Investor Class
2008	1,711	$7.75	$7.75	$ 13,263	0.25%	0.25%	0.53%	(41.39%)	(41.39%)
2007	2,217	$13.22	$13.22	$ 29,314	0.25%	0.25%	0.29%	6.64%	6.64%
2006	1,669	$12.40	$12.40	$ 20,701	0.25%	0.25%	0.55%	13.58%	13.58%
2005	651	$10.92	$10.92	$ 7,105	0.25%	0.25%	-	9.18%	9.18% (c)
VIP - Growth & Income
2008	8,641	$12.55	$12.31	$ 108,042	0.80%	1.00%	1.15%	(42.17%)	(42.29%)
2007	9,669	$21.71	$21.33	$ 209,188	0.80%	1.00%	1.85%	11.22%	11.00%
2006	11,725	$19.52	$19.22	$ 228,163	0.80%	1.00%	0.96%	12.27%	12.05%
2005	14,288	$17.38	$17.15	$ 247,713	0.80%	1.00%	1.61%	6.78%	6.56%
2004	18,151	$16.28	$16.10	$ 294,886	0.80%	1.00%	0.92%	4.95%	4.74%
VIP - Growth & Income Investor Class
2008	2,497	$7.67	$7.67	$ 19,159	0.25%	0.25%	1.09%	(41.95%)	(41.95%)
2007	2,157	$13.22	$13.22	$ 28,518	0.25%	0.25%	1.80%	11.77%	11.77%
2006	1,263	$11.83	$11.83	$ 14,936	0.25%	0.25%	0.51%	12.67%	12.67%
2005	443	$10.50	$10.50	$ 4,647	0.25%	0.25%	-	4.96%	4.96% (c)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2006.

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Opportunities
2008	4,849	$7.38	$7.24	$ 35,694	0.80%	1.00%	0.38%	(55.38%)	(55.47%)
2007	6,129	$16.55	$16.26	$ 101,147	0.80%	1.00%	-	22.19%	21.94%
2006	7,163	$13.54	$13.33	$ 96,768	0.80%	1.00%	0.78%	4.61%	4.40%
2005	9,625	$12.94	$12.77	$ 124,343	0.80%	1.00%	0.97%	8.02%	7.81%
2004	12,485	$11.98	$11.85	$ 149,354	0.80%	1.00%	0.54%	6.33%	6.12%
VIP - Growth Opportunities Investor Class
2008	1,056	$6.14	$6.14	$ 6,487	0.25%	0.25%	0.23%	(55.16%)	(55.16%)
2007	1,422	$13.70	$13.70	$ 19,479	0.25%	0.25%	-	22.72%	22.72%
2006	534	$11.16	$11.16	$ 5,960	0.25%	0.25%	0.62%	5.00%	5.00%
2005	396	$10.63	$10.63	$ 4,204	0.25%	0.25%	-	6.28%	6.28% (c)
VIP - Mid Cap
2008	21,386	$14.83	$14.58	$ 316,322	0.80%	1.00%	0.44%	(39.93%)	(40.05%)
2007	27,031	$24.69	$24.31	$ 665,751	0.80%	1.00%	0.91%	14.70%	14.46%
2006	34,576	$21.53	$21.24	$ 742,899	0.80%	1.00%	0.37%	11.80%	11.58%
2005	42,794	$19.26	$19.04	$ 822,698	0.80%	1.00%	-	17.36%	17.13%
2004	43,149	$16.41	$16.25	$ 707,112	0.80%	1.00%	-	23.92%	23.67%
VIP - Mid Cap Investor Class
2008	16,196	$8.33	$8.33	$ 134,928	0.25%	0.25%	0.38%	(39.65%)	(39.65%)
2007	16,509	$13.80	$13.80	$ 227,889	0.25%	0.25%	0.75%	15.17%	15.17%
2006	12,345	$11.99	$11.99	$ 147,969	0.25%	0.25%	0.22%	12.31%	12.31%
2005	4,406	$10.67	$10.67	$ 47,025	0.25%	0.25%	-	6.72%	6.72% (c)
VIP - Value Strategies
2008	4,475	$7.70	$7.61	$ 34,365	0.80%	1.00%	0.68%	(51.55%)	(51.65%)
2007	6,661	$15.88	$15.75	$ 105,634	0.80%	1.00%	0.94%	4.88%	4.66%
2006	7,254	$15.15	$15.05	$ 109,755	0.80%	1.00%	0.63%	15.41%	15.17%
2005	9,714	$13.12	$13.06	$ 127,394	0.80%	1.00%	-	1.84%	1.64%
2004	16,328	$12.89	$12.85	$ 210,340	0.80%	1.00%	-	13.21%	12.98%
VIP - Value Strategies Investor Class
2008	3,164	$6.10	$6.10	$ 19,293	0.25%	0.25%	0.60%	(51.33%)	(51.33%)
2007	4,462	$12.53	$12.53	$ 55,898	0.25%	0.25%	0.77%	5.26%	5.26%
2006	2,492	$11.90	$11.90	$ 29,662	0.25%	0.25%	0.29%	15.89%	15.89%
2005	563	$10.27	$10.27	$ 5,787	0.25%	0.25%	-	2.69%	2.69% (c)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2006.

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Utilities
2008	2,822	$10.15	$10.00	$ 28,577	0.80%	1.00%	1.86%	(36.12%)	(36.25%)
2007	4,464	$15.89	$15.68	$ 70,793	0.80%	1.00%	1.57%	19.70%	19.45%
2006	5,008	$13.27	$13.13	$ 66,381	0.80%	1.00%	2.03%	30.74%	30.48%
2005	2,989	$10.15	$10.06	$ 30,318	0.80%	1.00%	1.88%	8.67%	8.45%
2004	3,568	$9.34	$9.28	$ 33,309	0.80%	1.00%	2.24%	23.61%	23.36%
VIP - Utilities Investor Class
2008	1,670	$10.16	$10.16	$ 16,955	0.25%	0.25%	1.95%	(35.81%)	(35.81%)
2007	2,092	$15.82	$15.82	$ 33,094	0.25%	0.25%	1.94%	20.23%	20.23%
2006	1,213	$13.16	$13.16	$ 15,957	0.25%	0.25%	3.19%	31.24%	31.24%
2005	104	$10.03	$10.03	$ 1,047	0.25%	0.25%	5.18%	0.26%	0.26% (c)
VIP - Technology
2008	3,817	$6.06	$5.97	$ 23,110	0.80%	1.00%	0.14%	(51.17%)	(51.26%)
2007	5,228	$12.41	$12.25	$ 64,826	0.80%	1.00%	-	14.43%	14.20%
2006	5,368	$10.85	$10.73	$ 58,180	0.80%	1.00%	-	7.32%	7.11%
2005	7,097	$10.11	$10.02	$ 71,696	0.80%	1.00%	0.46%	10.00%	9.78%
2004	11,636	$9.19	$9.13	$ 106,873	0.80%	1.00%	-	(0.38%)	(0.58%)
VIP - Technology Investor Class
2008	1,784	$6.55	$6.55	$ 11,682	0.25%	0.25%	0.06%	(50.97%)	(50.97%)
2007	2,357	$13.36	$13.36	$ 31,480	0.25%	0.25%	-	14.86%	14.86%
2006	1,304	$11.63	$11.63	$ 15,161	0.25%	0.25%	-	7.83%	7.83%
2005	508	$10.78	$10.78	$ 5,480	0.25%	0.25%	-	7.84%	7.84% (c)
VIP - Energy
2008	7,589	$14.48	$14.26	$ 109,664	0.80%	1.00%	0.09%	(54.67%)	(54.76%)
2007	10,071	$31.94	$31.53	$ 321,162	0.80%	1.00%	0.28%	44.80%	44.51%
2006	11,453	$22.06	$21.82	$ 252,323	0.80%	1.00%	0.58%	15.98%	15.75%
2005	16,073	$19.02	$18.85	$ 305,374	0.80%	1.00%	0.55%	45.14%	44.85%
2004	8,606	$13.10	$13.01	$ 112,684	0.80%	1.00%	0.86%	22.96%	22.72%
VIP - Energy Investor Class
2008	6,009	$8.43	$8.43	$ 50,657	0.25%	0.25%	0.02%	(54.43%)	(54.43%)
2007	6,380	$18.50	$18.50	$ 118,044	0.25%	0.25%	0.26%	45.51%	45.51%
2006	3,822	$12.71	$12.71	$ 48,591	0.25%	0.25%	0.85%	16.40%	16.40%
2005	1,443	$10.92	$10.92	$ 15,764	0.25%	0.25%	1.00%	9.23%	9.23% (c)
VIP - Health Care
2008	3,706	$9.38	$9.24	$ 34,692	0.80%	1.00%	0.38%	(32.77%)	(32.90%)
2007	3,507	$13.95	$13.77	$ 48,860	0.80%	1.00%	0.54%	9.32%	9.10%
2006	4,873	$12.76	$12.62	$ 62,099	0.80%	1.00%	0.05%	5.49%	5.28%
2005	9,046	$12.09	$11.99	$ 109,317	0.80%	1.00%	0.16%	16.12%	15.89%
2004	5,633	$10.42	$10.34	$ 58,639	0.80%	1.00%	0.30%	8.09%	7.88%
VIP - Health Care Investor Class
2008	2,492	$8.15	$8.15	$ 20,299	0.25%	0.25%	0.31%	(32.48%)	(32.48%)
2007	1,873	$12.06	$12.06	$ 22,595	0.25%	0.25%	0.35%	9.74%	9.74%
2006	1,366	$10.99	$10.99	$ 15,018	0.25%	0.25%	0.06%	5.95%	5.95%
2005	672	$10.38	$10.38	$ 6,976	0.25%	0.25%	-	3.76%	3.76% (c)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2006.

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Financial Services
2008	2,504	$6.45	$6.35	$ 16,123	0.80%	1.00%	2.22%	(50.48%)	(50.58%)
2007	1,642	$13.02	$12.85	$ 21,341	0.80%	1.00%	2.71%	(14.12%)	(14.30%)
2006	2,671	$15.16	$14.99	$ 40,436	0.80%	1.00%	1.17%	15.36%	15.13%
2005	2,224	$13.14	$13.02	$ 29,191	0.80%	1.00%	1.36%	6.85%	6.64%
2004	3,055	$12.30	$12.21	$ 37,542	0.80%	1.00%	-	10.84%	10.61%
VIP - Financial Services Investor Class
2008	2,059	$5.31	$5.31	$ 10,941	0.25%	0.25%	2.51%	(50.30%)	(50.30%)
2007	891	$10.69	$10.69	$ 9,524	0.25%	0.25%	2.60%	(13.81%)	(13.81%)
2006	964	$12.40	$12.40	$ 11,954	0.25%	0.25%	0.53%	15.83%	15.83%
2005	176	$10.71	$10.71	$ 1,889	0.25%	0.25%	-	7.08%	7.08% (c)
VIP - Industrials
2008	1,796	$12.25	$12.07	$ 21,961	0.80%	1.00%	1.05%	(40.32%)	(40.44%)
2007	1,978	$20.53	$20.27	$ 40,545	0.80%	1.00%	0.56%	17.34%	17.11%
2006	2,376	$17.50	$17.31	$ 41,526	0.80%	1.00%	0.86%	14.71%	14.47%
2005	2,744	$15.25	$15.12	$ 41,817	0.80%	1.00%	0.54%	11.98%	11.76%
2004	4,015	$13.62	$13.53	$ 54,651	0.80%	1.00%	0.59%	23.11%	22.86%
VIP - Industrials Investor Class
2008	1,810	$8.54	$8.54	$ 15,465	0.25%	0.25%	1.03%	(39.99%)	(39.99%)
2007	1,651	$14.24	$14.24	$ 23,514	0.25%	0.25%	0.69%	17.82%	17.82%
2006	977	$12.09	$12.09	$ 11,811	0.25%	0.25%	1.29%	15.14%	15.14%
2005	171	$10.50	$10.50	$ 1,795	0.25%	0.25%	1.12%	4.96%	4.96% (c)
VIP - Consumer Discretionary
2008	283	$7.43	$7.32	$ 2,099	0.80%	1.00%	0.58%	(34.63%)	(34.76%)
2007	275	$11.36	$11.22	$ 3,118	0.80%	1.00%	0.22%	(8.88%)	(9.06%)
2006	738	$12.47	$12.34	$ 9,189	0.80%	1.00%	0.66%	11.73%	11.50%
2005	513	$11.16	$11.06	$ 5,720	0.80%	1.00%	-	2.15%	1.94%
2004	732	$10.93	$10.85	$ 7,993	0.80%	1.00%	-	8.46%	8.25%
VIP - Consumer Discretionary Investor Class
2008	177	$6.80	$6.80	$ 1,200	0.25%	0.25%	0.44%	(34.26%)	(34.26%)
2007	198	$10.34	$10.34	$ 2,050	0.25%	0.25%	0.16%	(8.52%)	(8.52%)
2006	360	$11.30	$11.30	$ 4,073	0.25%	0.25%	1.16%	12.34%	12.34%
2005	21	$10.06	$10.06	$ 214	0.25%	0.25%	-	0.61%	0.61% (c)
VIP - Real Estate
2008	2,721	$11.03	$10.92	$ 29,984	0.80%	1.00%	2.60%	(40.35%)	(40.47%)
2007	3,150	$18.50	$18.34	$ 58,211	0.80%	1.00%	0.91%	(18.39%)	(18.55%)
2006	8,004	$22.66	$22.52	$ 181,265	0.80%	1.00%	1.66%	35.62%	35.35%
2005	7,679	$16.71	$16.64	$ 128,262	0.80%	1.00%	2.37%	14.21%	13.98%
2004	9,115	$14.63	$14.60	$ 133,340	0.80%	1.00%	3.02%	33.07%	32.80%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2006.

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Real Estate Investor Class
2008	3,006	$6.99	$6.99	$ 21,022	0.25%	0.25%	2.82%	(40.06%)	(40.06%)
2007	2,515	$11.67	$11.67	$ 29,336	0.25%	0.25%	1.21%	(18.04%)	(18.04%)
2006	3,095	$14.23	$14.23	$ 44,046	0.25%	0.25%	2.59%	36.19%	36.19%
2005	656	$10.45	$10.45	$ 6,855	0.25%	0.25%	5.94%	4.51%	4.51% (c)
VIP - Strategic Income
2008	8,049	$11.12	$11.01	$ 89,331	0.80%	1.00%	4.95%	(10.92%)	(11.10%)
2007	8,464	$12.48	$12.39	$ 105,500	0.80%	1.00%	4.48%	4.74%	4.52%
2006	9,275	$11.92	$11.85	$ 110,417	0.80%	1.00%	4.24%	7.00%	6.79%
2005	10,885	$11.14	$11.10	$ 121,153	0.80%	1.00%	4.26%	2.27%	2.07%
2004	7,800	$10.89	$10.87	$ 84,917	0.80%	1.00%	3.68%	8.89%	8.74%
VIP - Strategic Income Investor Class
2008	21,024	$10.22	$10.22	$ 214,969	0.25%	0.25%	5.21%	(10.56%)	(10.56%)
2007	18,325	$11.43	$11.43	$ 209,503	0.25%	0.25%	5.98%	5.28%	5.28%
2006	8,631	$10.86	$10.86	$ 93,727	0.25%	0.25%	7.24%	7.58%	7.58%
2005	2,134	$10.09	$10.09	$ 21,542	0.25%	0.25%	9.82%	0.93%	0.93% (d)
VIP - Aggressive Growth
2008	590	$6.93	$6.88	$ 4,084	0.80%	1.00%	-	(49.18%)	(49.29%)
2007	964	$13.64	$13.57	$ 13,141	0.80%	1.00%	-	16.58%	16.34%
2006	382	$11.70	$11.67	$ 4,473	0.80%	1.00%	-	7.66%	7.45%
2005	437	$10.87	$10.86	$ 4,745	0.80%	1.00%	-	8.68%	8.57% (d)
VIP - Aggressive Growth Investor Class
2008	593	$6.65	$6.65	$ 3,945	0.25%	0.25%	-	(49.00%)	(49.00%)
2007	700	$13.04	$13.04	$ 9,126	0.25%	0.25%	-	17.10%	17.10%
2006	301	$11.13	$11.13	$ 3,353	0.25%	0.25%	-	8.17%	8.17%
2005	124	$10.29	$10.29	$ 1,281	0.25%	0.25%	-	2.94%	2.94% (c)
VIP - International Capital Appreciation
2006	-	-	-	-	0.80%	1.00%	-	1.22%	1.18%
2005	753	$11.38	$11.37	$ 8,571	0.80%	1.00%	0.29%	13.81%	13.70% (d)
VIP - International Capital Appreciation, Class R
2008	1,145	$6.61	$6.56	$ 7,560	0.80%	1.00%	-	(51.00%)	(51.10%)
2007	2,168	$13.49	$13.42	$ 29,215	0.80%	1.00%	0.83%	4.32%	4.11%
2006	1,136	$12.93	$12.89	$ 14,688	0.80%	1.00%	0.83%	13.58%	13.36% (b)
VIP - International Capital Appreciation Investor Class
2008	2,031	$6.33	$6.33	$ 12,865	0.25%	0.25%	-	(50.77%)	(50.77%)
2007	2,681	$12.86	$12.86	$ 34,491	0.25%	0.25%	0.66%	4.80%	4.80%
2006	1,810	$12.28	$12.28	$ 22,216	0.25%	0.25%	0.87%	13.94%	13.94%
2005	862	$10.77	$10.77	$ 9,285	0.25%	0.25%	0.47%	7.73%	7.73% (c)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2006.

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Leaders
2008	2,542	$7.05	$7.00	$ 17,904	0.80%	1.00%	1.81%	(45.05%)	(45.16%)
2007	2,024	$12.84	$12.77	$ 25,966	0.80%	1.00%	1.08%	3.72%	3.51%
2006	3,054	$12.37	$12.34	$ 37,775	0.80%	1.00%	0.87%	14.26%	14.03%
2005	3,059	$10.83	$10.82	$ 33,122	0.80%	1.00%	0.57%	8.30%	8.19% (d)
VIP - Value Leaders Investor Class
2008	3,147	$6.88	$6.88	$ 21,639	0.25%	0.25%	1.67%	(44.81%)	(44.81%)
2007	2,912	$12.46	$12.46	$ 36,274	0.25%	0.25%	1.29%	4.22%	4.22%
2006	2,197	$11.95	$11.95	$ 26,254	0.25%	0.25%	1.52%	14.70%	14.70%
2005	394	$10.42	$10.42	$ 4,102	0.25%	0.25%	1.05%	4.20%	4.20% (c)
VIP - Value
2008	1,166	$6.52	$6.47	$ 7,595	0.80%	1.00%	0.93%	(46.97%)	(47.08%)
2007	1,392	$12.29	$12.23	$ 17,088	0.80%	1.00%	0.57%	1.27%	1.07%
2006	1,127	$12.13	$12.10	$ 13,671	0.80%	1.00%	1.26%	13.84%	13.61%
2005	768	$10.66	$10.65	$ 8,190	0.80%	1.00%	0.65%	6.60%	6.49% (d)
VIP - Value Investor Class
2008	2,420	$6.37	$6.37	$ 15,419	0.25%	0.25%	0.82%	(46.66%)	(46.66%)
2007	2,885	$11.95	$11.95	$ 34,465	0.25%	0.25%	0.57%	1.73%	1.73%
2006	1,679	$11.74	$11.74	$ 19,714	0.25%	0.25%	1.17%	14.20%	14.20%
2005	665	$10.28	$10.28	$ 6,835	0.25%	0.25%	1.15%	2.83%	2.83% (c)
VIP - Growth Stock
2008	441	$7.09	$7.04	$ 3,120	0.80%	1.00%	0.12%	(45.11%)	(45.23%)
2007	804	$12.91	$12.85	$ 10,372	0.80%	1.00%	-	21.68%	21.43%
2006	459	$10.61	$10.58	$ 4,876	0.80%	1.00%	0.05%	0.31%	0.11%
2005	1,809	$10.58	$10.57	$ 19,138	0.80%	1.00%	-	5.80%	5.70% (d)
VIP - Growth Stock Investor Class
2008	437	$7.00	$7.00	$ 3,061	0.25%	0.25%	0.11%	(44.82%)	(44.82%)
2007	669	$12.69	$12.69	$ 8,494	0.25%	0.25%	-	22.15%	22.15%
2006	351	$10.39	$10.39	$ 3,652	0.25%	0.25%	0.02%	0.69%	0.69%
2005	200	$10.32	$10.32	$ 2,068	0.25%	0.25%	-	3.19%	3.19% (c)
VIP - Freedom Income
2008	711	$10.16	$10.16	$ 7,221	0.80%	0.80%	3.51%	(11.17%)	(11.17%)
2007	685	$11.44	$11.44	$ 7,833	0.80%	0.80%	3.71%	5.35%	5.35%
2006	701	$10.86	$10.86	$ 7,614	0.80%	0.80%	3.75%	6.09%	6.09%
2005	441	$10.23	$10.23	$ 4,516	0.80%	0.80%	1.37%	2.32%	2.32% (d)
VIP - Freedom Income Investor Class
2008	1,515	$10.20	$10.20	$ 15,455	0.25%	0.25%	3.22%	(10.77%)	(10.77%)
2007	1,644	$11.43	$11.43	$ 18,793	0.25%	0.25%	5.58%	5.81%	5.81%
2006	958	$10.81	$10.81	$ 10,356	0.25%	0.25%	0.21%	6.57%	6.57%
2005	234	$10.14	$10.14	$ 2,376	0.25%	0.25%	-	1.41%	1.41% (c)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2006.

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2005
2008	584	$9.28	$9.28	$ 5,417	0.80%	0.80%	3.50%	(24.44%)	(24.44%)
2007	654	$12.28	$12.28	$ 8,036	0.80%	0.80%	3.26%	7.78%	7.78%
2006	596	$11.40	$11.40	$ 6,795	0.80%	0.80%	2.82%	8.71%	8.71%
2005	451	$10.48	$10.48	$ 4,723	0.80%	0.80%	0.74%	4.82%	4.82% (d)
VIP - Freedom 2005 Investor Class
2008	622	$9.21	$9.21	$ 5,734	0.25%	0.25%	3.01%	(24.10%)	(24.10%)
2007	608	$12.14	$12.14	$ 7,373	0.25%	0.25%	4.26%	8.28%	8.28%
2006	379	$11.21	$11.21	$ 4,253	0.25%	0.25%	0.34%	9.44%	9.44%
2005	177	$10.24	$10.24	$ 1,810	0.25%	0.25%	-	2.41%	2.41% (c)
VIP - Freedom 2010
2008	1,681	$9.18	$9.18	$ 15,426	0.80%	0.80%	2.71%	(25.65%)	(25.65%)
2007	1,862	$12.34	$12.34	$ 22,972	0.80%	0.80%	2.74%	7.84%	7.84%
2006	1,608	$11.45	$11.45	$ 18,409	0.80%	0.80%	2.11%	8.95%	8.95%
2005	1,000	$10.51	$10.51	$ 10,506	0.80%	0.80%	0.65%	5.06%	5.06% (d)
VIP - Freedom 2010 Investor Class
2008	4,117	$9.09	$9.09	$ 37,407	0.25%	0.25%	2.97%	(25.17%)	(25.17%)
2007	4,313	$12.14	$12.14	$ 52,377	0.25%	0.25%	4.00%	8.36%	8.36%
2006	2,571	$11.21	$11.21	$ 28,808	0.25%	0.25%	0.22%	9.21%	9.21%
2005	950	$10.26	$10.26	$ 9,752	0.25%	0.25%	-	2.61%	2.61% (c)
VIP - Freedom 2015
2008	2,351	$9.20	$9.20	$ 21,625	0.80%	0.80%	2.87%	(27.61%)	(27.61%)
2007	2,212	$12.71	$12.71	$ 28,100	0.80%	0.80%	3.05%	8.45%	8.45%
2006	1,658	$11.72	$11.72	$ 19.429	0.80%	0.80%	1.39%	10.15%	10.15%
2005	1,040	$10.64	$10.64	$ 11,068	0.80%	0.80%	0.74%	6.37%	6.37% (d)
VIP - Freedom 2015 Investor Class
2008	4,872	$9.05	$9.05	$ 44,069	0.25%	0.25%	3.04%	(27.30%)	(27.30%)
2007	4,476	$12.44	$12.44	$ 55,690	0.25%	0.25%	3.72%	8.99%	8.99%
2006	3,210	$11.42	$11.42	$ 36,647	0.25%	0.25%	0.14%	10.61%	10.61%
2005	651	$10.32	$10.32	$ 6,720	0.25%	0.25%	-	3.21%	3.21% (c)
VIP - Freedom 2020
2008	2,003	$8.72	$8.72	$ 17,457	0.80%	0.80%	2.61%	(33.14%)	(33.14%)
2007	1,864	$13.04	$13.04	$ 24,299	0.80%	0.80%	2.34%	9.35%	9.35%
2006	1,502	$11.92	$11.92	$ 17,907	0.80%	0.80%	1.69%	11.06%	11.06%
2005	1,259	$10.74	$10.74	$ 13,512	0.80%	0.80%	0.80%	7.35%	7.35% (d)
VIP - Freedom 2020 Investor Class
2008	6,231	$8.54	$8.54	$ 53,246	0.25%	0.25%	2.78%	(32.80%)	(32.80%)
2007	5,410	$12.72	$12.72	$ 68,795	0.25%	0.25%	3.46%	9.92%	9.92%
2006	3,741	$11.57	$11.57	$ 43,281	0.25%	0.25%	0.24%	11.55%	11.55%
2005	1,040	$10.37	$10.37	$ 10,782	0.25%	0.25%	-	3.71%	3.71% (c)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2006.

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2025
2008	959	$8.63	$8.63	$ 8,271	0.80%	0.80%	2.72%	(34.69%)	(34.69%)
2007	890	$13.21	$13.21	$ 11,761	0.80%	0.80%	2.68%	9.61%	9.61%
2006	522	$12.05	$12.05	$ 6,288	0.80%	0.80%	1.86%	11.59%	11.59%
2005	372	$10.80	$10.80	$ 4,020	0.80%	0.80%	0.87%	8.02%	8.02% (d)
VIP - Freedom 2025 Investor Class
2008	2,399	$8.42	$8.42	$ 20,188	0.25%	0.25%	2.91%	(34.38%)	(34.38%)
2007	2,040	$12.83	$12.83	$ 26,159	0.25%	0.25%	3.46%	10.11%	10.11%
2006	1,175	$11.65	$11.65	$ 13,680	0.25%	0.25%	0.17%	11.98%	11.98%
2005	206	$10.40	$10.40	$ 2,145	0.25%	0.25%	-	4.01%	4.01% (c)
VIP - Freedom 2030
2008	1,245	$8.30	$8.30	$ 10,336	0.80%	0.80%	2.20%	(38.54%)	(38.54%)
2007	1,335	$13.51	$13.51	$ 18,031	0.80%	0.80%	2.27%	10.47%	10.47%
2006	973	$12.23	$12.23	$ 11,893	0.80%	0.80%	1.90%	12.29%	12.29%
2005	659	$10.89	$10.89	$ 7,169	0.80%	0.80%	0.87%	8.87%	8.87% (d)
VIP - Freedom 2030 Investor Class
2008	2,846	$8.06	$8.06	$ 22,948	0.25%	0.25%	2.97%	(38.28%)	(38.28%)
2007	2,181	$13.06	$13.06	$ 28,486	0.25%	0.25%	2.38%	11.00%	11.00%
2006	1,150	$11.77	$11.77	$ 13,534	0.25%	0.25%	0.28%	12.83%	12.83%
2005	440	$10.43	$10.43	$ 4,585	0.25%	0.25%	-	4.31%	4.31% (c)
VIP - Freedom Lifetime Income I
2008	633	$9.19	$9.19	$ 5,816	0.60%	0.60%	3.49%	(23.15%)	(23.15%)
2007	714	$11.95	$11.95	$ 8,532	0.60%	0.60%	3.05%	7.50%	7.50%
2006	669	$11.12	$11.12	$ 7,445	0.60%	0.60%	2.49%	8.50%	8.50%
2005	183	$10.25	$10.25	$ 1,871	0.60%	0.60%	2.11%	2.49%	2.49% (d)
VIP - Freedom Lifetime Income II
2008	1,399	$8.87	$8.87	$ 12,412	0.60%	0.60%	2.94%	(28.93%)	(28.93%)
2007	1,658	$12.48	$12.48	$ 20,699	0.60%	0.60%	2.64%	9.01%	9.01%
2006	1,385	$11.45	$11.45	$ 15,855	0.60%	0.60%	2.16%	10.71%	10.71%
2005	127	$10.34	$10.34	$ 1,316	0.60%	0.60%	1.51%	3.41%	3.41% (d)
VIP - Freedom Lifetime Income III
2008	654	$8.28	$8.28	$ 5,416	0.60%	0.60%	2.53%	(35.64%)	(35.64%)
2007	758	$12.87	$12.87	$ 9,760	0.60%	0.60%	2.44%	10.21%	10.21%
2006	654	$11.68	$11.68	$ 7,638	0.60%	0.60%	1.83%	12.11%	12.11%
2005	182	$10.42	$10.42	$ 1,899	0.60%	0.60%	1.46%	4.19%	4.19% (d)
VIP - Disciplined Small Cap
2008	1,165	$6.43	$6.40	$ 7,483	0.80%	1.00%	1.08%	(34.31%)	(34.45%)
2007	958	$9.79	$9.76	$ 9,377	0.80%	1.00%	0.45%	(3.03%)	(3.23%)
2006	815	$10.10	$10.09	$ 8,233	0.80%	1.00%	0.33%	1.01%	0.87% (b)
VIP - Disciplined Small Cap Investor Class
2008	2,242	$6.51	$6.51	$ 14,603	0.25%	0.25%	0.77%	(34.00%)	(34.00%)
2007	1,875	$9.87	$9.87	$ 18,504	0.25%	0.25%	0.46%	(2.65%)	(2.65%)
2006	937	$10.14	$10.14	$ 9,498	0.25%	0.25%	0.24%	1.37%	1.37% (b)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2006.

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - FundsManager 20%
2008	13,494	$10.12	$9.92	$ 135,995	0.25%	1.00%	3.39%	(8.47%)	(9.16%)
2007	9,370	$11.06	$10.92	$ 103,405	0.25%	1.00%	4.33%	5.75%	4.95%
2006	2,039	$10.45	$10.40	$ 21,296	0.25%	1.00%	3.03%	4.54%	4.01% (b)
VIP - FundsManager 50%
2008	33,766	$8.73	$8.56	$ 293,413	0.25%	1.00%	2.69%	(22.77%)	(23.35%)
2007	28,535	$11.31	$11.17	$ 321,865	0.25%	1.00%	2.98%	6.82%	6.01%
2006	11,776	$10.59	$10.53	$ 124,477	0.25%	1.00%	2.29%	5.86%	5.33% (b)
VIP - FundsManager 60%
2008	73,201	$7.52	$7.34	$ 538,687	0.25%	1.25%	2.65%	(27.11%)	(27.66%)
2007	10,126	$10.17	$10.16	$ 102,926	1.10%	1.25%	1.35%	(0.37%)	(0.42%) (b)
VIP - FundsManager 70%
2008	36,449	$7.78	$7.63	$ 282,634	0.25%	1.00%	2.04%	(32.20%)	(32.71%)
2007	33,860	$11.48	$11.34	$ 387,737	0.25%	1.00%	2.15%	7.52%	6.71%
2006	14,742	$10.68	$10.62	$ 157,178	0.25%	1.00%	2.10%	6.77%	6.24% (b)
VIP - FundsManager 85%
2008	14,682	$7.15	$7.00	$ 104,371	0.25%	1.00%	1.49%	(38.35%)	(38.82%)
2007	13,237	$11.59	$11.45	$ 152,960	0.25%	1.00%	1.49%	8.35%	7.53%
2006	5,787	$10.70	$10.65	$ 61,818	0.25%	1.00%	1.61%	6.99%	6.45% (b)
VIP - Consumer Staples (a)
2008	1,035	$8.65	$8.62	$ 8,951	0.80%	1.00%	1.71%	(21.98%)	(22.14%)
2007	431	$11.09	$11.07	$ 4,886	0.80%	1.00%	0.89%	10.87%	10.72%
VIP - Consumer Staples Investor Class (a)
2008	1,421	$8.72	$8.72	$ 12,389	0.25%	0.25%	1.95%	(21.60%)	(21.60%)
2007	335	$11.12	$11.12	$ 3,726	0.25%	0.25%	0.85%	11.19%	11.19%
VIP - Materials (a)
2008	1,547	$5.99	$5.97	$ 9,263	0.80%	1.00%	0.85%	(47.31%)	(47.42%)
2007	915	$11.36	$11.35	$ 10,416	0.80%	1.00%	1.09%	13.65%	13.49%
VIP - Materials Investor Class (a)
2008	1,179	$6.03	$6.03	$ 7,106	0.25%	0.25%	0.70%	(47.11%)	(47.11%)
2007	643	$11.40	$11.40	$ 7,335	0.25%	0.25%	0.96%	14.00%	14.00%
VIP - Telecommunications (a)
2008	147	$5.16	$5.14	$ 758	0.80%	1.00%	2.14%	(47.84%)	(47.94%)
2007	142	$9.89	$9.87	$ 1,403	0.80%	1.00%	0.31%	(1.12%)	(1.25%)
VIP - Telecommunications Investor Class (a)
2008	186	$5.20	$5.20	$ 969	0.25%	0.25%	1.87%	(47.60%)	(47.60%)
2007	174	$9.91	$9.91	$ 1,727	0.25%	0.25%	0.39%	(0.85%)	(0.85%)
VIP - Emerging Markets (a)
2008	605	$4.44	$4.43	$ 2,688	0.80%	1.00%	1.32%	(55.60%)	(55.66%)
VIP - Emerging Markets Investor Class (a)
2008	594	$4.45	$4.45	$ 2,642	0.25%	0.25%	1.39%	(55.53%)	(55.53%)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2006.

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
UIF - Emerging Markets Equity
2008	10,846	$6.78	$14.29	$ 120,234	0.25%	1.00%	-	(56.73%)	(57.06%)
2007	17,884	$15.68	$33.28	$ 464,356	0.25%	1.00%	0.42%	40.10%	39.04%
2006	13,299	$11.19	$23.94	$ 291,299	0.25%	1.00%	0.71%	36.80%	35.78%
2005	11,896	$17.87	$17.63	$ 212,239	0.80%	1.00%	0.37%	32.79%	32.52%
2004	8,508	$13.45	$13.30	$ 114,366	0.80%	1.00%	0.64%	22.13%	21.88%
UIF - Emerging Markets Debt
2008	2,909	$9.78	$18.51	$ 40,810	0.25%	1.00%	7.44%	(15.19%)	(15.83%)
2007	3,149	$11.53	$21.99	$ 53,610	0.25%	1.00%	7.26%	6.26%	5.46%
2006	2,745	$10.85	$20.85	$ 52,592	0.25%	1.00%	8.00%	10.53%	9.70%
2005	3,220	$19.26	$19.01	$ 61,936	0.80%	1.00%	7.73%	11.36%	11.13%
2004	3,293	$17.30	$17.10	$ 56,878	0.80%	1.00%	6.45%	9.18%	8.96%
UIF - Global Value Equity
2008	2,646	$7.06	$11.23	$ 26,133	0.25%	1.00%	2.62%	(40.30%)	(40.75%)
2007	3,569	$11.82	$18.95	$ 59,901	0.25%	1.00%	1.85%	6.37%	5.57%
2006	3,756	$11.11	$17.95	$ 63,338	0.25%	1.00%	1.53%	20.90%	20.00%
2005	3,527	$15.16	$14.96	$ 53,352	0.80%	1.00%	1.06%	4.99%	4.78%
2004	3,911	$14.44	$14.27	$ 56,372	0.80%	1.00%	0.80%	12.63%	12.40%
UIF - International Magnum
2008	5,895	$6.92	$9.36	$ 48,777	0.25%	1.00%	3.30%	(44.76%)	(45.18%)
2007	8,245	$12.53	$17.07	$ 126,122	0.25%	1.00%	1.51%	14.30%	13.44%
2006	7,898	$10.96	$15.05	$ 112,108	0.25%	1.00%	0.09%	24.82%	23.89%
2005	6,007	$12.31	$12.15	$ 73,782	0.80%	1.00%	1.27%	10.18%	9.96%
2004	5,747	$11.17	$11.05	$ 64,095	0.80%	1.00%	2.76%	16.45%	16.21%
OMIF - Growth II
2008	-	-	-	-	-	-	-	(34.41%)	(34.53%)
2007	1,252	$13.69	$13.45	$ 17,121	0.80%	1.00%	0.13%	22.44%	22.19%
2006	1,643	$11.18	$11.01	$ 18.344	0.80%	1.00%	-	6.34%	6.13%
2005	2,099	$10.51	$10.37	$ 22,039	0.80%	1.00%	-	10.47%	10.25%
2004	2,920	$9.52	$9.41	$ 27,771	0.80%	1.00%	-	5.76%	5.54%
OMIF - Small Cap
2008	-	-	-	-	-	-	0.95%	(12.78%)	(12.95%)
2007	3,174	$25.12	$24.69	$ 79,472	0.80%	1.00%	-	5.78%	5.57%
2006	3,889	$23.75	$23.39	$ 92,094	0.80%	1.00%	-	15.80%	15.57%
2005	5,169	$20.51	$20.24	$ 105,780	0.80%	1.00%	-	0.67%	0.46%
2004	7,032	$20.37	$20.14	$ 143,027	0.80%	1.00%	-	15.25%	15.02%
OMIF - Select Value
2008	-	-	-	-	-	-	0.95%	(23.08%)	(23.23%)
2007	1,436	$21.57	$21.20	$ 30,856	0.80%	1.00%	1.17%	4.67%	4.46%
2006	1,712	$20.61	$20.30	$ 35,155	0.80%	1.00%	1.49%	24.73%	24.48%
2005	2,250	$16.52	$16.31	$ 37,074	0.80%	1.00%	1.90%	3.67%	3.47%
2004	3,023	$15.94	$15.76	$ 48,073	0.80%	1.00%	2.01%	2.03%	1.82%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2006.

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
OMIF - Columbus Circle Technology & Communications
2008	-	-	-	-	-	-	-	(26.13%)	(26.27%)
2007	4,513	$12.13	$11.92	$ 54,718	0.80%	1.00%	-	32.26%	31.99%
2006	6,194	$9.17	$9.03	$ 56,780	0.80%	1.00%	-	3.87%	3.66%
2005	8,484	$8.83	$8.71	$ 74,887	0.80%	1.00%	-	9.04%	8.82%
2004	12,310	$8.10	$8.01	$ 99,657	0.80%	1.00%	-	5.57%	5.36%
OMIF - Large Cap Growth
2008	-	-	-	-	-	-	-	(36.87%)	(36.99%)
2007	2,746	$21.00	$20.64	$ 57,589	0.80%	1.00%	-	22.71%	22.46%
2006	3,549	$17.11	$16.85	$ 60,664	0.80%	1.00%	-	7.23%	7.01%
2005	4,578	$15.96	$15.75	$ 72,996	0.80%	1.00%	-	4.86%	4.65%
2004	6,474	$15.22	$15.05	$ 98,458	0.80%	1.00%	-	6.06%	5.85%
WFAF - Advantage VT Discovery
2008	1,893	$11.55	$11.32	$ 21,805	0.80%	1.00%	-	(44.80%)	(44.92%)
2007	2,313	$20.92	$20.56	$ 48,278	0.80%	1.00%	-	21.34%	21.09%
2006	2,951	$17.24	$16.98	$ 50,773	0.80%	1.00%	-	13.73%	13.50%
2005	3,735	$15.16	$14.96	$ 56,536	0.80%	1.00%	-	8.73%	8.51%
2004	5,129	$13.94	$13.78	$ 71,425	0.80%	1.00%	-	18.20%	17.96%
WFAF - Advantage VT Opportunity
2008	1,267	$13.39	$13.13	$ 16,902	0.80%	1.00%	1.91%	(40.58%)	(40.70%)
2007	1,574	$22.53	$22.14	$ 35,369	0.80%	1.00%	0.59%	5.78%	5.56%
2006	1,973	$21.30	$20.97	$ 41,927	0.80%	1.00%	-	11.32%	11.10%
2005	2,526	$19.13	$18.88	$ 48,244	0.80%	1.00%	-	7.02%	6.81%
2004	3,438	$17.88	$17.67	$ 61,376	0.80%	1.00%	-	17.27%	17.04%
CST - Small Cap Core I
2008	1,762	$7.61	$7.46	$ 13,371	0.80%	1.00%	0.08%	(35.12%)	(35.26%)
2007	2,313	$11.73	$11.53	$ 27,071	0.80%	1.00%	-	(1.63%)	(1.83%)
2006	3,382	$11.92	$11.74	$ 40,250	0.80%	1.00%	-	3.93%	3.72%
2005	4,830	$11.47	$11.32	$ 55,331	0.80%	1.00%	-	(3.46%)	(3.65%)
2004	8,235	$11.88	$11.75	$ 97,749	0.80%	1.00%	-	9.98%	9.76%
CST - International Focus
2008	1,792	$6.12	$9.68	$ 16,462	0.25%	1.00%	1.78%	(41.18%)	(41.63%)
2007	1,576	$16.88	$16.59	$ 26,556	0.80%	1.00%	1.03%	15.66%	15.42%
2006	1,914	$14.59	$14.37	$ 27,899	0.80%	1.00%	1.08%	17.71%	17.47%
2005	1,937	$12.40	$12.23	$ 23,996	0.80%	1.00%	0.82%	16.50%	16.27%
2004	1,455	$10.64	$10.52	$ 15,470	0.80%	1.00%	0.94%	13.82%	13.59%
CST - Global Small Cap Focus
2008	741	$7.29	$7.15	$ 5,390	0.80%	1.00%	1.71%	(47.18%)	(47.29%)
2007	1,091	$13.81	$13.57	$ 15,031	0.80%	1.00%	-	(4.73%)	(4.92%)
2006	1,733	$14.49	$14.27	$ 25,066	0.80%	1.00%	-	12.30%	12.08%
2005	2,544	$12.90	$12.73	$ 32,774	0.80%	1.00%	-	15.22%	14.99%
2004	2,345	$11.20	$11.07	$ 26,227	0.80%	1.00%	-	17.04%	16.81%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2006.

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
Lazard - Retirement Emerging Markets
2008	7,385	$7.55	$7.40	$ 55,353	0.25%	1.00%	2.06%	(48.72%)	(49.11%)
2007	9,088	$14.72	$14.54	$ 133,122	0.25%	1.00%	2.08%	33.29%	32.29%
2006	3,496	$11.05	$10.99	$ 38,524	0.25%	1.00%	0.36%	10.45%	9.90% (b)
SAI - Mid Cap Value (a)
2008	419	$6.02	$6.00	$ 2,525	0.80%	1.00%	3.10%	(35.66%)	(35.79%)
2007	67	$9.36	$9.35	$ 630	0.80%	1.00%	0.67%	(6.35%)	(6.48%)
SAI - Mid Cap Value Investor Class (a)
2008	351	$6.06	$6.06	$ 2,128	0.25%	0.25%	1.22%	(35.42%)	(35.42%)
2007	162	$9.39	$9.39	$ 1,522	0.25%	0.25%	0.73%	(6.10%)	(6.10%)
SAI - Small Cap Blend (a)
2008	534	$5.59	$5.57	$ 2,986	0.80%	1.00%	0.79%	(38.91%)	(39.03%)
2007	100	$9.15	$9.14	$ 908	0.80%	1.00%	0.21%	(8.47%)	(8.60%)
SAI - Small Cap Blend Investor Class (a)
2008	649	$5.63	$5.63	$ 3,654	0.25%	0.25%	0.18%	(38.69%)	(38.69%)
2007	297	$9.18	$9.18	$ 2,724	0.25%	0.25%	0.15%	(8.21%)	(8.21%)

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio.

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2006.

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contractholders of Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company at December 31, 2008, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2008 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 17, 2009

Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109

N.NRR/FIA-ANN-0209
1.xxxxxx.xxx

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B

The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.

Statement of Assets and Liabilities for Fidelity Investments Variable Annuity Account I as of December 31, 2008.

Statements of Operations and Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2008 and 2007.

Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I.

Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2008 and 2007.

Consolidated Statements of Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2008, 2007 and 2006.

Consolidated Statements of Changes in Stockholder's Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2008, 2007 and 2006.

Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2008, 2007 and 2006.

Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.

There are no financial statements included in Part A, other than Accumulation Unit Values.

b) Exhibits

(1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company ("Fidelity Investments Life") establishing the Fidelity Investments Variable Annuity Account I. (Note 1)

(2) Not Applicable.

(3) (a) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC (Note 1)

(b) Commission Schedule. (Note 1)

(4) (a) Specimen Variable Annuity Contract. (Note 1)

(b) Specimen Variable Annuity Contract for Use with Sponsored Arrangements. (Note 1)

(c) Endorsement for Qualified Contracts. (Note 1)

(5) (a) Application for Variable Annuity Contract. (Note 1)

(b) Application for Variable Annuity Contract for Use with Sponsored Arrangements. (Note 1)

(6) (a) Articles of Domestication of Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Fidelity Investments Life. (Note 1)

(7) Not Applicable.

(8) Not Applicable

(9) Opinion and consent of David J. Pearlman, as to the legality of securities being issued is filed herewith.

(10) Written consent of PricewaterhouseCoopers LLP is filed herewith.

(11) Not Applicable.

(12) Not Applicable.

(13) Performance Advertising Calculations (Note 1)

(14) (a) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund. (Note 1)

(b) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund II. (Note 1)

(c) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund III. (Note 1)

(d) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund IV. (Note 1)

(e) Form of Participation Agreement between Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the "Adviser"), (Note 3)

(f) Form of Participation Agreement between Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. ("FUND"), and PILGRIM BAXTER & ASSOCIATES, LTD. ("ADVISER"). (Note 3)

(g) Form of Participation Agreement between Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 4)

(h) Form of Participation Agreement between Fidelity Investments Life and Warburg, Pincus Trust, (the "Fund"); Warburg, Pincus Counsellors, Inc. (the "Adviser"); and Counsellors Securities Inc. (Note 4)

(i) Form of Distribution Agreement effective as of August 12, 1999 by and among Fidelity Investments Life Insurance Company, Fidelity Brokerage Services LLC. and Pacific Guardian Life Insurance Company, Limited. (Note 5)

(j) Form of Participation Agreement between Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC ("Distributor") and LAZARD RETIREMENT SERIES, INC. ("Fund"). (Note 9)

(15) Powers of Attorney

(a) Power of Attorney for Edward C. Johnson 3d (Note 8)

(b) Power of Attorney for Rodney R. Rohda (Note 8)

(c) Power of Attorney for David A. Golino (Note 9)

(d) Power of Attorney for Jon J. Skillman (Note 9)

(e) Power of Attorney for Roger T. Servison (Note 9)

(f) Power of Attorney for Miles Mei (Note 6)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 10 to this Registration Statement filed on April 26, 1996.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 12 to this Registration Statement filed electronically on August 29, 1997.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 13 to this Registration Statement filed electronically on April 29, 1998.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 15 to this Registration Statement filed on January 25, 1999.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 19 to this Registration Statement filed on April 24, 2001.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 3 to Registration Statement on form N-4 Reg. No. 333-123884 filed electronically on April 28, 2008.

(Note 7) Incorporated by reference from Post-Effective Amendment No. 21 to this Registration Statement filed on April 25, 2003.

(Note 8) Incorporated by reference from Post-Effective Amendment No. 3 to Registration Statement on form N-4 Reg. No. 33-54926 filed on April 24, 1996.

(Note 9) Incorporated by reference from Post-Effective Amendment No. 26 to this Registration Statement filed electronically on April 27, 2006.

Item 25.Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

EDWARD C. JOHNSON 3d, Director

WILLIAM R. EBSWORTH, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

JON J. SKILLMAN, Director and President

Executive Officers Who Are Not Directors

Joan M. Bloom	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Senior Vice President, Marketing
David A. Golino		Senior Vice President & Chief Financial Officer
Miles Mei		Treasurer
Robert J. Cummings		Senior Vice President, Client Services
David J. Pearlman		Vice President and Senior Legal Counsel
Jeffrey K. Cimini		Executive Vice President, Sales
William J. Johnson Jr.		Actuary and Executive Vice President, Investment Product
Development and Risk Management
Thomas M. Ewanich		Vice President and Actuary
Paul J. Vancheri		Senior Vice President, Systems and Technology
Earl F. Martin		Appointed Actuary
Brian N. Leary		Vice President & Chief Compliance Officer
Edward M. Shea		Secretary
Stuart C. Schagrin		Vice President, Client Services Risk Management
James M. Gardiner		Vice President, Client Services

The principal business address of all persons listed in Item 25 is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27. Number of Contract Owners.

On March 31, 2009 there were 1,717 Qualified Contracts and 78,111 Non-qualified Contracts.

Item 28. Indemnification

FMR LLC and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity's By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	James C. Burton	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Director
	Rodger A. Lawson		Director
	James C. Burton		Chief Executive Officer and President
	Richard Lyons		Chief Financial Officer and Senior Vice President
	John W. Callahan		Executive Vice President
	Jim Smith		Senior Vice President, Real Estate
	Donald St. Peter		Vice President, Real Estate
	Tami R. Rash		Treasurer
	J. Gregory Wass		Assistant Treasurer
	David Forman		Secretary and Chief Legal Officer
	Mary Brady		Assistant Secretary
	Peter D. Stahl		Assistant Secretary
	Susan Boudrot		Chief Compliance Officer

(c) $0.00

The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 82 Devonshire Street, Boston, Massachusetts 02109.

Item 31. Management Services

Not applicable

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securitie laws.

(e) Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investment Life Insurance Company

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 29 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 28th day of April, 2009.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/________*	Attest:	/s/Edward M. Shea
	Jon J. Skillman		Edward M. Shea
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 28th day of April, 2009.

Signature	Title
/s/________*
Jon J. Skillman	President and Director	)
)
/s/________*		)
Miles Mei	Treasurer	)
)
/s/________*		)
Edward C. Johnson 3d	Director	)
)
/s/________*		)
Rodney R. Rohda	Director	) By:	/s/David J. Pearlman
		)	David J. Pearlman
/s/________*		)	(Attorney-in-Fact)*
Roger T. Servison	Director	)